UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03329

Variable Insurance Products Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Value Portfolio VIP Value Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 45	0.84%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$687,690,017
Number of Holdings	113
Portfolio Turnover	104%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	18.7
Information Technology	14.2
Industrials	14.0
Health Care	13.2
Consumer Discretionary	11.2
Energy	6.9
Consumer Staples	5.6
Real Estate	4.2
Utilities	3.9
Materials	3.6
Communication Services	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
Canada - 2.6
United Kingdom - 2.2
Puerto Rico - 1.0
Hong Kong - 0.5
Portugal - 0.5

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	6.2
Apple Inc	5.1
Microsoft Corp	3.2
Western Digital Corp	2.4
Exxon Mobil Corp	2.0
Alphabet Inc Class A	1.9
Wells Fargo & Co	1.7
GSK PLC ADR	1.6
Molina Healthcare Inc	1.5
Welltower Inc	1.4
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915954.102    904-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Value Portfolio VIP Value Portfolio Service Class

This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 37	0.69%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$687,690,017
Number of Holdings	113
Portfolio Turnover	104%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	18.7
Information Technology	14.2
Industrials	14.0
Health Care	13.2
Consumer Discretionary	11.2
Energy	6.9
Consumer Staples	5.6
Real Estate	4.2
Utilities	3.9
Materials	3.6
Communication Services	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
Canada - 2.6
United Kingdom - 2.2
Puerto Rico - 1.0
Hong Kong - 0.5
Portugal - 0.5

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	6.2
Apple Inc	5.1
Microsoft Corp	3.2
Western Digital Corp	2.4
Exxon Mobil Corp	2.0
Alphabet Inc Class A	1.9
Wells Fargo & Co	1.7
GSK PLC ADR	1.6
Molina Healthcare Inc	1.5
Welltower Inc	1.4
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915953.102    900-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Value Portfolio VIP Value Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 36	0.67%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$687,690,017
Number of Holdings	113
Portfolio Turnover	104%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	18.7
Information Technology	14.2
Industrials	14.0
Health Care	13.2
Consumer Discretionary	11.2
Energy	6.9
Consumer Staples	5.6
Real Estate	4.2
Utilities	3.9
Materials	3.6
Communication Services	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
Canada - 2.6
United Kingdom - 2.2
Puerto Rico - 1.0
Hong Kong - 0.5
Portugal - 0.5

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	6.2
Apple Inc	5.1
Microsoft Corp	3.2
Western Digital Corp	2.4
Exxon Mobil Corp	2.0
Alphabet Inc Class A	1.9
Wells Fargo & Co	1.7
GSK PLC ADR	1.6
Molina Healthcare Inc	1.5
Welltower Inc	1.4
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915951.102    1456-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Value Portfolio VIP Value Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.59%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$687,690,017
Number of Holdings	113
Portfolio Turnover	104%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	18.7
Information Technology	14.2
Industrials	14.0
Health Care	13.2
Consumer Discretionary	11.2
Energy	6.9
Consumer Staples	5.6
Real Estate	4.2
Utilities	3.9
Materials	3.6
Communication Services	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
Canada - 2.6
United Kingdom - 2.2
Puerto Rico - 1.0
Hong Kong - 0.5
Portugal - 0.5

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	6.2
Apple Inc	5.1
Microsoft Corp	3.2
Western Digital Corp	2.4
Exxon Mobil Corp	2.0
Alphabet Inc Class A	1.9
Wells Fargo & Co	1.7
GSK PLC ADR	1.6
Molina Healthcare Inc	1.5
Welltower Inc	1.4
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915952.102    898-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Stock Selector Portfolio VIP Stock Selector Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 42	0.79%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$4,995,338,038
Number of Holdings	386
Portfolio Turnover	52%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.8
Financials	11.5
Communication Services	10.2
Consumer Discretionary	9.2
Industrials	9.1
Health Care	9.0
Consumer Staples	4.6
Energy	2.9
Utilities	2.0
Materials	1.8
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.7
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.2
Taiwan - 1.7
Canada - 0.8
Netherlands - 0.5
United Kingdom - 0.4
Denmark - 0.2
Belgium - 0.1
Korea (South) - 0.1
Germany - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Alphabet Inc Class A	7.1
Apple Inc	5.9
Amazon.com Inc	4.0
Microsoft Corp	3.8
Broadcom Inc	2.7
Micron Technology Inc	2.2
Tesla Inc	1.7
Mastercard Inc Class A	1.7
Meta Platforms Inc Class A	1.5
38.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916203.102    6429-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Stock Selector Portfolio VIP Stock Selector Portfolio Service Class

This semi-annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 34	0.64%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$4,995,338,038
Number of Holdings	386
Portfolio Turnover	52%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.8
Financials	11.5
Communication Services	10.2
Consumer Discretionary	9.2
Industrials	9.1
Health Care	9.0
Consumer Staples	4.6
Energy	2.9
Utilities	2.0
Materials	1.8
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.7
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.2
Taiwan - 1.7
Canada - 0.8
Netherlands - 0.5
United Kingdom - 0.4
Denmark - 0.2
Belgium - 0.1
Korea (South) - 0.1
Germany - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Alphabet Inc Class A	7.1
Apple Inc	5.9
Amazon.com Inc	4.0
Microsoft Corp	3.8
Broadcom Inc	2.7
Micron Technology Inc	2.2
Tesla Inc	1.7
Mastercard Inc Class A	1.7
Meta Platforms Inc Class A	1.5
38.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916202.102    6428-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Stock Selector Portfolio VIP Stock Selector Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 33	0.61%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$4,995,338,038
Number of Holdings	386
Portfolio Turnover	52%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.8
Financials	11.5
Communication Services	10.2
Consumer Discretionary	9.2
Industrials	9.1
Health Care	9.0
Consumer Staples	4.6
Energy	2.9
Utilities	2.0
Materials	1.8
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.7
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.2
Taiwan - 1.7
Canada - 0.8
Netherlands - 0.5
United Kingdom - 0.4
Denmark - 0.2
Belgium - 0.1
Korea (South) - 0.1
Germany - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Alphabet Inc Class A	7.1
Apple Inc	5.9
Amazon.com Inc	4.0
Microsoft Corp	3.8
Broadcom Inc	2.7
Micron Technology Inc	2.2
Tesla Inc	1.7
Mastercard Inc Class A	1.7
Meta Platforms Inc Class A	1.5
38.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916201.102    6427-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Stock Selector Portfolio VIP Stock Selector Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 29	0.54%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$4,995,338,038
Number of Holdings	386
Portfolio Turnover	52%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.8
Financials	11.5
Communication Services	10.2
Consumer Discretionary	9.2
Industrials	9.1
Health Care	9.0
Consumer Staples	4.6
Energy	2.9
Utilities	2.0
Materials	1.8
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.7
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.2
Taiwan - 1.7
Canada - 0.8
Netherlands - 0.5
United Kingdom - 0.4
Denmark - 0.2
Belgium - 0.1
Korea (South) - 0.1
Germany - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Alphabet Inc Class A	7.1
Apple Inc	5.9
Amazon.com Inc	4.0
Microsoft Corp	3.8
Broadcom Inc	2.7
Micron Technology Inc	2.2
Tesla Inc	1.7
Mastercard Inc Class A	1.7
Meta Platforms Inc Class A	1.5
38.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916200.102    6426-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Overseas Portfolio VIP Overseas Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 50	0.96%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$2,307,687,000
Number of Holdings	77
Portfolio Turnover	83%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.3
Financials	21.6
Information Technology	19.5
Health Care	8.0
Materials	7.9
Consumer Discretionary	5.9
Consumer Staples	4.7
Utilities	3.4
Communication Services	0.6
Energy	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.2
United Kingdom - 15.0
United States - 12.4
Spain - 8.1
Netherlands - 7.9
France - 7.4
Germany - 5.8
Italy - 4.3
Taiwan - 2.9
Others - 14.0

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	5.8
Banco Santander SA	3.2
Rolls-Royce Holdings PLC	3.0
Schneider Electric SE	2.9
Taiwan Semiconductor Manufacturing Co Ltd	2.7
Safran SA	2.7
Iberdrola SA	2.5
CaixaBank SA	2.4
Allianz SE	2.4
Advantest Corp	2.4
30.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915990.102    362-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Overseas Portfolio VIP Overseas Portfolio Service Class

This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 42	0.81%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$2,307,687,000
Number of Holdings	77
Portfolio Turnover	83%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.3
Financials	21.6
Information Technology	19.5
Health Care	8.0
Materials	7.9
Consumer Discretionary	5.9
Consumer Staples	4.7
Utilities	3.4
Communication Services	0.6
Energy	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.2
United Kingdom - 15.0
United States - 12.4
Spain - 8.1
Netherlands - 7.9
France - 7.4
Germany - 5.8
Italy - 4.3
Taiwan - 2.9
Others - 14.0

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	5.8
Banco Santander SA	3.2
Rolls-Royce Holdings PLC	3.0
Schneider Electric SE	2.9
Taiwan Semiconductor Manufacturing Co Ltd	2.7
Safran SA	2.7
Iberdrola SA	2.5
CaixaBank SA	2.4
Allianz SE	2.4
Advantest Corp	2.4
30.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915991.102    495-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Overseas Portfolio VIP Overseas Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 41	0.79%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$2,307,687,000
Number of Holdings	77
Portfolio Turnover	83%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.3
Financials	21.6
Information Technology	19.5
Health Care	8.0
Materials	7.9
Consumer Discretionary	5.9
Consumer Staples	4.7
Utilities	3.4
Communication Services	0.6
Energy	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.2
United Kingdom - 15.0
United States - 12.4
Spain - 8.1
Netherlands - 7.9
France - 7.4
Germany - 5.8
Italy - 4.3
Taiwan - 2.9
Others - 14.0

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	5.8
Banco Santander SA	3.2
Rolls-Royce Holdings PLC	3.0
Schneider Electric SE	2.9
Taiwan Semiconductor Manufacturing Co Ltd	2.7
Safran SA	2.7
Iberdrola SA	2.5
CaixaBank SA	2.4
Allianz SE	2.4
Advantest Corp	2.4
30.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915988.102    1472-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Overseas Portfolio VIP Overseas Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 37	0.71%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$2,307,687,000
Number of Holdings	77
Portfolio Turnover	83%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.3
Financials	21.6
Information Technology	19.5
Health Care	8.0
Materials	7.9
Consumer Discretionary	5.9
Consumer Staples	4.7
Utilities	3.4
Communication Services	0.6
Energy	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.2
United Kingdom - 15.0
United States - 12.4
Spain - 8.1
Netherlands - 7.9
France - 7.4
Germany - 5.8
Italy - 4.3
Taiwan - 2.9
Others - 14.0

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	5.8
Banco Santander SA	3.2
Rolls-Royce Holdings PLC	3.0
Schneider Electric SE	2.9
Taiwan Semiconductor Manufacturing Co Ltd	2.7
Safran SA	2.7
Iberdrola SA	2.5
CaixaBank SA	2.4
Allianz SE	2.4
Advantest Corp	2.4
30.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915989.102    154-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP High Income Portfolio VIP High Income Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 45	0.90%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$800,910,823
Number of Holdings	796
Portfolio Turnover	64%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 6.5
BB - 38.1
B - 33.3
CCC,CC,C - 12.0
D - 0.1
Not Rated - 4.8
Equities - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 77.3
Bank Loan Obligations - 10.8
Preferred Securities - 4.9
Alternative Funds - 1.4
Common Stocks - 0.8
Preferred Stocks - 0.8
Asset-Backed Securities - 0.2
CMOs and Other Mortgage Related Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Canada - 2.0
United Kingdom - 1.5
France - 1.5
Ireland - 0.6
Brazil - 0.6
Switzerland - 0.5
Luxembourg - 0.5
Colombia - 0.4
Others - 3.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Private Credit Company LLC	1.4
TransDigm Inc	1.4
CCO Holdings LLC / CCO Holdings Capital Corp	1.1
1261229 BC Ltd	1.1
NRG Energy Inc	1.0
Citigroup Inc	1.0
Sunoco LP	0.9
Carnival Corp Ltd	0.9
Altice France SA	0.8
CoreWeave Inc	0.8
10.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915945.102    358-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP High Income Portfolio VIP High Income Portfolio Service Class

This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 37	0.74%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$800,910,823
Number of Holdings	796
Portfolio Turnover	64%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 6.5
BB - 38.1
B - 33.3
CCC,CC,C - 12.0
D - 0.1
Not Rated - 4.8
Equities - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 77.3
Bank Loan Obligations - 10.8
Preferred Securities - 4.9
Alternative Funds - 1.4
Common Stocks - 0.8
Preferred Stocks - 0.8
Asset-Backed Securities - 0.2
CMOs and Other Mortgage Related Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Canada - 2.0
United Kingdom - 1.5
France - 1.5
Ireland - 0.6
Brazil - 0.6
Switzerland - 0.5
Luxembourg - 0.5
Colombia - 0.4
Others - 3.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Private Credit Company LLC	1.4
TransDigm Inc	1.4
CCO Holdings LLC / CCO Holdings Capital Corp	1.1
1261229 BC Ltd	1.1
NRG Energy Inc	1.0
Citigroup Inc	1.0
Sunoco LP	0.9
Carnival Corp Ltd	0.9
Altice France SA	0.8
CoreWeave Inc	0.8
10.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915946.102    492-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP High Income Portfolio VIP High Income Portfolio Investor Class

This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.68%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$800,910,823
Number of Holdings	796
Portfolio Turnover	64%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 6.5
BB - 38.1
B - 33.3
CCC,CC,C - 12.0
D - 0.1
Not Rated - 4.8
Equities - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 77.3
Bank Loan Obligations - 10.8
Preferred Securities - 4.9
Alternative Funds - 1.4
Common Stocks - 0.8
Preferred Stocks - 0.8
Asset-Backed Securities - 0.2
CMOs and Other Mortgage Related Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Canada - 2.0
United Kingdom - 1.5
France - 1.5
Ireland - 0.6
Brazil - 0.6
Switzerland - 0.5
Luxembourg - 0.5
Colombia - 0.4
Others - 3.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Private Credit Company LLC	1.4
TransDigm Inc	1.4
CCO Holdings LLC / CCO Holdings Capital Corp	1.1
1261229 BC Ltd	1.1
NRG Energy Inc	1.0
Citigroup Inc	1.0
Sunoco LP	0.9
Carnival Corp Ltd	0.9
Altice France SA	0.8
CoreWeave Inc	0.8
10.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915943.102    1454-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP High Income Portfolio VIP High Income Portfolio Initial Class

This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.64%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$800,910,823
Number of Holdings	796
Portfolio Turnover	64%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 6.5
BB - 38.1
B - 33.3
CCC,CC,C - 12.0
D - 0.1
Not Rated - 4.8
Equities - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 77.3
Bank Loan Obligations - 10.8
Preferred Securities - 4.9
Alternative Funds - 1.4
Common Stocks - 0.8
Preferred Stocks - 0.8
Asset-Backed Securities - 0.2
CMOs and Other Mortgage Related Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Canada - 2.0
United Kingdom - 1.5
France - 1.5
Ireland - 0.6
Brazil - 0.6
Switzerland - 0.5
Luxembourg - 0.5
Colombia - 0.4
Others - 3.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Private Credit Company LLC	1.4
TransDigm Inc	1.4
CCO Holdings LLC / CCO Holdings Capital Corp	1.1
1261229 BC Ltd	1.1
NRG Energy Inc	1.0
Citigroup Inc	1.0
Sunoco LP	0.9
Carnival Corp Ltd	0.9
Altice France SA	0.8
CoreWeave Inc	0.8
10.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915944.102    152-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Growth Portfolio VIP Growth Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 42	0.79%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$12,487,965,531
Number of Holdings	145
Portfolio Turnover	73%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	51.1
Communication Services	13.5
Industrials	9.7
Health Care	8.1
Consumer Discretionary	7.2
Materials	4.3
Financials	3.9
Energy	0.8
Utilities	0.2
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Taiwan - 3.5
Canada - 0.9
Chile - 0.7
Belgium - 0.7
Netherlands - 0.6
Luxembourg - 0.6
Australia - 0.5
Korea (South) - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.7
Alphabet Inc Class A	10.5
Apple Inc	5.0
Broadcom Inc	4.3
Eli Lilly & Co	3.6
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.3
Advanced Micro Devices Inc	2.8
Micron Technology Inc	2.6
Tesla Inc	2.4
Amazon.com Inc	2.3
50.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915986.102    357-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Growth Portfolio VIP Growth Portfolio Service Class

This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 34	0.64%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$12,487,965,531
Number of Holdings	145
Portfolio Turnover	73%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	51.1
Communication Services	13.5
Industrials	9.7
Health Care	8.1
Consumer Discretionary	7.2
Materials	4.3
Financials	3.9
Energy	0.8
Utilities	0.2
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Taiwan - 3.5
Canada - 0.9
Chile - 0.7
Belgium - 0.7
Netherlands - 0.6
Luxembourg - 0.6
Australia - 0.5
Korea (South) - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.7
Alphabet Inc Class A	10.5
Apple Inc	5.0
Broadcom Inc	4.3
Eli Lilly & Co	3.6
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.3
Advanced Micro Devices Inc	2.8
Micron Technology Inc	2.6
Tesla Inc	2.4
Amazon.com Inc	2.3
50.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915987.102    472-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Growth Portfolio VIP Growth Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 32	0.61%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$12,487,965,531
Number of Holdings	145
Portfolio Turnover	73%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	51.1
Communication Services	13.5
Industrials	9.7
Health Care	8.1
Consumer Discretionary	7.2
Materials	4.3
Financials	3.9
Energy	0.8
Utilities	0.2
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Taiwan - 3.5
Canada - 0.9
Chile - 0.7
Belgium - 0.7
Netherlands - 0.6
Luxembourg - 0.6
Australia - 0.5
Korea (South) - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.7
Alphabet Inc Class A	10.5
Apple Inc	5.0
Broadcom Inc	4.3
Eli Lilly & Co	3.6
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.3
Advanced Micro Devices Inc	2.8
Micron Technology Inc	2.6
Tesla Inc	2.4
Amazon.com Inc	2.3
50.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915984.102    1453-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Growth Portfolio VIP Growth Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 29	0.54%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$12,487,965,531
Number of Holdings	145
Portfolio Turnover	73%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	51.1
Communication Services	13.5
Industrials	9.7
Health Care	8.1
Consumer Discretionary	7.2
Materials	4.3
Financials	3.9
Energy	0.8
Utilities	0.2
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Taiwan - 3.5
Canada - 0.9
Chile - 0.7
Belgium - 0.7
Netherlands - 0.6
Luxembourg - 0.6
Australia - 0.5
Korea (South) - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.7
Alphabet Inc Class A	10.5
Apple Inc	5.0
Broadcom Inc	4.3
Eli Lilly & Co	3.6
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.3
Advanced Micro Devices Inc	2.8
Micron Technology Inc	2.6
Tesla Inc	2.4
Amazon.com Inc	2.3
50.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915985.102    151-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Floating Rate High Income Portfolio VIP Floating Rate High Income Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.70%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$417,138,920
Number of Holdings	543
Portfolio Turnover	44%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 3.2
BB - 21.8
B - 59.2
CCC,CC,C - 7.0
Not Rated - 4.2
Equities - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 90.7
Corporate Bonds - 3.4
Common Stocks - 1.1
Alternative Funds - 0.7
Asset-Backed Securities - 0.4
Preferred Securities - 0.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.0
United Kingdom - 2.5
France - 1.3
Canada - 1.1
Grand Cayman (UK Overseas Ter) - 0.6
Netherlands - 0.5
Switzerland - 0.4
Luxembourg - 0.3
Germany - 0.3
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.6
Asurion LLC	1.8
Acrisure LLC	1.4
Fertitta Entertainment LLC/NV	1.3
TransDigm Inc	1.3
Clydesdale Acquisition Holdings Inc	1.2
MH Sub I LLC	1.2
Altice France SA	1.1
AI Aqua Merger Sub Inc	1.1
Neptune Bidco US Inc	1.0
14.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916160.102    2639-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Floating Rate High Income Portfolio VIP Floating Rate High Income Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.66%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$417,138,920
Number of Holdings	543
Portfolio Turnover	44%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 3.2
BB - 21.8
B - 59.2
CCC,CC,C - 7.0
Not Rated - 4.2
Equities - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 90.7
Corporate Bonds - 3.4
Common Stocks - 1.1
Alternative Funds - 0.7
Asset-Backed Securities - 0.4
Preferred Securities - 0.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.0
United Kingdom - 2.5
France - 1.3
Canada - 1.1
Grand Cayman (UK Overseas Ter) - 0.6
Netherlands - 0.5
Switzerland - 0.4
Luxembourg - 0.3
Germany - 0.3
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.6
Asurion LLC	1.8
Acrisure LLC	1.4
Fertitta Entertainment LLC/NV	1.3
TransDigm Inc	1.3
Clydesdale Acquisition Holdings Inc	1.2
MH Sub I LLC	1.2
Altice France SA	1.1
AI Aqua Merger Sub Inc	1.1
Neptune Bidco US Inc	1.0
14.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916159.102    2638-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Equity-Income Portfolio℠ VIP Equity-Income Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 37	0.70%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$7,191,259,399
Number of Holdings	117
Portfolio Turnover	33%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.1
Information Technology	16.1
Health Care	14.1
Industrials	10.6
Consumer Discretionary	10.0
Consumer Staples	9.0
Energy	6.5
Utilities	4.6
Communication Services	4.3
Materials	3.1
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.7
Canada - 3.0
Taiwan - 2.4
United Kingdom - 2.3
Korea (South) - 2.0
Netherlands - 1.0
Germany - 0.6
Italy - 0.4
Japan - 0.4
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	4.3
Amazon.com Inc	3.7
JPMorgan Chase & Co	3.1
Exxon Mobil Corp	2.8
AbbVie Inc	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.4
Johnson & Johnson	2.3
Samsung Electronics Co Ltd	2.0
Linde PLC	1.9
Gilead Sciences Inc	1.8
26.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915982.102    356-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Equity-Income Portfolio℠ VIP Equity-Income Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 29	0.55%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$7,191,259,399
Number of Holdings	117
Portfolio Turnover	33%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.1
Information Technology	16.1
Health Care	14.1
Industrials	10.6
Consumer Discretionary	10.0
Consumer Staples	9.0
Energy	6.5
Utilities	4.6
Communication Services	4.3
Materials	3.1
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.7
Canada - 3.0
Taiwan - 2.4
United Kingdom - 2.3
Korea (South) - 2.0
Netherlands - 1.0
Germany - 0.6
Italy - 0.4
Japan - 0.4
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	4.3
Amazon.com Inc	3.7
JPMorgan Chase & Co	3.1
Exxon Mobil Corp	2.8
AbbVie Inc	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.4
Johnson & Johnson	2.3
Samsung Electronics Co Ltd	2.0
Linde PLC	1.9
Gilead Sciences Inc	1.8
26.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915983.102    471-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Equity-Income Portfolio℠ VIP Equity-Income Portfolio℠ Investor Class

This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 27	0.53%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$7,191,259,399
Number of Holdings	117
Portfolio Turnover	33%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.1
Information Technology	16.1
Health Care	14.1
Industrials	10.6
Consumer Discretionary	10.0
Consumer Staples	9.0
Energy	6.5
Utilities	4.6
Communication Services	4.3
Materials	3.1
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.7
Canada - 3.0
Taiwan - 2.4
United Kingdom - 2.3
Korea (South) - 2.0
Netherlands - 1.0
Germany - 0.6
Italy - 0.4
Japan - 0.4
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	4.3
Amazon.com Inc	3.7
JPMorgan Chase & Co	3.1
Exxon Mobil Corp	2.8
AbbVie Inc	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.4
Johnson & Johnson	2.3
Samsung Electronics Co Ltd	2.0
Linde PLC	1.9
Gilead Sciences Inc	1.8
26.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915980.102    1452-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Equity-Income Portfolio℠ VIP Equity-Income Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 24	0.45%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$7,191,259,399
Number of Holdings	117
Portfolio Turnover	33%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.1
Information Technology	16.1
Health Care	14.1
Industrials	10.6
Consumer Discretionary	10.0
Consumer Staples	9.0
Energy	6.5
Utilities	4.6
Communication Services	4.3
Materials	3.1
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.7
Canada - 3.0
Taiwan - 2.4
United Kingdom - 2.3
Korea (South) - 2.0
Netherlands - 1.0
Germany - 0.6
Italy - 0.4
Japan - 0.4
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	4.3
Amazon.com Inc	3.7
JPMorgan Chase & Co	3.1
Exxon Mobil Corp	2.8
AbbVie Inc	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.4
Johnson & Johnson	2.3
Samsung Electronics Co Ltd	2.0
Linde PLC	1.9
Gilead Sciences Inc	1.8
26.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915981.102    150-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Floating Rate High Income Portfolio VIP Floating Rate High Income Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 43	0.85%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$417,138,920
Number of Holdings	543
Portfolio Turnover	44%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 3.2
BB - 21.8
B - 59.2
CCC,CC,C - 7.0
Not Rated - 4.2
Equities - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 90.7
Corporate Bonds - 3.4
Common Stocks - 1.1
Alternative Funds - 0.7
Asset-Backed Securities - 0.4
Preferred Securities - 0.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.0
United Kingdom - 2.5
France - 1.3
Canada - 1.1
Grand Cayman (UK Overseas Ter) - 0.6
Netherlands - 0.5
Switzerland - 0.4
Luxembourg - 0.3
Germany - 0.3
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.6
Asurion LLC	1.8
Acrisure LLC	1.4
Fertitta Entertainment LLC/NV	1.3
TransDigm Inc	1.3
Clydesdale Acquisition Holdings Inc	1.2
MH Sub I LLC	1.2
Altice France SA	1.1
AI Aqua Merger Sub Inc	1.1
Neptune Bidco US Inc	1.0
14.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919245.101    9075-TSRS-0826

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP Value Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Value Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
CANADA - 2.6%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Gildan Activewear Inc (a)	114,987	5,928,326
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Imperial Oil Ltd	53,532	6,011,286
Suncor Energy Inc	109,100	5,869,438
TOTAL ENERGY		11,880,724
TOTAL CANADA		17,809,050
HONG KONG - 0.5%
Financials - 0.5%
Insurance - 0.5%
Prudential PLC	268,070	3,560,510
PORTUGAL - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Galp Energia SGPS SA	165,700	3,511,831
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
Popular Inc	42,076	6,908,038
UNITED KINGDOM - 2.2%
Financials - 0.6%
Capital Markets - 0.6%
Marex Group PLC	67,600	4,120,220
Health Care - 1.6%
Pharmaceuticals - 1.6%
GSK PLC ADR	212,537	11,141,190
TOTAL UNITED KINGDOM		15,261,410
UNITED STATES - 91.8%
Communication Services - 3.1%
Interactive Media & Services - 1.9%
Alphabet Inc Class A	37,006	13,224,835
Media - 1.2%
Nexstar Media Group Inc	30,026	5,362,343
Omnicom Group Inc	37,700	2,745,691
		8,108,034
TOTAL COMMUNICATION SERVICES		21,332,869
Consumer Discretionary - 10.3%
Broadline Retail - 6.2%
Amazon.com Inc (b)	177,953	42,413,319
Distributors - 0.1%
Genuine Parts Co	11,096	1,309,106
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions Inc (b)	24,171	1,713,240
Driven Brands Holdings Inc (b)	297,400	4,145,756
		5,858,996
Hotels, Restaurants & Leisure - 1.1%
Churchill Downs Inc	51,300	4,598,532
Hilton Grand Vacations Inc (b)	56,348	2,950,945
		7,549,477
Household Durables - 0.6%
Somnigroup International Inc	48,626	3,812,278
Specialty Retail - 1.4%
Bath & Body Works Inc	154,568	3,575,158
Lithia Motors Inc	20,556	5,971,312
		9,546,470
TOTAL CONSUMER DISCRETIONARY		70,489,646
Consumer Staples - 5.6%
Beverages - 2.0%
Keurig Dr Pepper Inc	259,105	8,480,507
Primo Brands Corp Class A	196,100	4,792,684
		13,273,191
Consumer Staples Distribution & Retail - 1.2%
Performance Food Group Co (b)	75,700	8,462,503
Food Products - 0.7%
Darling Ingredients Inc (b)	88,863	4,853,697
Household Products - 1.7%
Clorox Co/The	80,556	7,688,265
Kimberly-Clark Corp	38,925	4,272,797
		11,961,062
TOTAL CONSUMER STAPLES		38,550,453
Energy - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Exxon Mobil Corp	100,221	13,702,215
Phillips 66	35,900	6,068,895
Sunoco LP	95,900	6,473,250
Targa Resources Corp	23,130	6,202,078
TOTAL ENERGY		32,446,438
Financials - 16.6%
Banks - 3.9%
East West Bancorp Inc	60,410	7,798,327
First Citizens BancShares Inc/NC Class A	3,478	7,236,987
Wells Fargo & Co	140,518	11,612,408
		26,647,722
Capital Markets - 2.8%
Ares Management Corp Class A (a)	36,200	4,029,422
Charles Schwab Corp/The	65,700	6,062,139
LPL Financial Holdings Inc	18,200	5,126,576
Raymond James Financial Inc	25,953	3,945,635
		19,163,772
Consumer Finance - 2.3%
Capital One Financial Corp	30,600	6,138,972
OneMain Holdings Inc	87,688	5,346,337
SLM Corp	170,000	4,409,800
		15,895,109
Financial Services - 4.7%
Apollo Global Management Inc	64,831	7,670,156
Corebridge Financial Inc	210,700	6,032,341
Corpay Inc (b)	13,700	4,565,799
Fiserv Inc (b)	92,900	4,556,744
Global Payments Inc	68,473	4,968,401
WEX Inc (a)(b)	33,911	4,784,503
		32,577,944
Insurance - 2.9%
Arthur J Gallagher & Co	25,100	5,762,207
First American Financial Corp	23,890	1,638,615
Reinsurance Group of America Inc	32,135	6,833,508
Ryan Specialty Holdings Inc Class A (a)	157,800	5,958,528
		20,192,858
TOTAL FINANCIALS		114,477,405
Health Care - 11.6%
Biotechnology - 1.0%
Gilead Sciences Inc	54,256	6,854,703
Health Care Equipment & Supplies - 2.1%
GE HealthCare Technologies Inc	71,100	4,551,111
Lantheus Holdings Inc (b)	52,900	5,868,726
QuidelOrtho Corp (a)(b)	221,925	3,887,016
		14,306,853
Health Care Providers & Services - 4.9%
Acadia Healthcare Co Inc (a)(b)	246,953	7,292,522
Cigna Group/The	27,667	7,627,239
Humana Inc	14,046	5,579,352
Molina Healthcare Inc (b)	44,377	10,149,021
Tenet Healthcare Corp (b)	16,752	3,133,964
		33,782,098
Health Care Technology - 0.7%
Waystar Holding Corp (b)	243,300	4,994,949
Life Sciences Tools & Services - 2.0%
ICON PLC (b)	38,230	6,640,933
IQVIA Holdings Inc (b)	35,900	6,936,598
		13,577,531
Pharmaceuticals - 0.9%
Roche Holding AG	15,561	6,409,283
TOTAL HEALTH CARE		79,925,417
Industrials - 14.0%
Aerospace & Defense - 0.1%
Textron Inc	6,100	559,553
Air Freight & Logistics - 2.4%
FedEx Corp	16,650	5,213,615
GXO Logistics Inc (b)	82,070	4,160,948
United Parcel Service Inc Class B	65,919	7,086,293
		16,460,856
Building Products - 1.4%
Allegion plc	12,830	1,802,486
Hayward Holdings Inc (b)	277,050	4,795,736
UFP Industries Inc	34,000	3,085,160
		9,683,382
Commercial Services & Supplies - 1.3%
Brink's Co/The	41,742	3,944,202
Clean Harbors Inc (b)	17,031	5,088,011
		9,032,213
Construction & Engineering - 0.7%
AECOM	69,100	4,823,180
Electrical Equipment - 0.8%
Regal Rexnord Corp	22,662	5,397,862
Ground Transportation - 0.6%
U-Haul Holding Co Class N	65,655	3,788,294
Machinery - 3.0%
Allison Transmission Holdings Inc	45,451	5,124,146
Gates Industrial Corp PLC (b)	148,500	4,153,544
Oshkosh Corp	36,000	5,525,280
Terex Corp	75,107	5,436,996
		20,239,966
Passenger Airlines - 0.4%
Delta Air Lines Inc	31,500	2,950,290
Professional Services - 2.7%
Amentum Holdings Inc (b)	129,160	2,669,737
First Advantage Corp (a)(b)	145,600	2,628,080
KBR Inc (a)	133,600	4,613,208
SS&C Technologies Holdings Inc	77,500	4,808,875
TransUnion	56,400	4,068,696
		18,788,596
Trading Companies & Distributors - 0.6%
Herc Holdings Inc	30,162	4,323,421
TOTAL INDUSTRIALS		96,047,613
Information Technology - 14.2%
Electronic Equipment, Instruments & Components - 2.2%
Arrow Electronics Inc (b)	33,900	7,234,599
Avnet Inc	86,090	7,646,514
		14,881,113
Semiconductors & Semiconductor Equipment - 1.3%
First Solar Inc (b)	17,315	4,085,647
ON Semiconductor Corp (b)	50,200	4,745,908
		8,831,555
Software - 3.2%
Microsoft Corp	58,200	21,709,764
Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc	121,900	35,272,985
Western Digital Corp	26,031	16,626,520
		51,899,505
TOTAL INFORMATION TECHNOLOGY		97,321,937
Materials - 3.6%
Chemicals - 1.5%
Corteva Inc	67,683	5,732,074
Scotts Miracle-Gro Co/The	69,000	4,699,590
		10,431,664
Construction Materials - 1.3%
CRH PLC	24,600	2,632,200
Eagle Materials Inc	3,868	870,300
James Hardie Industries PLC (b)	206,300	5,400,934
		8,903,434
Containers & Packaging - 0.7%
Smurfit Westrock PLC	96,763	4,476,256
Metals & Mining - 0.1%
Reliance Inc	1,702	635,867
TOTAL MATERIALS		24,447,221
Real Estate - 4.2%
Health Care REITs - 1.4%
Welltower Inc	43,907	9,965,572
Real Estate Management & Development - 0.7%
Jones Lang LaSalle Inc (b)	14,707	4,558,435
Retail REITs - 0.4%
Macerich Co/The	111,700	2,813,722
Specialized REITs - 1.7%
Equinix Inc	5,464	5,695,619
Iron Mountain Inc	46,300	5,848,153
		11,543,772
TOTAL REAL ESTATE		28,881,501
Utilities - 3.9%
Electric Utilities - 3.1%
Constellation Energy Corp	20,499	5,091,337
Eversource Energy	14,092	1,018,428
NRG Energy Inc	44,300	6,470,458
PG&E Corp	266,346	4,479,940
Xcel Energy Inc	55,400	4,448,620
		21,508,783
Multi-Utilities - 0.8%
Sempra	58,282	5,403,324
TOTAL UTILITIES		26,912,107
TOTAL UNITED STATES		630,832,607
TOTAL COMMON STOCKS (Cost $543,809,521)		677,883,446

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	10,708,242	10,710,384
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	19,029,860	19,031,763
TOTAL MONEY MARKET FUNDS (Cost $29,742,147)			29,742,147

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $573,551,668)	707,625,593
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(19,935,576)
NET ASSETS - 100.0%	687,690,017

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,263,308	54,601,593	49,154,503	103,474	(524)	510	10,710,384	10,708,242	0.0%
Fidelity Securities Lending Cash Central Fund	24,221,684	173,851,447	179,041,368	21,890	-	-	19,031,763	19,029,860	0.0%
Total	29,484,992	228,453,040	228,195,871	125,364	(524)	510	29,742,147

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	21,332,869	21,332,869	-	-
Consumer Discretionary	76,417,972	76,417,972	-	-
Consumer Staples	38,550,453	38,550,453	-	-
Energy	47,838,993	44,327,162	3,511,831	-
Financials	129,066,173	125,505,663	3,560,510	-
Health Care	91,066,607	91,066,607	-	-
Industrials	96,047,613	96,047,613	-	-
Information Technology	97,321,937	97,321,937	-	-
Materials	24,447,221	24,447,221	-	-
Real Estate	28,881,501	28,881,501	-	-
Utilities	26,912,107	26,912,107	-	-

Money Market Funds	29,742,147	29,742,147	-	-
Total Investments in Securities:	707,625,593	700,553,252	7,072,341	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,708,485) - See accompanying schedule:
Unaffiliated issuers (cost $543,809,521)	$677,883,446
Fidelity Central Funds (cost $29,742,147)	29,742,147

Total Investment in Securities (cost $573,551,668)		$707,625,593
Cash		1,014,232
Foreign currency held at value (cost $11)		11
Receivable for investments sold		2,761,629
Receivable for fund shares sold		992,916
Dividends receivable		774,809
Distributions receivable from Fidelity Central Funds		21,328
Other receivables		2,675
Total assets		713,193,193
Liabilities
Payable for investments purchased	$4,691,460
Payable for fund shares redeemed	1,361,826
Accrued management fee	352,965
Distribution and service plan fees payable	25,466
Other payables and accrued expenses	39,515
Collateral on securities loaned	19,031,944
Total liabilities		25,503,176
Net Assets		$687,690,017
Net Assets consist of:
Paid in capital		$453,651,972
Total accumulated earnings (loss)		234,038,045
Net Assets		$687,690,017

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($187,167,394 ÷ 8,309,481 shares)		$22.52
Service Class :
Net Asset Value, offering price and redemption price per share ($300,166 ÷ 13,319 shares)		$22.54
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($124,597,757 ÷ 5,706,297 shares)		$21.84
Investor Class :
Net Asset Value, offering price and redemption price per share ($375,624,700 ÷ 16,735,242 shares)		$22.45
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$5,316,463
Income from Fidelity Central Funds (including $21,890 from security lending)		125,364
Security lending		781
Total income		5,442,608
Expenses
Management fee	$2,007,767
Distribution and service plan fees	141,836
Custodian fees and expenses	3,404
Independent trustees' fees and expenses	710
Audit fees	30,215
Legal	2,291
Miscellaneous	1,083
Total expenses before reductions	2,187,306
Expense reductions	(47)
Total expenses after reductions		2,187,259
Net Investment income (loss)		3,255,349
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	97,104,737
Fidelity Central Funds	(524)
Foreign currency transactions	(2,845)
Total net realized gain (loss)		97,101,368
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,763,763
Fidelity Central Funds	510
Assets and liabilities in foreign currencies	(6,117)
Total change in net unrealized appreciation (depreciation)		5,758,156
Net gain (loss)		102,859,524
Net increase (decrease) in net assets resulting from operations		$106,114,873
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,255,349	$7,373,279
Net realized gain (loss)	97,101,368	30,893,520
Change in net unrealized appreciation (depreciation)	5,758,156	22,692,932
Net increase (decrease) in net assets resulting from operations	106,114,873	60,959,731
Distributions to shareholders	(6,759,366)	(53,185,365)

Share transactions - net increase (decrease)	(8,578,989)	19,323,596
Total increase (decrease) in net assets	90,776,518	27,097,962

Net Assets
Beginning of period	596,913,499	569,815,537
End of period	$687,690,017	$596,913,499

Financial Highlights
VIP Value Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.28	$19.00	$19.11	$16.73	$18.28	$15.96
Income from Investment Operations
Net investment income (loss) A,B	.12	.26	.26	.22	.23	.31
Net realized and unrealized gain (loss)	3.34	1.82	1.95	3.06	(.96)	4.41
Total from investment operations	3.46	2.08	2.21	3.28	(.73)	4.72
Distributions from net investment income	-	(.27)	(.27)	(.24)	(.23)	(.32)
Distributions from net realized gain	(.22)	(1.53)	(2.05)	(.67)	(.59)	(2.07)
Total distributions	(.22)	(1.80)	(2.32)	(.90) C	(.82)	(2.40) C
Net asset value, end of period	$22.52	$19.28	$19.00	$19.11	$16.73	$18.28
Total Return D,E,F	18.02%	11.23%	11.37%	19.79%	(4.11)%	30.07%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.59% I	.60%	.61%	.65%	.64%	.64%
Expenses net of fee waivers, if any	.59 % I	.60%	.60%	.64%	.64%	.64%
Expenses net of all reductions, if any	.59% I	.60%	.60%	.64%	.64%	.64%
Net investment income (loss)	1.10% I	1.39%	1.31%	1.24%	1.32%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$187,167	$164,867	$149,730	$129,716	$121,880	$159,917
Portfolio turnover rate J	104 % I	52%	51%	51%	48%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.30	$19.01	$19.12	$16.74	$18.28	$15.96
Income from Investment Operations
Net investment income (loss) A,B	.10	.24	.24	.20	.21	.29
Net realized and unrealized gain (loss)	3.36	1.83	1.94	3.07	(.95)	4.40
Total from investment operations	3.46	2.07	2.18	3.27	(.74)	4.69
Distributions from net investment income	-	(.25)	(.24)	(.22)	(.21)	(.30)
Distributions from net realized gain	(.22)	(1.53)	(2.05)	(.67)	(.59)	(2.07)
Total distributions	(.22)	(1.78)	(2.29)	(.89)	(.80)	(2.37)
Net asset value, end of period	$22.54	$19.30	$19.01	$19.12	$16.74	$18.28
Total Return C,D,E	18.00%	11.14%	11.23%	19.67%	(4.17)%	29.92%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.69% H	.70%	.70%	.75%	.74%	.74%
Expenses net of fee waivers, if any	.69 % H	.70%	.69%	.74%	.74%	.74%
Expenses net of all reductions, if any	.69% H	.70%	.69%	.74%	.74%	.74%
Net investment income (loss)	1.00% H	1.29%	1.21%	1.14%	1.22%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$300	$256	$255	$281	$240	$337
Portfolio turnover rate I	104 % H	52%	51%	51%	48%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.72	$18.51	$18.69	$16.39	$17.93	$15.70
Income from Investment Operations
Net investment income (loss) A,B	.09	.21	.21	.17	.18	.26
Net realized and unrealized gain (loss)	3.25	1.77	1.89	2.99	(.93)	4.33
Total from investment operations	3.34	1.98	2.10	3.16	(.75)	4.59
Distributions from net investment income	- C	(.24)	(.24)	(.20)	(.20)	(.28)
Distributions from net realized gain	(.22)	(1.53)	(2.05)	(.67)	(.59)	(2.07)
Total distributions	(.22)	(1.77)	(2.28) D	(.86) D	(.79)	(2.36) D
Net asset value, end of period	$21.84	$18.72	$18.51	$18.69	$16.39	$17.93
Total Return E,F,G	17.92%	10.95%	11.08%	19.47%	(4.29)%	29.72%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.84% J	.85%	.86%	.90%	.89%	.89%
Expenses net of fee waivers, if any	.84 % J	.85%	.86%	.89%	.89%	.89%
Expenses net of all reductions, if any	.84% J	.85%	.86%	.89%	.89%	.89%
Net investment income (loss)	.85% J	1.14%	1.05%	.99%	1.07%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$124,598	$103,165	$87,336	$65,168	$43,667	$26,890
Portfolio turnover rate K	104 % J	52%	51%	51%	48%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.22	$18.94	$19.06	$16.69	$18.23	$15.92
Income from Investment Operations
Net investment income (loss) A,B	.11	.24	.25	.21	.22	.29
Net realized and unrealized gain (loss)	3.34	1.82	1.93	3.05	(.95)	4.40
Total from investment operations	3.45	2.06	2.18	3.26	(.73)	4.69
Distributions from net investment income	- C	(.25)	(.25)	(.22)	(.22)	(.31)
Distributions from net realized gain	(.22)	(1.53)	(2.05)	(.67)	(.59)	(2.07)
Total distributions	(.22)	(1.78)	(2.30)	(.89)	(.81)	(2.38)
Net asset value, end of period	$22.45	$19.22	$18.94	$19.06	$16.69	$18.23
Total Return D,E,F	18.03%	11.16%	11.25%	19.68%	(4.13)%	29.98%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.67% I	.68%	.68%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.67 % I	.68%	.68%	.72%	.72%	.72%
Expenses net of all reductions, if any	.67% I	.68%	.68%	.72%	.72%	.72%
Net investment income (loss)	1.02% I	1.31%	1.23%	1.16%	1.24%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$375,625	$328,626	$332,495	$321,682	$317,484	$290,021
Portfolio turnover rate J	104 % I	52%	51%	51%	48%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, losses deferred due to wash sales, and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$149,833,448
Gross unrealized depreciation	(15,838,434)
Net unrealized appreciation (depreciation)	$133,995,014
Tax cost	$573,630,579

The Fund elected to defer to its next fiscal year $11,705 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Value Portfolio	329,331,872	345,400,825
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$140
Service Class 2	141,696
$141,836
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Value Portfolio	4,101

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Value Portfolio	67,781,224	65,285,933	19,346,167
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Value Portfolio	384
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Value Portfolio	2,435	25	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Value Portfolio	4,203,434
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $47.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Value Portfolio
Distributions to shareholders
Initial Class	$1,824,381	$14,520,162
Service Class	2,905	23,227
Service Class 2	1,211,541	8,840,420
Investor Class	3,720,539	29,801,556
Total	$6,759,366	$53,185,365
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Value Portfolio
Initial Class
Shares sold	985,341	2,211,205	$20,500,207	$41,393,296
Reinvestment of distributions	86,875	756,797	1,824,381	14,516,444
Shares redeemed	(1,313,107)	(2,297,921)	(27,465,424)	(43,699,201)
Net increase (decrease)	(240,891)	670,081	$(5,140,836)	$12,210,539
Service Class
Reinvestment of distributions	90	785	1,898	15,063
Shares redeemed	(43)	(921)	(894)	(17,911)
Net increase (decrease)	47	(136)	$1,004	$(2,848)
Service Class 2
Shares sold	608,528	1,227,299	$12,482,280	$22,267,823
Reinvestment of distributions	59,448	474,386	1,211,541	8,840,420
Shares redeemed	(472,351)	(909,745)	(9,548,706)	(16,470,591)
Net increase (decrease)	195,625	791,940	$4,145,115	$14,637,652
Investor Class
Shares sold	610,563	863,176	$12,814,798	$16,251,440
Reinvestment of distributions	177,828	1,560,423	3,720,539	29,801,556
Shares redeemed	(1,149,501)	(2,880,433)	(24,119,609)	(53,574,743)
Net increase (decrease)	(361,110)	(456,834)	$(7,584,272)	$(7,521,747)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Value Portfolio	54%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Value Portfolio	25%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Value Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.761034.125
VIPVAL-SANN-0826
Fidelity® Variable Insurance Products:

VIP Overseas Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Overseas Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
AUSTRALIA - 1.6%
Materials - 1.6%
Metals & Mining - 1.6%
Rio Tinto PLC	396,600	37,520,269
BELGIUM - 1.3%
Financials - 1.3%
Banks - 1.3%
KBC Group NV	226,171	30,829,862
CANADA - 1.5%
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
Celestica Inc (United States) (a)	47,800	17,437,440
Materials - 0.7%
Metals & Mining - 0.7%
Franco-Nevada Corp	83,200	17,360,392
TOTAL CANADA		34,797,832
CHINA - 0.8%
Industrials - 0.8%
Electrical Equipment - 0.8%
Contemporary Amperex Technology Co Ltd A Shares (China)	302,200	17,566,497
DENMARK - 1.2%
Industrials - 1.2%
Air Freight & Logistics - 1.2%
DSV A/S	120,254	28,614,846
FINLAND - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj ADR	400,000	5,312,000
FRANCE - 7.4%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Orange SA	643,700	12,139,402
Consumer Staples - 0.9%
Food Products - 0.9%
Danone SA	267,400	21,856,829
Industrials - 4.0%
Aerospace & Defense - 2.7%
Safran SA	158,000	62,264,809
Electrical Equipment - 1.3%
Legrand SA	172,400	29,212,202
TOTAL INDUSTRIALS		91,477,011
Materials - 2.0%
Chemicals - 2.0%
Air Liquide SA	231,703	45,883,438
TOTAL FRANCE		171,356,680
GERMANY - 5.8%
Financials - 2.4%
Insurance - 2.4%
Allianz SE	116,586	55,185,757
Industrials - 2.4%
Aerospace & Defense - 0.6%
Rheinmetall AG	13,011	14,803,683
Electrical Equipment - 1.8%
Siemens Energy AG	215,400	41,064,183
TOTAL INDUSTRIALS		55,867,866
Materials - 1.0%
Construction Materials - 1.0%
Heidelberg Materials AG	119,100	22,720,709
TOTAL GERMANY		133,774,332
HONG KONG - 0.8%
Financials - 0.8%
Insurance - 0.8%
AIA Group Ltd	2,108,377	19,302,687
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	255,500	23,340,147
ISRAEL - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Tower Semiconductor Ltd (United States) (a)	37,400	9,747,936
ITALY - 4.3%
Financials - 3.6%
Banks - 3.6%
FinecoBank Banca Fineco SpA	886,399	22,230,949
Intesa Sanpaolo SpA	5,315,100	36,532,219
UniCredit SpA	271,019	24,288,388
TOTAL FINANCIALS		83,051,556
Health Care - 0.6%
Pharmaceuticals - 0.6%
Recordati Industria Chimica e Farmaceutica SpA	224,419	13,154,405
Industrials - 0.1%
Machinery - 0.1%
Interpump Group SpA	90,300	3,489,438
TOTAL ITALY		99,695,399
JAPAN - 22.2%
Communication Services - 0.1%
Entertainment - 0.1%
Capcom Co Ltd	144,888	2,665,269
Consumer Discretionary - 2.9%
Automobile Components - 1.0%
Sumitomo Electric Industries Ltd	1,281,500	23,780,957
Hotels, Restaurants & Leisure - 0.4%
Food & Life Cos Ltd	283,600	8,553,992
Household Durables - 1.5%
Panasonic Holdings Corp	1,262,004	35,504,450
TOTAL CONSUMER DISCRETIONARY		67,839,399
Consumer Staples - 1.8%
Food Products - 1.8%
Ajinomoto Co Inc	1,117,300	40,735,831
Financials - 4.0%
Banks - 3.6%
Mitsubishi UFJ Financial Group Inc	2,561,000	51,022,635
Mizuho Financial Group Inc	676,300	32,481,885
		83,504,520
Insurance - 0.4%
Tokio Marine Holdings Inc	208,236	9,155,890
TOTAL FINANCIALS		92,660,410
Health Care - 2.4%
Health Care Equipment & Supplies - 1.9%
Hoya Corp	265,211	42,778,901
Pharmaceuticals - 0.5%
Takeda Pharmaceutical Co Ltd	421,000	13,419,226
TOTAL HEALTH CARE		56,198,127
Industrials - 5.3%
Industrial Conglomerates - 1.9%
Hitachi Ltd	1,552,800	42,975,447
Machinery - 3.4%
Daifuku Co Ltd	154,000	6,822,208
Ebara Corp	550,200	21,547,221
Kawasaki Heavy Industries Ltd	997,500	18,051,827
Mitsubishi Heavy Industries Ltd	1,397,700	31,759,518
		78,180,774
TOTAL INDUSTRIALS		121,156,221
Information Technology - 5.7%
Semiconductors & Semiconductor Equipment - 5.7%
Advantest Corp	260,900	53,674,551
Disco Corp	36,600	19,040,559
Kioxia Holdings Corp (a)	43,100	25,051,010
Renesas Electronics Corp	1,000,700	30,890,460
TOTAL INFORMATION TECHNOLOGY		128,656,580
TOTAL JAPAN		509,911,837
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	74,275	16,495,046
NETHERLANDS - 7.9%
Consumer Staples - 0.2%
Food Products - 0.2%
Magnum Ice Cream Co NV/The (a)	314,900	5,481,985
Information Technology - 7.7%
Semiconductors & Semiconductor Equipment - 7.7%
ASM International NV	38,793	44,347,044
ASML Holding NV	67,153	132,974,756
TOTAL INFORMATION TECHNOLOGY		177,321,800
TOTAL NETHERLANDS		182,803,785
PHILIPPINES - 0.2%
Industrials - 0.2%
Transportation Infrastructure - 0.2%
International Container Terminal Services Inc	388,000	5,648,255
SPAIN - 8.1%
Financials - 5.6%
Banks - 5.6%
Banco Santander SA	5,296,847	73,519,477
CaixaBank SA	3,993,300	56,577,748
TOTAL FINANCIALS		130,097,225
Utilities - 2.5%
Electric Utilities - 2.5%
Iberdrola SA	2,274,232	56,604,673
TOTAL SPAIN		186,701,898
SWEDEN - 2.2%
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
AddLife AB B Shares	541,224	9,120,546
Industrials - 1.8%
Building Products - 1.0%
Assa Abloy AB B Shares	678,200	23,961,391
Machinery - 0.8%
Indutrade AB	846,265	17,490,242
TOTAL INDUSTRIALS		41,451,633
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(b)(c)	27,308	240,568
TOTAL SWEDEN		50,812,747
SWITZERLAND - 2.1%
Financials - 1.6%
Insurance - 1.6%
Zurich Insurance Group AG	49,121	36,331,508
Health Care - 0.5%
Pharmaceuticals - 0.5%
Galderma Group AG	49,160	11,181,323
TOTAL SWITZERLAND		47,512,831
TAIWAN - 2.9%
Industrials - 0.2%
Electrical Equipment - 0.2%
Bizlink Holding Inc	74,000	4,541,650
Information Technology - 2.7%
Semiconductors & Semiconductor Equipment - 2.7%
Taiwan Semiconductor Manufacturing Co Ltd	798,600	63,097,843
TOTAL TAIWAN		67,639,493
UNITED KINGDOM - 15.0%
Consumer Discretionary - 1.2%
Hotels, Restaurants & Leisure - 1.2%
Compass Group PLC	886,439	28,631,980
Consumer Staples - 1.8%
Tobacco - 1.8%
British American Tobacco PLC	672,900	41,641,051
Financials - 2.3%
Banks - 2.3%
NatWest Group PLC	5,980,400	52,770,773
Health Care - 2.1%
Pharmaceuticals - 2.1%
Astrazeneca PLC	232,300	43,446,941
GSK PLC	217,251	5,703,469
TOTAL HEALTH CARE		49,150,410
Industrials - 5.4%
Aerospace & Defense - 4.2%
BAE Systems PLC	1,158,500	28,390,933
Rolls-Royce Holdings PLC	3,511,900	67,321,866
		95,712,799
Trading Companies & Distributors - 1.2%
Diploma PLC	274,558	25,966,566
TOTAL INDUSTRIALS		121,679,365
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 1.3%
Halma PLC	555,300	28,976,966
Utilities - 0.9%
Electric Utilities - 0.9%
SSE PLC	662,200	21,364,246
TOTAL UNITED KINGDOM		344,214,791
UNITED STATES - 10.9%
Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 1.8%
InterContinental Hotels Group PLC	234,800	40,444,300
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Shell PLC	379,600	14,749,355
Health Care - 2.0%
Pharmaceuticals - 2.0%
Roche Holding AG	109,579	45,133,529
Industrials - 3.9%
Commercial Services & Supplies - 1.0%
Waste Connections Inc	140,900	23,484,823
Electrical Equipment - 2.9%
Schneider Electric SE	204,100	66,786,783
TOTAL INDUSTRIALS		90,271,606
Materials - 2.6%
Construction Materials - 2.6%
CRH PLC	295,100	31,575,700
Holcim AG	308,792	27,841,531
TOTAL MATERIALS		59,417,231
TOTAL UNITED STATES		250,016,021
TOTAL COMMON STOCKS (Cost $1,553,842,400)		2,273,615,191

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $30,168,259)	3.69	30,162,227	30,168,259

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,584,010,659)	2,303,783,450
NET OTHER ASSETS (LIABILITIES) - 0.2%	3,903,550
NET ASSETS - 100.0%	2,307,687,000

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $240,568 or 0.0% of net assets.

(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/2021 - 10/30/2024	1,805,777

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,386,488	420,427,876	411,645,900	644,844	(762)	557	30,168,259	30,162,227	0.0%
Fidelity Securities Lending Cash Central Fund	-	7,349,855	7,349,855	(741)	-	-	-	-	0.0%
Total	21,386,488	427,777,731	418,995,755	644,103	(762)	557	30,168,259

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	14,804,671	-	14,804,671	-
Consumer Discretionary	136,915,679	69,076,280	67,839,399	-
Consumer Staples	109,715,696	5,481,985	104,233,711	-
Energy	14,749,355	-	14,749,355	-
Financials	500,229,778	53,060,811	447,168,967	-
Health Care	183,938,340	110,855,421	73,082,919	-
Industrials	605,104,535	93,771,216	511,333,319	-
Information Technology	447,286,179	105,821,386	341,224,225	240,568
Materials	182,902,039	48,936,092	133,965,947	-
Utilities	77,968,919	-	77,968,919	-

Money Market Funds	30,168,259	30,168,259	-	-
Total Investments in Securities:	2,303,783,450	517,171,450	1,786,371,432	240,568
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,553,842,400)	$2,273,615,191
Fidelity Central Funds (cost $30,168,259)	30,168,259

Total Investment in Securities (cost $1,584,010,659)		$2,303,783,450
Cash		231,048
Foreign currency held at value (cost $1,302,346)		1,304,890
Receivable for investments sold		29,255,519
Receivable for fund shares sold		760,630
Dividends receivable		767,134
Reclaims receivable		9,054,844
Distributions receivable from Fidelity Central Funds		35,872
Other receivables		81,493
Total assets		2,345,274,880
Liabilities
Payable for investments purchased	$5,661,712
Payable for fund shares redeemed	30,405,456
Accrued management fee	1,358,507
Distribution and service plan fees payable	94,058
Other payables and accrued expenses	68,147
Total liabilities		37,587,880
Net Assets		$2,307,687,000
Net Assets consist of:
Paid in capital		$1,469,849,812
Total accumulated earnings (loss)		837,837,188
Net Assets		$2,307,687,000

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($1,217,107,101 ÷ 41,486,833 shares)		$29.34
Service Class :
Net Asset Value, offering price and redemption price per share ($207,097,570 ÷ 7,116,499 shares)		$29.10
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($378,842,844 ÷ 13,123,897 shares)		$28.87
Investor Class :
Net Asset Value, offering price and redemption price per share ($504,639,485 ÷ 17,294,902 shares)		$29.18
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$33,012,645
Foreign Tax Reclaims		1,923,905
Income from Fidelity Central Funds (including $(741) from security lending)		644,103
Security lending		16,507
Income before foreign taxes withheld		$35,597,160
Less foreign taxes withheld		(5,194,149)
Total income		30,403,011
Expenses
Management fee	$8,017,389
Distribution and service plan fees	556,096
Custodian fees and expenses	54,828
Independent trustees' fees and expenses	2,508
Audit fees	91,342
Legal	2,020
Interest	2,459
Miscellaneous	4,134
Total expenses before reductions	8,730,776
Expense reductions	(209)
Total expenses after reductions		8,730,567
Net Investment income (loss)		21,672,444
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,737,105)	117,936,062
Fidelity Central Funds	(762)
Foreign currency transactions	556,071
Total net realized gain (loss)		118,491,371
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,953,203)	38,779,909
Fidelity Central Funds	557
Assets and liabilities in foreign currencies	(352,448)
Total change in net unrealized appreciation (depreciation)		38,428,018
Net gain (loss)		156,919,389
Net increase (decrease) in net assets resulting from operations		$178,591,833
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,672,444	$20,623,419
Net realized gain (loss)	118,491,371	205,828,412
Change in net unrealized appreciation (depreciation)	38,428,018	154,948,264
Net increase (decrease) in net assets resulting from operations	178,591,833	381,400,095
Distributions to shareholders	(32,588,685)	(220,241,746)

Share transactions - net increase (decrease)	10,551,219	116,446,420
Total increase (decrease) in net assets	156,554,367	277,604,769

Net Assets
Beginning of period	2,151,132,633	1,873,527,864
End of period	$2,307,687,000	$2,151,132,633

Financial Highlights
VIP Overseas Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.52	$25.47	$25.83	$21.70	$29.28	$26.52
Income from Investment Operations
Net investment income (loss) A,B	.28	.30	.30	.26	.25	.15
Net realized and unrealized gain (loss)	1.95	4.83	1.07	4.19	(7.37)	4.91
Total from investment operations	2.23	5.13	1.37	4.45	(7.12)	5.06
Distributions from net investment income	-	(.47)	(.46)	(.26)	(.25)	(.14) C
Distributions from net realized gain	(.41)	(2.61)	(1.27)	(.07)	(.21)	(2.16) C
Total distributions	(.41)	(3.08)	(1.73)	(.32) D	(.46)	(2.30)
Net asset value, end of period	$29.34	$27.52	$25.47	$25.83	$21.70	$29.28
Total Return E,F,G	8.16%	20.39%	5.01%	20.55%	(24.48)%	19.70%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.71% J	.72%	.74%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.71 % J	.72%	.74%	.76%	.77%	.77%
Expenses net of all reductions, if any	.71% J	.72%	.74%	.76%	.77%	.77%
Net investment income (loss)	2.01% J	1.04%	1.09%	1.09%	1.10%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$1,217,107	$1,112,809	$989,941	$944,202	$798,673	$1,034,416
Portfolio turnover rate K	83 % J	50%	40%	31%	33%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Overseas Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.32	$25.31	$25.68	$21.58	$29.13	$26.40
Income from Investment Operations
Net investment income (loss) A,B	.26	.27	.27	.24	.23	.12
Net realized and unrealized gain (loss)	1.93	4.80	1.08	4.16	(7.35)	4.88
Total from investment operations	2.19	5.07	1.35	4.40	(7.12)	5.00
Distributions from net investment income	-	(.45)	(.45)	(.23)	(.23)	(.11) C
Distributions from net realized gain	(.41)	(2.61)	(1.27)	(.07)	(.21)	(2.16) C
Total distributions	(.41)	(3.06)	(1.72)	(.30)	(.43) D	(2.27)
Net asset value, end of period	$29.10	$27.32	$25.31	$25.68	$21.58	$29.13
Total Return E,F,G	8.08%	20.28%	4.95%	20.41%	(24.58)%	19.57%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.81% J	.82%	.84%	.87%	.87%	.87%
Expenses net of fee waivers, if any	.81 % J	.82%	.84%	.86%	.87%	.87%
Expenses net of all reductions, if any	.81% J	.82%	.84%	.86%	.87%	.87%
Net investment income (loss)	1.90% J	.94%	.99%	.99%	1.00%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$207,098	$188,343	$162,251	$141,807	$125,827	$168,369
Portfolio turnover rate K	83 % J	50%	40%	31%	33%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Overseas Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.12	$25.15	$25.51	$21.44	$28.94	$26.25
Income from Investment Operations
Net investment income (loss) A,B	.24	.22	.23	.20	.19	.07
Net realized and unrealized gain (loss)	1.92	4.76	1.07	4.13	(7.29)	4.86
Total from investment operations	2.16	4.98	1.30	4.33	(7.10)	4.93
Distributions from net investment income	-	(.40)	(.39)	(.19)	(.19)	(.08) C
Distributions from net realized gain	(.41)	(2.61)	(1.27)	(.07)	(.21)	(2.16) C
Total distributions	(.41)	(3.01)	(1.66)	(.26)	(.40)	(2.24)
Net asset value, end of period	$28.87	$27.12	$25.15	$25.51	$21.44	$28.94
Total Return D,E,F	8.02%	20.05%	4.81%	20.22%	(24.68)%	19.39%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.96% I	.97%	.99%	1.02%	1.02%	1.02%
Expenses net of fee waivers, if any	.96 % I	.97%	.98%	1.01%	1.02%	1.02%
Expenses net of all reductions, if any	.96% I	.97%	.98%	1.01%	1.02%	1.02%
Net investment income (loss)	1.75% I	.79%	.84%	.84%	.85%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$378,843	$365,620	$321,413	$327,991	$306,315	$398,271
Portfolio turnover rate J	83 % I	50%	40%	31%	33%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Overseas Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.39	$25.36	$25.71	$21.61	$29.16	$26.42
Income from Investment Operations
Net investment income (loss) A,B	.27	.28	.28	.24	.23	.12
Net realized and unrealized gain (loss)	1.93	4.81	1.07	4.16	(7.34)	4.90
Total from investment operations	2.20	5.09	1.35	4.40	(7.11)	5.02
Distributions from net investment income	-	(.45)	(.43)	(.24)	(.23)	(.12) C
Distributions from net realized gain	(.41)	(2.61)	(1.27)	(.07)	(.21)	(2.16) C
Total distributions	(.41)	(3.06)	(1.70)	(.30) D	(.44)	(2.28)
Net asset value, end of period	$29.18	$27.39	$25.36	$25.71	$21.61	$29.16
Total Return E,F,G	8.09%	20.32%	4.97%	20.41%	(24.54)%	19.63%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.79% J	.80%	.81%	.84%	.84%	.85%
Expenses net of fee waivers, if any	.79 % J	.80%	.81%	.84%	.84%	.84%
Expenses net of all reductions, if any	.79% J	.80%	.81%	.84%	.84%	.84%
Net investment income (loss)	1.93% J	.97%	1.01%	1.02%	1.02%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$504,639	$484,360	$399,923	$415,244	$372,398	$511,358
Portfolio turnover rate K	83 % J	50%	40%	31%	33%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$771,873,477
Gross unrealized depreciation	(54,373,094)
Net unrealized appreciation (depreciation)	$717,500,383
Tax cost	$1,586,283,067

The Fund elected to defer to its next fiscal year approximately $10,330,717 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Overseas Portfolio	917,880,604	922,711,706
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.72
Service Class	.72
Service Class 2.72
Investor Class	.80

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.70
Service Class	.70
Service Class 2.70
Investor Class	.78

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$97,781
Service Class 2	458,315
$556,096

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Overseas Portfolio	$7,059

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Overseas Portfolio	32

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Overseas Portfolio	Borrower	7,595,000	3.89%	2,459

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Overseas Portfolio	67,284,533	46,597,972	3,932,487

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
VIP Overseas Portfolio	7,025
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Overseas Portfolio	1,380
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Overseas Portfolio	1,674	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $209.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Overseas Portfolio
Distributions to shareholders
Initial Class	$16,834,783	$114,730,971
Service Class	2,864,295	19,155,396
Service Class 2	5,495,471	37,245,278
Investor Class	7,394,136	49,110,101
Total	$32,588,685	$220,241,746
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Overseas Portfolio
Initial Class
Shares sold	5,750,467	7,884,528	$158,338,381	$222,103,562
Reinvestment of distributions	590,901	4,212,534	16,834,783	114,730,971
Shares redeemed	(5,284,689)	(10,528,189)	(149,256,608)	(300,910,567)
Net increase (decrease)	1,056,679	1,568,873	$25,916,556	$35,923,966
Service Class
Shares sold	468,370	631,526	$12,911,628	$18,030,815
Reinvestment of distributions	101,319	708,458	2,864,295	19,155,396
Shares redeemed	(347,257)	(856,191)	(9,628,260)	(23,969,202)
Net increase (decrease)	222,432	483,793	$6,147,663	$13,217,009
Service Class 2
Shares sold	524,338	1,634,035	$14,445,994	$45,650,173
Reinvestment of distributions	195,847	1,387,277	5,495,471	37,245,278
Shares redeemed	(1,076,446)	(2,323,435)	(29,725,163)	(65,366,138)
Net increase (decrease)	(356,261)	697,877	$(9,783,698)	$17,529,313
Investor Class
Shares sold	1,296,443	3,710,975	$35,642,376	$104,399,261
Reinvestment of distributions	260,816	1,811,592	7,394,136	49,110,101
Shares redeemed	(1,947,596)	(3,605,566)	(54,765,814)	(103,733,230)
Net increase (decrease)	(390,337)	1,917,001	$(11,729,302)	$49,776,132
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Overseas Portfolio	17	1	14

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Overseas Portfolio	42
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Overseas Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.705696.128
VIPOVRS-SANN-0826
Fidelity® Variable Insurance Products:

VIP High Income Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP High Income Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 1.4%
	Shares	Value ($)
Fidelity Private Credit Company LLC (p)(q) (Cost $11,669,014)	1,203,745	11,192,057

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6731% 3/30/2038 (f)(g)(k)	125,000	125,006
Bbam US CLO IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 9.9231% 7/15/2039 (f)(g)(k)	250,000	250,000
Birch Grove CLO 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.4252% 10/20/2037 (f)(g)(k)	100,000	99,084
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9221% 7/21/2038 (f)(g)(k)	250,000	253,089
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4304% 1/17/2038 (f)(g)(k)	100,000	97,446
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9231% 4/15/2038 (f)(g)(k)	200,000	200,525
Magnetite XXIX Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.6731% 7/15/2037 (f)(g)(k)	100,000	100,283
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9252% 10/20/2037 (f)(g)(k)	125,000	123,429
RR 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.6731% 10/15/2039 (f)(g)(k)	125,000	125,384
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,374,246
UNITED STATES - 0.0%
Systima Capital Management LLC Series 2026-SUP1 Class E, 7.0934% 6/27/2033 (f)(k)	370,000	369,992
TOTAL ASSET-BACKED SECURITIES (Cost $1,745,000)		1,744,238

Bank Loan Obligations - 10.8%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 9/30/2026 (c)(e)(f)(g)	449,894	449,894
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 16%, 15% 9/30/2026 (c)(e)(f)(g)	225,957	225,957

TOTAL COLOMBIA		675,851
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2438% 5/23/2030 (e)(f)(g)	848,683	843,736
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.0481% 5/14/2029 (e)(f)(g)	1,381,744	1,382,090
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5481% 5/31/2031 (e)(f)(g)	1,954,685	1,991,824

TOTAL FRANCE		3,373,914
LUXEMBOURG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6731% 10/31/2027 (e)(f)(g)	466,385	348,622
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 10/1/2032 (e)(f)(g)	1,208,925	1,072,921
TOTAL LUXEMBOURG		1,421,543
NETHERLANDS - 0.2%
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 8/30/2028 (e)(f)(g)	2,560,721	1,297,440
SWITZERLAND - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (e)(f)(g)	832,913	806,534
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (e)(f)(g)	2,060,244	2,009,253

TOTAL SWITZERLAND		2,815,787
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (e)(f)(g)	1,110,000	1,112,775
UNITED STATES - 9.3%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 10/6/2032 (e)(f)(g)	1,134,300	1,139,972
Entertainment - 0.2%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (e)(f)(g)	1,450,000	1,441,387
Media - 0.6%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3322% 6/18/2029 (e)(f)(g)	1,763,801	1,589,379
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 6/3/2033 (e)(f)(g)	622,788	622,732
EW Scripps Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.35%, 7.1035% 11/30/2029 (e)(f)(g)	683,665	649,769
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.9322% 12/31/2030 (e)(f)(g)	2,275,559	1,972,636
		4,834,516
TOTAL COMMUNICATION SERVICES		7,415,875
Consumer Discretionary - 2.0%
Distributors - 0.3%
AIP RD Buyer Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 12/23/2030 (e)(f)(g)	827,909	814,919
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 12/29/2032 (e)(f)(g)	1,266,825	1,249,939
		2,064,858
Diversified Consumer Services - 0.1%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1372% 8/19/2030 (e)(f)(g)	857,850	853,560
Hotels, Restaurants & Leisure - 0.8%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 1/29/2029 (e)(f)(g)	2,500,276	2,496,476
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/1/2028 (e)(f)(g)	2,545,397	2,437,803
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (c)(e)(f)(g)	2,257,592	1,580,315
		6,514,594
Household Durables - 0.4%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9939% 6/29/2028 (e)(f)(g)	874,042	822,089
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4273% 10/1/2032 (e)(f)(g)	2,324,175	2,293,055
		3,115,144
Specialty Retail - 0.4%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5018% 6/6/2031 (e)(f)(g)	2,716,908	2,270,086
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6518% 6/6/2031 (e)(f)(g)	114,137	101,757
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1918% 3/15/2031 (e)(f)(g)	119,700	119,424
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 2/10/2033 (e)(f)(g)	735,000	731,553
		3,222,820
TOTAL CONSUMER DISCRETIONARY		15,770,976
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 9/20/2030 (e)(f)(g)	1,210,850	1,160,902
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index x 5.5%, 0% (e)(f)(g)(h)	5,916,218	3,485,658
Financials - 0.8%
Financial Services - 0.7%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 7/31/2031 (e)(f)(g)	1,043,289	1,003,697
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 7/31/2031 (e)(f)(g)	953,585	920,724
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.3939% 2/16/2032 (e)(f)(g)	955,000	925,452
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (c)(e)	500,000	506,665
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (e)(f)(g)	1,853,095	1,854,578
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/20/2032 (e)(f)(g)(i)	210,000	210,525
		5,421,641
Insurance - 0.1%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 11/6/2030 (e)(f)(g)	339,139	306,073
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 9/19/2031 (e)(f)(g)	98,263	96,857
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 2/23/2033 (e)(f)(g)	573,563	541,300
		944,230
TOTAL FINANCIALS		6,365,871
Health Care - 0.8%
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3939% 1/15/2031 (e)(f)(g)	413,065	413,581
Health Care Providers & Services - 0.1%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.7322% 6/28/2029 (c)(e)(f)(g)	482,442	69,906
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1483% 6/30/2031 (e)(f)(g)	560,000	558,998
		628,904
Pharmaceuticals - 0.6%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8939% 10/8/2030 (e)(f)(g)	5,194,099	5,030,952
TOTAL HEALTH CARE		6,073,437
Industrials - 0.9%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 2/13/2033 (e)(f)(g)	209,475	209,441
Building Products - 0.0%
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0144% 4/12/2028 (e)(f)(g)	149,213	90,572
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1644% 5/15/2031 (e)(f)(g)	324,175	164,681
		255,253
Commercial Services & Supplies - 0.6%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (e)(f)(g)	384,182	299,581
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (e)(f)(g)	3,946,037	2,955,346
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.0961% 9/4/2030 (e)(f)(g)	488,694	500,833
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (e)(f)(g)	645,000	639,085
		4,394,845
Machinery - 0.0%
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3939% 9/12/2032 (e)(f)(g)	109,451	109,881
Passenger Airlines - 0.3%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.6658% 5/29/2033 (e)(f)(g)	1,700,000	1,677,339
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4418% 4/1/2031 (e)(f)(g)	399,446	400,744
		2,078,083
TOTAL INDUSTRIALS		7,047,503
Information Technology - 1.2%
IT Services - 0.2%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9347% 2/10/2028 (e)(f)(g)	942,424	912,804
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (e)(f)	1,092,825	881,548
		1,794,352
Software - 1.0%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 12/11/2028 (e)(f)(g)	1,234,903	1,202,660
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 0.5%, 3.2177% 11/15/2031 (e)(f)(g)(j)	815,000	831,129
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8939% 5/3/2028 (e)(f)(g)	827,866	803,717
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 6/2/2028 (e)(f)(g)	863,663	747,146
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 8/31/2028 (e)(f)(g)	4,567,910	4,402,323
		7,986,975
TOTAL INFORMATION TECHNOLOGY		9,781,327
Materials - 2.1%
Chemicals - 1.8%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4158% 11/24/2027 (e)(f)(g)	74,806	68,447
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (e)(f)(g)	1,630,720	1,492,109
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 10/15/2032 (e)(f)(g)	1,009,925	1,006,774
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4136% 10/4/2029 (e)(f)(g)	1,125,212	1,119,586
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (e)(f)(g)	2,992,847	2,828,809
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6518% 3/15/2029 (e)(f)(g)	2,562,974	2,473,808
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (e)(f)(g)	2,038,552	2,019,451
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1439% 4/4/2033 (e)(f)(g)	1,210,000	1,210,000
Scih Salt Hldgs Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3504% 1/31/2029 (e)(f)(g)	29,700	29,718
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1936% 9/30/2031 (e)(f)(g)	2,253,420	1,828,493
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 4/4/2029 (e)(f)(g)	421,796	352,955
		14,430,150
Containers & Packaging - 0.3%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8189% 4/13/2029 (e)(f)(g)	2,530,718	2,482,964
TOTAL MATERIALS		16,913,114
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1439% 3/29/2030 (e)(f)(g)	745,754	743,889
TOTAL UNITED STATES		74,758,552
TOTAL BANK LOAN OBLIGATIONS (Cost $88,779,740)		86,299,598

Commercial Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (f)(k)	475,000	470,451
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 5.9405% 7/15/2038 (c)(f)(g)(k)	1,111,000	1,110,306
TOTAL UNITED STATES		1,580,757
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,498,779)		1,580,757

Common Stocks - 0.8%
	Shares	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (c)(d)	26,846	494,468
UNITED STATES - 0.7%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy Inc	3,300	788,733
Mesquite Energy Inc (b)(c)	199,008	3,060,741
TOTAL ENERGY		3,849,474
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Anteris Technologies Global Corp (b)	36,600	360,510
Health Care Providers & Services - 0.1%
Cano Health LLC (b)(c)	65,803	1
Cano Health LLC warrants 6/28/2029 (b)(c)	2,914	0
Surgery Partners Inc (b)	36,300	609,840
		609,841
TOTAL HEALTH CARE		970,351
Information Technology - 0.1%
IT Services - 0.1%
GTT Communications Inc (b)(c)	23,507	845,547
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp (b)	2,200	207,988
TOTAL INFORMATION TECHNOLOGY		1,053,535
TOTAL UNITED STATES		5,873,360
TOTAL COMMON STOCKS (Cost $4,261,364)		6,367,828

Convertible Corporate Bonds - 2.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.0%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
DoorDash Inc 0% 5/15/2030 (l)	850,000	837,250
Financials - 0.3%
Financial Services - 0.3%
Redfin Corp 0.5% 4/1/2027	2,666,000	2,559,360
Industrials - 0.3%
Electrical Equipment - 0.3%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (k)	2,316,000	1,726,544
Ground Transportation - 0.0%
Hertz Corp/The 6.75% 7/1/2030 (k)	390,000	364,335
TOTAL INDUSTRIALS		2,090,879
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 0.2%
MKS Inc 1.25% 6/1/2030	380,000	1,118,555
ON Semiconductor Corp 0% 5/1/2027 (l)	168,000	305,558
		1,424,113
Software - 0.9%
Riot Platforms Inc 0.75% 1/15/2030	1,720,000	3,451,989
Strategy Inc 0% 12/1/2029 (l)	2,725,000	2,348,405
Terawulf Inc 0% 5/1/2032 (k)(l)	1,220,000	1,805,547
		7,605,941
TOTAL INFORMATION TECHNOLOGY		9,030,054
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Compass Inc 0.25% 4/15/2031 (k)	922,000	1,001,292
Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	585,000	597,870
TOTAL UNITED STATES		16,116,705
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $12,683,868)		16,116,705

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Alphabet Inc Series A 6.25%	13,021	653,784
Alphabet Inc Series B 6.25%	12,500	626,750
TOTAL COMMUNICATION SERVICES		1,280,534
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	13,865	475,985
Financials - 0.3%
Financial Services - 0.3%
Acrisure Holdings Inc Series A-2 (b)(c)	49,169	1,563,575
Apollo Global Management Inc Series A, 6.75%	12,273	746,076
TOTAL FINANCIALS		2,309,651
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	3,597	161,433
TOTAL UNITED STATES		4,227,603
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,115,557)		4,227,603

Non-Convertible Corporate Bonds - 75.3%
	Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Azule Energy Finance Plc 8.125% 1/23/2030 (k)	555,000	557,470
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (k)	283,000	269,248
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (k)	422,000	418,761
Mineral Resources Ltd 6% 5/1/2032 (k)	345,000	341,369
Mineral Resources Ltd 6.25% 5/1/2034 (k)	320,000	315,153
Mineral Resources Ltd 9.25% 10/1/2028 (k)	459,000	473,896

TOTAL AUSTRALIA		1,818,427
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (k)	655,000	509,614
BRAZIL - 0.6%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Ambipar Lux Sarl 9.875% (h)(k)	2,345,000	556,938
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (k)	380,000	365,818
TOTAL INDUSTRIALS		922,756
Materials - 0.5%
Metals & Mining - 0.5%
ERO Copper Corp 6.5% 2/15/2030 (k)	2,520,000	2,517,253
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (f)(k)	1,404,115	1,411,838
TOTAL MATERIALS		3,929,091
TOTAL BRAZIL		4,851,847
CANADA - 2.0%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.3%
TELUS Corp 6.375% 6/9/2056 (f)	830,000	827,860
TELUS Corp 6.625% 10/15/2055 (f)	395,000	400,500
TELUS Corp 6.625% 6/9/2056 (f)	665,000	663,331
TELUS Corp 7% 10/15/2055 (f)	645,000	666,922
		2,558,613
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 6.875% 7/31/2056 (f)	1,630,000	1,649,120
TOTAL COMMUNICATION SERVICES		4,207,733
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (k)	530,000	520,038
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (k)	1,950,000	1,840,896
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (k)	435,000	430,060
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (k)	710,000	713,707
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (k)	1,875,000	1,903,134
TOTAL CONSUMER DISCRETIONARY		5,407,835
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (f)	281,000	300,303
TransCanada PipeLines Ltd 6.125% 10/17/2056 (f)	780,000	788,647
TOTAL ENERGY		1,088,950
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (k)	132,000	134,417
Industrials - 0.4%
Aerospace & Defense - 0.2%
Bombardier Inc 6.75% 6/15/2033 (k)	370,000	382,998
Bombardier Inc 7% 6/1/2032 (k)	425,000	440,264
Bombardier Inc 7.25% 7/1/2031 (k)	745,000	779,511
		1,602,773
Commercial Services & Supplies - 0.2%
Wrangler Holdco Corp 6.625% 4/1/2032 (k)	1,940,000	1,988,624
TOTAL INDUSTRIALS		3,591,397
Materials - 0.1%
Chemicals - 0.0%
Methanex Corp 5.65% 12/1/2044	372,000	334,803
Metals & Mining - 0.1%
Capstone Copper Corp 6.75% 3/31/2033 (k)	800,000	810,883
TOTAL MATERIALS		1,145,686
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp 5.875% 2/1/2034	780,000	768,373
TOTAL CANADA		16,344,391
COLOMBIA - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (h)(k)	3,195,000	1,104,543
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (k)	1,334,047	1,257,700
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (k)	310,000	323,756
TOTAL UTILITIES		1,581,456
TOTAL COLOMBIA		2,685,999
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (k)	1,200,000	1,187,030
FRANCE - 0.6%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.5% 10/15/2031 (k)	1,897,866	1,838,869
Altice France SA 6.5% 4/15/2032 (k)	248,861	240,505
Altice France SA 6.875% 10/15/2030 (k)	349,761	339,278
Altice France SA 6.875% 7/15/2032 (k)	915,306	887,549
TOTAL COMMUNICATION SERVICES		3,306,201
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (k)	765,000	799,541
Financials - 0.1%
Financial Services - 0.1%
Iliad Holding SAS 7% 4/15/2032 (k)	755,000	769,463
TOTAL FRANCE		4,875,205
GERMANY - 0.2%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
ZF North America Capital Inc 6.75% 4/23/2030 (k)	175,000	173,534
ZF North America Capital Inc 7.5% 3/24/2031 (k)(o)	765,000	770,159
TOTAL CONSUMER DISCRETIONARY		943,693
Industrials - 0.1%
Machinery - 0.1%
TK Elevator US Newco Inc 5.25% 7/15/2027 (k)	1,025,000	1,025,154
TOTAL GERMANY		1,968,847
GHANA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Kosmos Energy Ltd 7.5% 3/1/2028 (k)	2,665,000	2,531,484
Kosmos Energy Ltd 8.75% 10/1/2031 (k)	355,000	289,413

TOTAL GHANA		2,820,897
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (k)	1,235,000	1,255,189
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA 4.5% 4/27/2031 (k)	785,000	730,050
IRELAND - 0.6%
Financials - 0.5%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (f)	465,000	470,999
Financial Services - 0.4%
GGAM Finance Ltd 6.875% 4/15/2029 (k)	920,000	940,059
GGAM Finance Ltd 8% 2/15/2027 (k)	1,480,000	1,483,388
GGAM Finance Ltd 8% 6/15/2028 (k)	985,000	1,019,142
		3,442,589
TOTAL FINANCIALS		3,913,588
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (k)	1,215,000	1,176,102
TOTAL IRELAND		5,089,690
ISRAEL - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (k)(s)	340,000	336,312
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	1,175,000	1,203,725
TOTAL ISRAEL		1,540,037
LUXEMBOURG - 0.3%
Communication Services - 0.2%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (k)	895,000	625,824
Wireless Telecommunication Services - 0.1%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (k)	1,043,000	1,025,975
TOTAL COMMUNICATION SERVICES		1,651,799
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (k)	395,000	416,756
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (k)	195,000	170,089
TOTAL LUXEMBOURG		2,238,644
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
Ziggo BV 4.875% 1/15/2030 (k)	435,000	408,251
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Seadrill Finance Ltd 8.375% 8/1/2030 (k)	235,000	245,634
TGS ASA 8.5% 1/15/2030 (k)	1,070,000	1,124,686

TOTAL NORWAY		1,370,320
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Sable International Finance Ltd 7.125% 10/15/2032 (k)	1,825,000	1,811,349
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (k)	1,105,000	1,118,813
TOTAL PANAMA		2,930,162
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Volcan Cia Minera SAA 8.5% 10/28/2032 (k)	835,000	860,802
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (k)	385,000	397,890
SPAIN - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (k)	370,000	362,608
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (k)	965,000	947,961
TOTAL SPAIN		1,310,569
SWITZERLAND - 0.1%
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (k)	275,000	278,393
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (k)	875,000	905,485
TOTAL SWITZERLAND		1,183,878
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (k)	860,000	860,421
UNITED KINGDOM - 0.9%
Communication Services - 0.1%
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (k)	1,300,000	1,103,775
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.1%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (k)	785,000	792,688
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (k)	850,000	853,933
TOTAL CONSUMER DISCRETIONARY		1,646,621
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC 12% 11/30/2028 (k)	2,077,000	2,205,521
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (k)	1,920,000	1,924,656
TOTAL UNITED KINGDOM		6,880,573
UNITED STATES - 66.9%
Communication Services - 8.3%
Diversified Telecommunication Services - 4.1%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (k)	1,250,000	1,254,491
APLD ComputeCo 3 LLC 7% 6/15/2031 (k)	1,830,000	1,826,249
APLD ComputeCo LLC 9.25% 12/15/2030 (k)	2,955,000	3,187,808
Black Pearl Compute LLC 6.125% 2/15/2031 (k)	467,000	472,985
Cipher Compute LLC 7.125% 11/15/2030 (k)	725,000	753,654
Core Scientific Finance I LLC 7.75% 5/15/2031 (k)	3,145,000	3,189,205
Edged Compute LLC 7.5% 4/30/2031 (k)	2,545,000	2,480,439
ELK Grove Village Property LLC 7.5% 6/15/2031 (k)	270,000	271,824
Flash Compute LLC 7.25% 12/31/2030 (k)	1,850,000	1,902,212
Level 3 Financing Inc 6.875% 6/30/2033 (k)	2,150,000	2,208,910
Level 3 Financing Inc 7% 3/31/2034 (k)	1,805,000	1,861,204
Level 3 Financing Inc 7.5% 2/15/2037 (k)(o)	1,010,000	1,036,643
Meridian Arc Holdco LLC 6.25% 4/30/2031 (k)	2,465,000	2,470,522
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (k)	4,295,000	4,288,802
Space Exploration Technologies Corp 5.65% 7/15/2033 (k)	17,000	16,898
Space Exploration Technologies Corp 5.875% 7/15/2036 (k)	800,000	789,572
Stingray Compute LLC 6% 6/15/2031 (k)	320,000	320,631
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (k)	960,000	946,160
Uniti Services LLC 7.5% 10/15/2033 (k)	685,000	720,878
WULF Compute LLC 7.75% 10/15/2030 (k)	1,870,000	1,964,151
Yondr JK 1 LLC 6.875% 6/30/2031 (k)	655,000	656,645
		32,619,883
Entertainment - 0.5%
AP Core Holdings II LLC 11% 5/15/2031 (k)	1,105,000	1,156,483
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (k)	1,335,000	1,396,559
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (k)	1,050,000	1,114,388
		3,667,430
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/15/2034 (k)(o)	510,000	493,745
Media - 3.7%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (k)(o)	1,295,000	1,096,256
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (k)	1,275,000	1,148,242
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (o)	2,295,000	2,025,727
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (k)(o)	1,445,000	1,343,190
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (k)(o)	1,615,000	1,440,534
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (k)	855,000	844,288
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (k)(o)	1,235,000	1,211,147
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (k)	615,000	636,829
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (k)	1,125,000	1,184,535
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (k)	320,000	320,165
CMG Media Corp 8.875% 6/18/2029 (k)	190,000	139,063
CSC Holdings LLC 3.375% 2/15/2031 (k)	2,605,000	1,544,882
CSC Holdings LLC 4.125% 12/1/2030 (k)	2,895,000	1,720,222
CSC Holdings LLC 4.5% 11/15/2031 (k)	3,110,000	1,837,606
CSC Holdings LLC 4.625% 12/1/2030 (k)	745,000	173,213
CSC Holdings LLC 5.5% 4/15/2027 (k)	450,000	301,505
Discovery Global Holdings Inc 5.05% 3/15/2042	1,085,000	794,838
DISH Network Corp 11.75% 11/15/2027 (k)	1,095,000	1,125,169
Dotdash Meredith Inc 7.625% 6/15/2032 (k)	595,000	563,183
EchoStar Corp 10.75% 11/30/2029	2,609,657	2,819,170
EW Scripps Co/The 9.875% 8/15/2030 (k)	3,040,000	2,660,832
Gray Media Inc 4.75% 10/15/2030 (k)	1,075,000	772,204
Nexstar Media Inc 6.5% 9/15/2033 (k)	965,000	964,732
Sirius XM Radio LLC 5.5% 7/1/2029 (k)	410,000	409,060
Univision Communications Inc 8.5% 7/31/2031 (k)(o)	945,000	949,090
Univision Communications Inc 8.875% 4/15/2033 (k)(o)	730,000	718,629
Univision Communications Inc 9.375% 8/1/2032 (k)	625,000	635,024
		29,379,335
TOTAL COMMUNICATION SERVICES		66,160,393
Consumer Discretionary - 9.3%
Automobile Components - 0.9%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (k)	585,000	582,943
American Axle & Manufacturing Inc 7.75% 10/15/2033 (k)(o)	1,110,000	1,096,533
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (k)	620,000	633,197
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (k)	1,110,000	1,143,777
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (k)	195,000	197,855
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (k)	1,585,000	1,584,930
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (k)	1,030,000	1,027,941
Dorman Products Inc 6.25% 6/15/2034 (k)	210,000	212,413
Patrick Industries Inc 6.375% 11/1/2032 (k)(o)	1,045,000	1,040,613
		7,520,202
Automobiles - 0.3%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (k)	135,000	125,306
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (k)	230,000	224,542
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (k)	415,000	407,953
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (k)	1,285,000	1,279,861
		2,037,662
Broadline Retail - 0.6%
Match Group Holdings II LLC 4.125% 8/1/2030 (k)(o)	580,000	545,871
Match Group Holdings II LLC 5% 12/15/2027 (k)	167,000	166,417
Saks Global Enterprises LLC 11% (c)(h)(k)	474,762	0
Wayfair LLC 6.75% 11/15/2032 (k)	450,000	462,104
Wayfair LLC 7.125% 5/31/2034 (k)	290,000	298,169
Wayfair LLC 7.25% 10/31/2029 (k)	815,000	841,129
Wayfair LLC 7.75% 9/15/2030 (k)	2,025,000	2,128,763
		4,442,453
Diversified Consumer Services - 1.1%
Service Corp International/US 4% 5/15/2031	967,000	912,793
Service Corp International/US 4.625% 12/15/2027	157,000	156,194
Service Corp International/US 5.125% 6/1/2029	345,000	342,272
Service Corp International/US 5.75% 10/15/2032 (o)	1,345,000	1,350,412
Sotheby's 8.25% 4/15/2031 (k)	2,130,000	2,118,781
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (k)	420,000	398,623
StoneMor Inc 8.5% 5/15/2029 (k)	1,110,000	1,092,831
TKC Holdings Inc 12% 2/15/2031 (k)	765,000	806,216
TKC Holdings Inc 8.5% 8/15/2030 (k)	1,480,000	1,523,072
		8,701,194
Hotels, Restaurants & Leisure - 4.0%
Acushnet Co 5.625% 12/1/2033 (k)(o)	535,000	532,168
Aramark Services Inc 5% 2/1/2028 (k)	775,000	773,447
Caesars Entertainment Inc 6.5% 2/15/2032 (k)	315,000	307,273
Caesars Entertainment Inc 7% 2/15/2030 (k)	830,000	834,778
Carnival Corp Ltd 5.125% 5/1/2029 (k)	565,000	564,126
Carnival Corp Ltd 5.75% 3/15/2030 (k)	790,000	799,747
Carnival Corp Ltd 5.75% 8/1/2032 (k)	730,000	737,130
Carnival Corp Ltd 5.875% 6/15/2031 (k)	1,325,000	1,348,862
Carnival Corp Ltd 6.125% 2/15/2033 (k)	945,000	956,477
Carnival Corp Ltd 6.65% 1/15/2028	160,000	163,272
Carnival Corp Ltd 7% 8/15/2029 (k)	1,410,000	1,460,962
Churchill Downs Inc 5.75% 4/1/2030 (k)(o)	2,240,000	2,237,880
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (k)	1,502,000	1,460,538
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (k)	2,845,000	2,790,095
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (k)	745,000	681,878
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (k)	275,000	265,215
Hilton Domestic Operating Co Inc 4% 5/1/2031 (k)	1,510,000	1,427,109
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (k)	635,000	629,555
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (k)	1,380,000	1,383,530
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (k)	870,000	873,260
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (k)	735,000	741,725
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (k)	1,445,000	1,466,474
Life Time Inc 6% 11/15/2031 (k)(o)	1,510,000	1,533,401
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (k)	445,000	373,153
NCL Finance Ltd 6.125% 3/15/2028 (k)	370,000	372,822
Royal Caribbean Cruises Ltd 5.375% 1/15/2036	775,000	769,283
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (k)	535,000	539,495
Station Casinos LLC 4.5% 2/15/2028 (k)	710,000	701,857
Station Casinos LLC 6.625% 3/15/2032 (k)(o)	775,000	787,071
Viking Cruises Ltd 5.875% 10/15/2033 (k)	1,535,000	1,537,396
Viking Cruises Ltd 9.125% 7/15/2031 (k)	260,000	272,424
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (k)	350,000	349,972
VOC Escrow Ltd 5% 2/15/2028 (k)	310,000	309,616
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (k)(o)	815,000	818,053
Yum! Brands Inc 3.625% 3/15/2031	240,000	223,375
Yum! Brands Inc 4.75% 1/15/2030 (k)	832,000	818,359
Yum! Brands Inc 5.375% 4/1/2032	275,000	273,541
		32,115,319
Household Durables - 0.9%
Beazer Homes USA Inc 8% 1/15/2032 (k)	190,000	190,510
Century Communities Inc 6.625% 9/15/2033 (k)	805,000	812,856
LGI Homes Inc 4% 7/15/2029 (k)	165,000	153,748
LGI Homes Inc 7% 11/15/2032 (k)(o)	1,925,000	1,912,986
Risewell Homes Inc 8.5% 11/1/2030 (k)	720,000	735,077
Somnigroup International Inc 3.875% 10/15/2031 (k)	870,000	799,624
Whirlpool Corp 6.125% 6/15/2030 (o)	295,000	272,120
Whirlpool Corp 6.5% 6/15/2033 (o)	1,050,000	910,218
Whirlpool Corp 7.5% 7/1/2031 (k)	405,000	409,839
Whirlpool Corp 7.875% 7/1/2034 (k)	880,000	883,610
		7,080,588
Specialty Retail - 1.5%
Asbury Automotive Group Inc 4.75% 3/1/2030 (o)	565,000	549,313
Asbury Automotive Group Inc 5% 2/15/2032 (k)(o)	350,000	334,768
Bath & Body Works Inc 6.625% 10/1/2030 (k)	330,000	336,629
Bath & Body Works Inc 6.95% 3/1/2033	330,000	332,459
Carvana Co 10.25% 5/1/2030 (k)	85,000	90,950
Carvana Co 4.875% 9/1/2029 (k)	525,000	483,000
Carvana Co 5.5% 4/15/2027 (k)	622,000	609,560
Carvana Co 5.875% 10/1/2028 (k)	305,000	295,850
Carvana Co 9% 6/1/2030 pay-in-kind (f)(k)	597,877	618,100
Carvana Co 9% 6/1/2031 pay-in-kind (f)(k)	668,391	737,641
Group 1 Automotive Inc 6.375% 1/15/2030 (k)	740,000	749,284
LBM Acquisition LLC 6.25% 1/15/2029 (k)	480,000	346,891
LBM Acquisition LLC 9.5% 6/15/2031 (k)	1,235,000	1,095,087
Michaels Cos Inc/The 8.5% 3/15/2033 (k)	2,375,000	2,352,425
Park River Holdings Inc 8% 3/15/2031 (k)	305,000	307,662
Staples Inc 10.75% 9/1/2029 (k)	2,350,000	2,241,778
Wand NewCo 3 Inc 7.625% 1/30/2032 (k)	225,000	232,724
		11,714,121
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (k)(o)	432,000	403,650
Crocs Inc 4.25% 3/15/2029 (k)	167,000	162,031
		565,681
TOTAL CONSUMER DISCRETIONARY		74,177,220
Consumer Staples - 2.6%
Beverages - 0.2%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (k)	1,825,000	1,831,808
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (k)	1,572,000	1,493,384
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (k)	495,000	478,939
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (k)	245,000	239,388
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (k)	390,000	371,415
Albertsons Cos Inc 5.625% 3/31/2032 (k)	790,000	763,777
C&S Group Enterprises LLC 5% 12/15/2028 (k)	1,205,000	1,142,079
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (k)	280,000	285,221
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (k)	622,000	651,141
Performance Food Group Inc 4.25% 8/1/2029 (k)	380,000	368,852
Performance Food Group Inc 5.625% 3/1/2034 (k)	920,000	902,977
Performance Food Group Inc 6.125% 9/15/2032 (k)(o)	1,380,000	1,396,879
US Foods Inc 5.75% 4/15/2033 (k)(o)	3,120,000	3,124,250
US Foods Inc 7.25% 1/15/2032 (k)(o)	550,000	570,744
		11,789,046
Food Products - 0.9%
Darling Ingredients Inc 6% 6/15/2030 (k)	680,000	684,457
Fiesta Purchaser Inc 7.875% 3/1/2031 (k)	705,000	711,120
Fiesta Purchaser Inc 9.625% 9/15/2032 (k)	1,105,000	1,082,405
Lamb Weston Holdings Inc 4.125% 1/31/2030 (k)	775,000	743,164
Lamb Weston Holdings Inc 4.375% 1/31/2032 (k)	785,000	738,115
Pilgrim's Pride Corp 3.5% 3/1/2032	1,310,000	1,194,231
Post Holdings Inc 4.625% 4/15/2030 (k)	1,065,000	1,028,855
Post Holdings Inc 6.25% 10/15/2034 (k)	340,000	334,068
Post Holdings Inc 6.25% 2/15/2032 (k)(o)	290,000	294,368
Post Holdings Inc 6.375% 3/1/2033 (k)(o)	545,000	540,841
		7,351,624
TOTAL CONSUMER STAPLES		20,972,478
Energy - 8.7%
Energy Equipment & Services - 1.4%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (k)	1,175,000	1,198,366
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (k)	785,000	780,286
Kodiak Gas Services LLC 5.875% 4/1/2031 (k)	705,000	706,808
Kodiak Gas Services LLC 6.5% 10/1/2033 (k)	380,000	385,188
Kodiak Gas Services LLC 6.75% 10/1/2035 (k)	680,000	697,589
SESI LLC 7.875% 9/30/2030 (k)	510,000	518,203
Transocean International Ltd 7.875% 10/15/2032 (k)	145,000	151,371
Transocean International Ltd 8.25% 5/15/2029 (k)	2,085,000	2,152,936
Transocean International Ltd 8.5% 5/15/2031 (k)	805,000	835,745
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (k)	865,000	857,586
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (k)	865,000	886,053
Valaris Ltd 8.375% 4/30/2030 (k)	390,000	405,006
WBI Operating LLC 6.25% 10/15/2030 (k)	765,000	769,253
WBI Operating LLC 6.5% 10/15/2033 (k)(o)	765,000	769,797
		11,114,187
Oil, Gas & Consumable Fuels - 7.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (k)	810,000	802,186
California Resources Corp 7% 1/15/2034 (k)	720,000	712,028
California Resources Corp 7.25% 1/15/2035 (k)	480,000	476,152
Cheniere Energy Inc 5.2% 7/30/2036 (k)	1,675,000	1,649,262
CITGO Petroleum Corp 8.375% 1/15/2029 (k)	755,000	776,750
CNX Resources Corp 5.875% 3/1/2034 (k)	845,000	822,301
CNX Resources Corp 7.25% 3/1/2032 (k)(o)	1,445,000	1,488,707
CNX Resources Corp 7.375% 1/15/2031 (k)	365,000	373,816
Comstock Resources Inc 5.875% 1/15/2030 (k)(o)	1,160,000	1,094,074
Comstock Resources Inc 6.75% 3/1/2029 (k)	1,500,000	1,477,026
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (k)	1,290,000	1,266,206
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (k)	840,000	878,087
CVR Energy Inc 7.5% 2/15/2031 (k)	2,105,000	2,094,981
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (k)	535,000	556,055
DT Midstream Inc 4.125% 6/15/2029 (k)	865,000	847,716
DT Midstream Inc 4.375% 6/15/2031 (k)	365,000	352,549
Energy Transfer LP 6.5% 2/15/2056 (f)	985,000	993,237
Energy Transfer LP 6.75% 2/15/2056 (f)	400,000	408,613
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	1,220,000	1,230,771
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (k)	245,000	247,904
Harvest Midstream I LP 6.75% 5/15/2034 (k)	975,000	988,898
Harvest Midstream I LP 7.5% 5/15/2032 (k)(o)	1,355,000	1,403,466
Hess Midstream Operations LP 4.25% 2/15/2030 (k)	1,070,000	1,032,144
Hess Midstream Operations LP 5.5% 10/15/2030 (k)	1,720,000	1,713,479
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (k)	850,000	857,267
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (k)	730,000	756,070
Kinetik Holdings LP 5.875% 6/15/2030 (k)(o)	840,000	844,881
Kinetik Holdings LP 6.625% 12/15/2028 (k)	985,000	1,001,280
Matador Resources Co 6% 4/15/2034 (k)	315,000	307,096
Matador Resources Co 6.25% 4/15/2033 (k)(o)	380,000	378,616
Matador Resources Co 6.5% 4/15/2032 (k)	820,000	824,478
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (k)	570,000	565,116
Murphy Oil USA Inc 3.75% 2/15/2031 (k)(o)	860,000	804,411
Murphy Oil USA Inc 5.875% 6/1/2034 (k)(o)	1,250,000	1,253,941
Northern Oil & Gas Inc 7.875% 10/15/2033 (k)	1,440,000	1,430,841
Northern Oil & Gas Inc 8.75% 6/15/2031 (k)(o)	1,615,000	1,663,450
Par Petroleum LLC 7.375% 6/1/2034 (k)	935,000	946,116
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (k)	1,040,000	1,029,609
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (k)	1,710,000	1,742,620
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (k)(o)	1,225,000	1,309,755
Permian Resources Operating LLC 5.875% 7/1/2029 (k)	955,000	952,613
Prairie Acquiror LP 9% 8/1/2029 (k)	1,040,000	1,080,260
Rockies Express Pipeline LLC 4.8% 5/15/2030 (k)	250,000	244,431
Rockies Express Pipeline LLC 4.95% 7/15/2029 (k)	940,000	927,690
Rockies Express Pipeline LLC 6.75% 3/15/2033 (k)	620,000	637,305
Rockies Express Pipeline LLC 6.875% 4/15/2040 (k)	210,000	215,091
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	910,000	883,835
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	575,000	562,225
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	460,000	459,811
Sunoco LP 5.375% 7/15/2031 (k)	725,000	715,128
Sunoco LP 5.625% 3/15/2031 (k)	805,000	799,129
Sunoco LP 5.625% 7/15/2034 (k)(o)	655,000	639,260
Sunoco LP 6.25% 7/1/2033 (k)(o)	745,000	751,676
Sunoco LP 6.625% 8/15/2032 (k)(o)	1,385,000	1,408,637
Sunoco LP 7.25% 5/1/2032 (k)	445,000	461,604
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (k)(o)	1,437,000	1,433,955
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (k)	635,000	628,239
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (k)	370,000	373,276
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (k)	285,000	271,876
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (k)(o)	785,000	803,178
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (k)	1,565,000	1,630,702
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (k)	940,000	979,269
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (k)	975,000	1,033,789
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (k)	1,270,000	1,393,842
		58,688,776
TOTAL ENERGY		69,802,963
Financials - 6.4%
Capital Markets - 1.0%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (k)	870,000	849,571
Coinbase Global Inc 3.375% 10/1/2028 (k)(o)	840,000	797,463
Focus Financial Partners LLC 6.75% 9/15/2031 (k)	715,000	719,446
Hightower Holding LLC 6.75% 4/15/2029 (k)	595,000	591,526
Hightower Holding LLC 9.125% 1/31/2030 (k)	1,220,000	1,265,593
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (k)	530,000	516,585
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (k)	1,045,000	1,045,217
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (k)(o)	965,000	992,374
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (k)(o)	700,000	675,897
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (k)	710,000	742,597
		8,196,269
Consumer Finance - 0.6%
Ally Financial Inc 6.7% 2/14/2033	635,000	653,625
Ford Motor Credit Co LLC 5.42% 4/9/2031 (o)	1,045,000	1,036,109
OneMain Finance Corp 6.125% 5/15/2030	440,000	439,977
OneMain Finance Corp 6.625% 5/15/2029	305,000	310,996
OneMain Finance Corp 6.75% 9/15/2033 (o)	770,000	762,251
OneMain Finance Corp 7.125% 11/15/2031 (o)	385,000	391,657
OneMain Finance Corp 7.125% 9/15/2032 (o)	535,000	544,007
OneMain Finance Corp 7.5% 5/15/2031	785,000	810,990
		4,949,612
Financial Services - 2.2%
Block Inc 3.5% 6/1/2031	675,000	621,361
Block Inc 5.625% 8/15/2030 (k)	705,000	706,763
Block Inc 6% 8/15/2033 (k)	560,000	563,867
Block Inc 6.5% 5/15/2032	1,445,000	1,475,224
Compass Group Diversified Holdings LLC 5.25% 4/15/2029 (k)	1,365,000	1,300,187
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (k)	770,000	758,937
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (k)	620,000	598,594
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (k)	530,000	522,694
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	660,000	563,701
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	1,585,000	1,566,539
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	680,000	634,124
PennyMac Financial Services Inc 6.75% 2/15/2034 (k)	955,000	916,722
Rocket Cos Inc 6.125% 8/1/2030 (k)(o)	895,000	910,369
Rocket Cos Inc 6.125% 8/1/2031 (k)	555,000	566,834
Rocket Cos Inc 6.375% 8/1/2033 (k)	610,000	620,348
Rocket Cos Inc 6.5% 8/1/2029 (k)	1,095,000	1,117,660
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (k)(o)	320,000	320,611
UWM Holdings LLC 6.25% 3/15/2031 (k)(o)	405,000	360,945
UWM Holdings LLC 6.625% 2/1/2030 (k)	595,000	554,412
Walker & Dunlop Inc 6.625% 4/1/2033 (k)(o)	765,000	777,188
WEX Inc 6.5% 3/15/2033 (k)(o)	670,000	667,112
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (k)	1,135,000	1,196,920
		17,321,112
Insurance - 2.2%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (k)	635,000	558,860
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (k)	255,000	229,198
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (k)	150,000	142,265
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (k)	630,000	592,970
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (k)	1,170,000	1,100,042
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (k)	1,040,000	1,016,447
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (k)	615,000	613,313
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (k)	1,035,000	1,043,267
AmWINS Group Inc 4.875% 6/30/2029 (k)	1,980,000	1,907,896
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (k)	375,000	377,833
Athene Holding Ltd 6.875% 6/28/2055 (f)	1,845,000	1,771,570
CRC Insurance Group LLC 7.125% 6/1/2031 (k)	2,200,000	2,192,985
HUB International Ltd 5.625% 12/1/2029 (k)	475,000	473,264
HUB International Ltd 7.25% 6/15/2030 (k)	2,090,000	2,144,835
HUB International Ltd 7.375% 1/31/2032 (k)(o)	1,110,000	1,129,847
Ryan Specialty LLC 5.875% 8/1/2032 (k)(o)	1,695,000	1,667,639
USI Inc/NY 7.5% 1/15/2032 (k)	740,000	746,974
		17,709,205
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Starwood Property Trust Inc 5.25% 10/15/2028 (k)	390,000	388,221
Starwood Property Trust Inc 5.875% 8/15/2029 (k)(r)	640,000	641,913
Starwood Property Trust Inc 6.125% 6/1/2031 (k)	275,000	276,454
Starwood Property Trust Inc 6.5% 10/15/2030 (k)(o)	740,000	757,083
Starwood Property Trust Inc 6.5% 7/1/2030 (k)	1,050,000	1,072,281
		3,135,952
TOTAL FINANCIALS		51,312,150
Health Care - 5.3%
Biotechnology - 0.2%
Emergent BioSolutions Inc 3.875% 8/15/2028 (k)	1,385,000	1,284,116
Health Care Equipment & Supplies - 0.7%
Avantor Funding Inc 3.875% 11/1/2029 (k)(o)	830,000	792,389
Avantor Funding Inc 4.625% 7/15/2028 (k)	323,000	319,609
Insulet Corp 6.5% 4/1/2033 (k)	375,000	380,275
Medline Borrower LP 3.875% 4/1/2029 (k)	1,900,000	1,845,164
Medline Borrower LP 5.25% 10/1/2029 (k)	920,000	914,378
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (k)	969,000	988,958
Teleflex Inc 5.875% 1/15/2032 (k)	590,000	594,459
		5,835,232
Health Care Providers & Services - 3.1%
Accendra Health Inc 9.75% 6/15/2033 (k)	557,925	378,651
Centene Corp 3.375% 2/15/2030	1,280,000	1,192,940
Centene Corp 4.625% 12/15/2029	1,260,000	1,222,258
Charlotte Buyer Inc 8% 6/30/2031 (k)	280,000	283,441
CHS/Community Health Systems Inc 5.25% 5/15/2030 (k)	350,000	330,271
CHS/Community Health Systems Inc 9.75% 1/15/2034 (k)(o)	765,000	798,722
CVS Health Corp 6.75% 12/10/2054 (f)(o)	335,000	349,016
CVS Health Corp 7% 3/10/2055 (f)	1,870,000	1,941,438
DaVita Inc 3.75% 2/15/2031 (k)	385,000	356,708
DaVita Inc 4.625% 6/1/2030 (k)	1,655,000	1,603,294
DaVita Inc 6.75% 7/15/2033 (k)	760,000	784,205
HealthEquity Inc 4.5% 10/1/2029 (k)	1,205,000	1,170,720
Humana Inc 6.625% 9/15/2056 (f)	3,215,000	3,205,342
Molina Healthcare Inc 3.875% 11/15/2030 (k)	785,000	732,050
Molina Healthcare Inc 3.875% 5/15/2032 (k)(o)	390,000	352,602
Molina Healthcare Inc 6.25% 1/15/2033 (k)	940,000	941,576
Molina Healthcare Inc 6.5% 2/15/2031 (k)(o)	1,585,000	1,612,414
Surgery Center Holdings Inc 7.25% 4/15/2032 (k)	615,000	622,590
Tenet Healthcare Corp 4.25% 6/1/2029	695,000	675,460
Tenet Healthcare Corp 4.625% 6/15/2028	1,250,000	1,239,389
Tenet Healthcare Corp 5.5% 11/15/2032 (k)	1,005,000	999,328
Tenet Healthcare Corp 6.125% 6/15/2030 (o)	2,150,000	2,165,755
Tenet Healthcare Corp 6.75% 5/15/2031	225,000	230,491
US Acute Care Solutions LLC 9.75% 5/15/2029 (k)	1,415,000	1,334,112
		24,522,773
Health Care Technology - 0.4%
IQVIA Inc 6.25% 6/1/2032 (k)	1,635,000	1,662,269
IQVIA Inc 6.5% 5/15/2030 (k)	1,435,000	1,464,729
		3,126,998
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (k)	665,000	638,425
Charles River Laboratories International Inc 4% 3/15/2031 (k)(o)	170,000	159,469
		797,894
Pharmaceuticals - 0.8%
1261229 BC Ltd 10% 4/15/2032 (k)	3,786,000	3,834,597
Jazz Securities DAC 4.375% 1/15/2029 (k)	810,000	793,453
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (k)	1,610,000	1,592,847
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (k)	360,000	379,750
		6,600,647
TOTAL HEALTH CARE		42,167,660
Industrials - 9.3%
Aerospace & Defense - 1.9%
ATI Inc 4.875% 10/1/2029	680,000	672,547
ATI Inc 5.875% 6/15/2033	445,000	451,253
BWX Technologies Inc 4.125% 6/30/2028 (k)(o)	1,890,000	1,854,171
Carpenter Technology Corp 5.625% 3/1/2034 (k)	1,055,000	1,054,201
Moog Inc 5.5% 10/15/2034 (k)	405,000	398,833
TransDigm Inc 6% 1/15/2033 (k)	2,200,000	2,221,613
TransDigm Inc 6.125% 7/31/2034 (k)(o)	1,345,000	1,343,270
TransDigm Inc 6.25% 1/31/2034 (k)(o)	265,000	270,405
TransDigm Inc 6.375% 3/1/2029 (k)	2,265,000	2,299,611
TransDigm Inc 6.375% 5/31/2033 (k)	3,145,000	3,174,904
TransDigm Inc 6.75% 1/31/2034 (k)	1,360,000	1,394,964
		15,135,772
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (k)	785,000	813,138
Building Products - 1.0%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (k)	815,000	796,281
Advanced Drainage Systems Inc 6.375% 6/15/2030 (k)(o)	1,160,000	1,176,008
Builders FirstSource Inc 4.25% 2/1/2032 (k)(o)	1,030,000	959,374
Builders FirstSource Inc 6.75% 5/15/2035 (k)(o)	1,335,000	1,361,127
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (k)	2,350,000	1,456,345
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (k)	1,685,000	1,722,633
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (k)(o)	590,000	555,458
		8,027,226
Commercial Services & Supplies - 2.8%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (k)	240,000	246,623
Allied Universal Holdco LLC 7.875% 2/15/2031 (k)	215,000	224,758
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (k)	1,255,000	1,233,314
Artera Services LLC 8.5% 2/15/2031 (k)	4,670,000	4,200,631
Brand Industrial Services Inc 10.375% 8/1/2030 (k)	1,570,000	1,279,391
Clean Harbors Inc 5.75% 10/15/2033 (k)	390,000	392,563
Clean Harbors Inc 6.375% 2/1/2031 (k)	860,000	872,147
CoreCivic Inc 8.25% 4/15/2029	1,380,000	1,437,295
GEO Group Inc/The 10.25% 4/15/2031	1,650,000	1,782,743
GEO Group Inc/The 8.625% 4/15/2029	710,000	739,659
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (k)	795,000	777,580
GFL Environmental Holdings US Inc 5.625% 7/1/2031 (k)	1,200,000	1,199,847
GFL Environmental Inc 6.75% 1/15/2031 (k)	525,000	540,108
Madison IAQ LLC 4.125% 6/30/2028 (k)	380,000	373,830
Madison IAQ LLC 5.875% 6/30/2029 (k)	1,250,000	1,250,645
Neptune Bidco US Inc 10.375% 5/15/2031 (k)	820,000	849,860
Neptune Bidco US Inc 9.29% 4/15/2029 (k)	1,940,000	1,978,457
Neptune Bidco US Inc 9.5% 2/15/2033 (k)	1,270,000	1,284,042
Waste Pro USA Inc 7% 2/1/2033 (k)	390,000	399,083
Williams Scotsman Inc 6.625% 4/15/2030 (k)(o)	550,000	566,608
		21,629,184
Construction & Engineering - 0.4%
AECOM 6% 8/1/2033 (k)	1,380,000	1,381,972
Granite Construction Inc 6.375% 6/15/2034 (k)	555,000	564,353
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (k)	1,420,000	1,421,975
		3,368,300
Electrical Equipment - 0.2%
Sensata Technologies BV 4% 4/15/2029 (k)	133,000	129,186
WESCO Distribution Inc 5.25% 4/15/2031 (k)	920,000	910,559
WESCO Distribution Inc 5.5% 4/15/2034 (k)	795,000	786,440
		1,826,185
Ground Transportation - 0.3%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (k)	240,000	242,362
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (k)(o)	155,000	159,650
Genesee & Wyoming Inc 6.25% 4/15/2032 (k)	1,155,000	1,171,553
XPO Inc 6.25% 6/1/2028 (k)	205,000	207,051
XPO Inc 7.125% 2/1/2032 (k)(o)	795,000	824,457
		2,605,073
Machinery - 0.5%
Allison Transmission Inc 5.875% 12/1/2033 (k)	820,000	817,455
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (f)(k)	1,127,832	1,280,704
Enpro Inc 6.125% 6/1/2033 (k)	1,060,000	1,073,885
Mueller Water Products Inc 4% 6/15/2029 (k)	1,207,000	1,169,181
		4,341,225
Passenger Airlines - 0.3%
Allegiant Travel Co 7.125% 7/1/2031 (k)	400,000	404,886
American Airlines Inc 7.25% 2/15/2028 (k)	145,000	146,763
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (k)	710,000	643,056
United Airlines Holdings Inc 5.375% 3/1/2031 (o)	1,265,000	1,255,915
		2,450,620
Professional Services - 0.7%
Amentum Holdings Inc 7.25% 8/1/2032 (k)(o)	1,475,000	1,519,212
CACI International Inc 6.375% 6/15/2033 (k)	1,355,000	1,374,268
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (k)	445,000	408,843
Science Applications International Corp 4.875% 4/1/2028 (k)	595,000	590,661
Science Applications International Corp 5.875% 11/1/2033 (k)(o)	795,000	782,984
TriNet Group Inc 7.125% 8/15/2031 (k)(o)	590,000	593,251
		5,269,219
Trading Companies & Distributors - 1.1%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (k)	455,000	454,554
FTAI Aviation Investors LLC 7.875% 12/1/2030 (k)	1,030,000	1,076,201
Herc Holdings Inc 5.75% 3/15/2031 (k)(o)	520,000	519,343
Herc Holdings Inc 6% 3/15/2034 (k)(o)	480,000	476,811
Herc Holdings Inc 7% 6/15/2030 (k)(o)	1,085,000	1,123,591
Herc Holdings Inc 7.25% 6/15/2033 (k)(o)	1,040,000	1,084,259
QXO Building Products Inc 6.5% 7/15/2031 (k)	525,000	535,065
QXO Building Products Inc 6.75% 4/30/2032 (k)	310,000	320,099
QXO Building Products Inc 6.875% 7/15/2034 (k)	545,000	559,484
United Rentals North America Inc 5.375% 11/15/2033 (k)	465,000	457,984
United Rentals North America Inc 6% 12/15/2029 (k)	345,000	350,626
United Rentals North America Inc 6.125% 3/15/2034 (k)	1,820,000	1,865,833
		8,823,850
TOTAL INDUSTRIALS		74,289,792
Information Technology - 5.2%
Communications Equipment - 0.1%
Viasat Inc 6.5% 7/15/2028 (k)	730,000	728,178
Electronic Equipment, Instruments & Components - 0.4%
Coherent Corp 5% 12/15/2029 (k)	1,885,000	1,855,962
Sensata Technologies Inc 3.75% 2/15/2031 (k)(o)	365,000	341,291
TTM Technologies Inc 4% 3/1/2029 (k)	1,440,000	1,390,983
		3,588,236
IT Services - 1.6%
Ahead DB Holdings LLC 6.625% 5/1/2028 (k)	1,484,000	1,483,191
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (k)	1,990,000	1,974,804
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (k)(o)	1,095,000	1,087,450
CoreWeave Inc 9% 2/1/2031 (k)	1,865,000	1,843,020
CoreWeave Inc 9.25% 6/1/2030 (k)	2,405,000	2,420,622
CoreWeave Inc 9.625% 7/15/2032 (k)	560,000	551,628
CoreWeave Inc 9.75% 10/1/2031 (k)(o)	1,785,000	1,781,062
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (k)	1,232,000	1,160,544
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (k)	242,000	241,749
		12,544,070
Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc 3.625% 5/1/2029 (k)(o)	595,000	568,855
Entegris Inc 5.95% 6/15/2030 (k)(o)	2,820,000	2,848,624
ON Semiconductor Corp 3.875% 9/1/2028 (k)	727,000	707,375
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (f)	894,665	812,190
		4,937,044
Software - 2.2%
Cloud Software Group Inc 6.5% 3/31/2029 (k)	1,765,000	1,712,546
Cloud Software Group Inc 9% 9/30/2029 (k)	3,885,000	3,770,906
Elastic NV 4.125% 7/15/2029 (k)	1,165,000	1,111,513
Ellucian Holdings Inc 6.5% 12/1/2029 (k)	1,720,000	1,662,642
Fair Isaac Corp 6% 5/15/2033 (k)	1,490,000	1,467,245
Gen Digital Inc 6.25% 4/1/2033 (k)(o)	585,000	576,581
Oracle Corp 3.6% 4/1/2040	1,625,000	1,184,897
Oracle Corp 3.8% 11/15/2037	1,145,000	914,795
Oracle Corp 5.35% 5/4/2033 (o)	935,000	908,234
Rackspace Finance LLC 3.5% 5/15/2028 (k)	690,325	626,470
SS&C Technologies Inc 5.5% 9/30/2027 (k)	270,000	269,956
SS&C Technologies Inc 6.5% 6/1/2032 (k)	655,000	660,588
UKG Inc 6.875% 2/1/2031 (k)	2,980,000	2,895,008
		17,761,381
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (k)	715,000	725,358
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030	780,000	793,854
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (k)	325,000	339,838
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (k)	395,000	412,767
		2,271,817
TOTAL INFORMATION TECHNOLOGY		41,830,726
Materials - 5.0%
Chemicals - 2.5%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (f)(k)	2,985,858	2,381,222
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (k)	840,000	872,565
Axalta Coating Systems LLC 3.375% 2/15/2029 (k)(o)	310,000	295,927
Celanese US Holdings LLC 6.5% 4/15/2030 (o)	595,000	606,383
Celanese US Holdings LLC 7% 2/15/2031	470,000	483,749
Celanese US Holdings LLC 7.375% 2/15/2034	625,000	645,710
Chemours Co/The 4.625% 11/15/2029 (k)(o)	1,890,000	1,803,966
Chemours Co/The 5.75% 11/15/2028 (k)	1,205,000	1,204,026
Chemours Co/The 7.875% 3/15/2034 (k)(o)	725,000	728,534
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (k)	1,029,000	1,027,135
LSB Industries Inc 6.25% 10/15/2028 (k)	620,000	620,206
Mativ Holdings Inc 8% 10/1/2029 (k)(o)	510,000	506,279
Methanex US Operations Inc 6.25% 3/15/2032 (k)(o)	510,000	516,450
Olin Corp 6.625% 4/1/2033 (k)(o)	590,000	582,577
Olympus Water US Holding Corp 4.25% 10/1/2028 (k)	700,000	678,965
Olympus Water US Holding Corp 6.75% 8/1/2032 (k)(o)	560,000	547,164
Olympus Water US Holding Corp 7.25% 2/15/2033 (k)(o)	1,540,000	1,523,010
Scih Salt Hldgs Inc 4.875% 5/1/2028 (k)	1,430,000	1,410,678
Scih Salt Hldgs Inc 6.625% 5/1/2029 (k)	1,265,000	1,254,014
WR Grace Holdings LLC 5.625% 8/15/2029 (k)	1,270,000	1,193,662
WR Grace Holdings LLC 6.625% 8/15/2032 (k)	485,000	470,391
WR Grace Holdings LLC 7% 8/1/2033 (k)	410,000	399,241
WR Grace Holdings LLC 7.375% 3/1/2031 (k)(o)	280,000	281,164
		20,033,018
Construction Materials - 0.4%
Quikrete Holdings Inc 6.375% 3/1/2032 (k)(o)	1,225,000	1,250,942
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (k)	770,000	811,931
VM Consolidated Inc 5.5% 4/15/2029 (k)	1,860,000	1,640,961
		3,703,834
Containers & Packaging - 1.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (k)	2,405,000	2,286,116
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (k)	570,000	576,379
Ball Corp 2.875% 8/15/2030	345,000	314,809
Ball Corp 3.125% 9/15/2031	385,000	348,463
Ball Corp 5.5% 9/15/2033	1,130,000	1,136,988
Ball Corp 6% 6/15/2029 (o)	415,000	421,681
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (k)(o)	1,315,000	1,313,352
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (k)	570,000	553,245
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (k)(o)	1,605,000	1,583,185
Crown Americas LLC 5.875% 6/1/2033 (o)	1,835,000	1,847,899
Graphic Packaging International LLC 3.75% 2/1/2030 (k)(o)	410,000	385,326
Graphic Packaging International LLC 6.375% 7/15/2032 (k)(o)	920,000	928,220
		11,695,663
Metals & Mining - 0.6%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (k)	300,000	311,326
Alumina Pty Ltd 6.375% 9/15/2032 (k)	2,225,000	2,265,913
Cleveland-Cliffs Inc 6.875% 11/1/2029 (k)	400,000	403,514
Cleveland-Cliffs Inc 7.375% 5/1/2033 (k)(o)	300,000	299,850
Cleveland-Cliffs Inc 7.625% 1/15/2034 (k)	400,000	399,448
Commercial Metals Co 3.875% 2/15/2031	400,000	374,787
Commercial Metals Co 4.125% 1/15/2030	575,000	557,235
Commercial Metals Co 5.75% 11/15/2033 (k)	375,000	372,784
		4,984,857
TOTAL MATERIALS		40,417,372
Real Estate - 2.1%
Diversified REITs - 0.7%
GLP Capital LP / GLP Financing II Inc 5.625% 3/1/2036	1,535,000	1,504,266
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (k)	335,000	327,235
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (k)	2,105,000	2,088,385
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (k)	540,000	563,336
Vornado Realty LP 3.4% 6/1/2031 (o)	885,000	812,918
		5,296,140
Health Care REITs - 0.3%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (k)	800,000	779,620
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	1,782,000	1,728,635
		2,508,255
Hotel & Resort REITs - 0.3%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (k)	820,000	801,773
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (k)(o)	300,000	307,132
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (k)	705,000	698,459
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (k)(o)	795,000	815,631
		2,622,995
Real Estate Management & Development - 0.5%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (k)	380,000	408,523
Howard Hughes Corp/The 4.125% 2/1/2029 (k)	555,000	536,223
Howard Hughes Corp/The 4.375% 2/1/2031 (k)(o)	455,000	430,302
Kennedy-Wilson Inc 7% 6/1/2031 (k)	1,905,000	1,947,358
Taylor Morrison Communities Inc 5.125% 8/1/2030 (k)	562,000	562,676
Taylor Morrison Communities Inc 5.75% 11/15/2032 (k)	385,000	396,222
		4,281,304
Specialized REITs - 0.3%
Iron Mountain Inc 4.5% 2/15/2031 (k)	365,000	349,107
Iron Mountain Inc 6.25% 1/15/2033 (k)(o)	320,000	323,351
Millrose Properties Inc 6.375% 8/1/2030 (k)	900,000	912,195
SBA Communications Corp 3.125% 2/1/2029 (o)	1,077,000	1,030,505
SBA Communications Corp 3.875% 2/15/2027 (o)	167,000	166,053
		2,781,211
TOTAL REAL ESTATE		17,489,905
Utilities - 4.7%
Electric Utilities - 3.6%
American Electric Power Co Inc 5.8% 3/15/2056 (f)	820,000	815,498
American Electric Power Co Inc 6.05% 3/15/2056 (f)	820,000	815,388
Clearway Energy Operating LLC 3.75% 1/15/2032 (k)	160,000	145,610
Clearway Energy Operating LLC 3.75% 2/15/2031 (k)	1,135,000	1,052,732
Clearway Energy Operating LLC 4.75% 3/15/2028 (k)	555,000	549,902
Clearway Energy Operating LLC 5.75% 1/15/2034 (k)	785,000	769,702
Edison International 7.875% 6/15/2054 (f)	785,000	807,463
Edison International 8.125% 6/15/2053 (f)	230,000	236,345
Eversource Energy 6.1% 8/15/2056 (f)	675,000	673,684
Eversource Energy 6.35% 8/15/2056 (f)	520,000	520,413
Hawaiian Electric Co Inc 6% 10/1/2033 (k)(o)	590,000	584,524
NRG Energy Inc 3.625% 2/15/2031 (k)	525,000	487,543
NRG Energy Inc 5.25% 6/15/2029 (k)(o)	1,310,000	1,306,607
NRG Energy Inc 5.75% 1/15/2034 (k)	995,000	987,230
NRG Energy Inc 5.75% 7/15/2029 (k)	1,000,000	1,000,228
NRG Energy Inc 5.875% 5/15/2034 (k)	425,000	422,764
NRG Energy Inc 6% 1/15/2036 (k)	1,900,000	1,894,061
NRG Energy Inc 6.125% 5/15/2036 (k)	455,000	455,211
NRG Energy Inc 6.25% 11/1/2034 (k)	1,270,000	1,285,905
PG&E Corp 6.85% 9/15/2056 (f)(o)	1,042,000	1,038,300
PG&E Corp 7.375% 3/15/2055 (f)	2,992,000	3,048,794
Sierra Pacific Power Co 6.2% 12/15/2055 (f)(o)	1,530,000	1,516,595
Sierra Pacific Power Co 6.375% 9/15/2056 (f)	1,350,000	1,346,493
Vistra Operations Co LLC 4.375% 5/1/2029 (k)(o)	1,375,000	1,350,911
Vistra Operations Co LLC 5% 4/30/2031 (k)	274,000	271,928
Vistra Operations Co LLC 5.25% 4/30/2033 (k)	291,000	288,846
Vistra Operations Co LLC 6.875% 4/15/2032 (k)(o)	1,170,000	1,211,762
Vistra Operations Co LLC 7.75% 10/15/2031 (k)	470,000	491,752
Xcel Energy Inc 5.75% 12/3/2056 (f)	1,690,000	1,670,164
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (k)(o)	480,000	496,674
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (k)(o)	905,000	952,576
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (k)	295,000	314,617
		28,810,222
Independent Power and Renewable Electricity Producers - 0.7%
Alpha Generation LLC 6.25% 1/15/2034 (k)	1,150,000	1,131,583
Alpha Generation LLC 6.75% 10/15/2032 (k)	1,580,000	1,609,078
Sunnova Energy Corp 5.875% (c)(h)(k)	2,255,000	5,637
Talen Energy Supply LLC 6.25% 2/1/2034 (k)	1,170,000	1,162,889
Talen Energy Supply LLC 6.5% 2/1/2036 (k)(o)	1,560,000	1,572,725
		5,481,912
Multi-Utilities - 0.4%
Dominion Energy Inc 6.15% 12/15/2056 (f)	1,600,000	1,604,858
Sempra 6.375% 4/1/2056 (f)	1,515,000	1,530,241
		3,135,099
TOTAL UTILITIES		37,427,233
TOTAL UNITED STATES		536,047,892
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd 6.375% 2/15/2036 (k)	750,000	735,330
First Quantum Minerals Ltd 7.25% 2/15/2034 (k)	445,000	455,854
First Quantum Minerals Ltd 8% 3/1/2033 (k)	800,000	835,568
First Quantum Minerals Ltd 8.625% 6/1/2031 (k)	245,000	255,187

TOTAL ZAMBIA		2,281,939
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $602,923,795)		603,006,034

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Information Technology - 0.3%
Software - 0.3%
Strategy Inc 11.5% (m)	9,088	771,062
Strategy Inc Series A, 10%	13,719	1,271,889

TOTAL UNITED STATES		2,042,951
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,154,710)		2,042,951

Preferred Securities - 4.9%
	Principal Amount (a)	Value ($)
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 6.875% (f)(k)(n)	995,000	997,436
BNP Paribas SA 7.2% (f)(k)(n)	1,015,000	1,036,518
BNP Paribas SA 7.45% (f)(k)(n)	1,100,000	1,135,843

TOTAL FRANCE		3,169,797
UNITED KINGDOM - 0.5%
Financials - 0.5%
Banks - 0.5%
Barclays PLC 7.625% (f)(n)	1,180,000	1,237,329
HSBC Holdings PLC 6.75% (f)(n)	810,000	831,584
HSBC Holdings PLC 7% (f)(n)	655,000	684,166
HSBC Holdings PLC 7.05% (f)(n)	1,465,000	1,511,149

TOTAL UNITED KINGDOM		4,264,228
UNITED STATES - 4.0%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Energy Transfer LP Series G, 7.125% (f)(n)	1,800,000	1,873,648
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (f)(g)(n)	2,145,000	2,167,430
Sunoco LP 7.875% (f)(k)(n)(o)	2,374,000	2,522,153
TOTAL ENERGY		6,563,231
Financials - 3.1%
Banks - 2.3%
Bank of America Corp 5.875% (f)(n)(o)	1,360,000	1,396,094
Bank of America Corp 6.25% (f)(n)	1,980,000	2,026,226
Citigroup Inc 6.5% (f)(n)	1,680,000	1,713,434
Citigroup Inc 6.625% (f)(n)	1,340,000	1,376,526
Citigroup Inc 6.75% (f)(n)	455,000	465,274
Citigroup Inc 6.875% (f)(n)(o)	2,370,000	2,447,971
Citigroup Inc 6.95% (f)(n)	395,000	407,601
Citigroup Inc 7.125% (f)(n)	1,135,000	1,171,529
JPMorgan Chase & Co 6.1% (f)(n)	2,490,000	2,544,308
JPMorgan Chase & Co 6.5% (f)(n)(o)	1,490,000	1,549,989
Truist Financial Corp 6.25% (f)(n)	1,205,000	1,214,891
Wells Fargo & Co 6.125% (f)(n)(o)	1,250,000	1,268,126
Wells Fargo & Co 7.625% (f)(n)(o)	300,000	316,630
		17,898,599
Capital Markets - 0.5%
Bank of New York Mellon Corp/The 5.625% (f)(n)(o)	1,080,000	1,079,744
Charles Schwab Corp/The 4% (f)(n)	870,000	819,192
Goldman Sachs Group Inc/The 6.125% (f)(n)(o)	297,000	300,260
Goldman Sachs Group Inc/The 6.85% (f)(n)	1,400,000	1,476,832
		3,676,028
Consumer Finance - 0.3%
Ally Financial Inc 4.7% (f)(n)(o)	1,110,000	1,081,904
Ally Financial Inc 7.1% (f)(n)	1,325,000	1,358,523
		2,440,427
TOTAL FINANCIALS		24,015,054
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Sumisho Air Lease Corp 4.125% (f)(n)	850,000	833,755
TOTAL UNITED STATES		31,412,040
TOTAL PREFERRED SECURITIES (Cost $37,157,740)		38,846,065

Money Market Funds - 9.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (t)	3.69	20,409,166	20,413,247
Fidelity Securities Lending Cash Central Fund (t)(u)	3.69	56,050,389	56,055,995
TOTAL MONEY MARKET FUNDS (Cost $76,469,242)			76,469,242

TOTAL INVESTMENT IN SECURITIES - 105.9% (Cost $843,458,809)	847,893,078
NET OTHER ASSETS (LIABILITIES) - (5.9)%	(46,982,255)
NET ASSETS - 100.0%	800,910,823

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 5Y US Treasury Notes Contracts (United States)	43	9/2026	4,599,992	5,637

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	A portion of the security sold on a delayed delivery basis.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Non-income producing - Security is in default.
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $525,544 and $535,944, respectively.

(k)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $528,856,485 or 66.0% of net assets.

(l)	Zero coupon bond which is issued at a discount.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	Security is perpetual in nature with no stated maturity date.
(o)	Security or a portion of the security is on loan at period end.
(p)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,192,057 or 1.4% of net assets.

(q)	Affiliated fund.
(r)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(s)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $336,312 or 0.0% of net assets.

(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(u)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	6/6/2022 - 6/8/2026	11,842,420

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,268,944	184,389,241	185,244,938	525,900	(896)	896	20,413,247	20,409,166	0.0%
Fidelity Securities Lending Cash Central Fund	43,537,410	197,713,963	185,195,378	61,963	-	-	56,055,995	56,050,389	0.1%
Total	64,806,354	382,103,204	370,440,316	587,863	(896)	896	76,469,242

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	10,646,045	531,930	-	502,800	-	43,212	11,192,057	1,203,745
	10,646,045	531,930	-	502,800	-	43,212	11,192,057

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	11,192,057	-	11,192,057	-

Asset-Backed Securities	1,744,238	-	1,744,238	-

Bank Loan Obligations
Communication Services	11,138,411	-	11,138,411	-
Consumer Discretionary	15,770,976	-	14,190,661	1,580,315
Consumer Staples	1,160,902	-	1,160,902	-
Energy	5,274,284	-	4,598,433	675,851
Financials	7,438,792	-	6,932,127	506,665
Health Care	6,073,437	-	6,003,531	69,906
Industrials	7,047,503	-	7,047,503	-
Information Technology	9,781,327	-	9,781,327	-
Materials	20,572,637	-	20,572,637	-
Utilities	2,041,329	-	2,041,329	-

Commercial Mortgage Securities	1,580,757	-	470,451	1,110,306

Common Stocks
Communication Services	494,468	-	-	494,468
Energy	3,849,474	788,733	-	3,060,741
Health Care	970,351	970,350	-	1
Information Technology	1,053,535	207,988	-	845,547

Convertible Corporate Bonds
Consumer Discretionary	837,250	-	837,250	-
Financials	2,559,360	-	2,559,360	-
Industrials	2,090,879	-	2,090,879	-
Information Technology	9,030,054	-	9,030,054	-
Real Estate	1,001,292	-	1,001,292	-
Utilities	597,870	-	597,870	-

Convertible Preferred Stocks
Communication Services	1,280,534	-	1,280,534	-
Consumer Discretionary	475,985	-	475,985	-
Financials	2,309,651	-	746,076	1,563,575
Information Technology	161,433	-	161,433	-

Non-Convertible Corporate Bonds
Communication Services	80,896,254	-	80,896,254	-
Consumer Discretionary	82,684,983	-	82,684,983	-
Consumer Staples	20,972,478	-	20,972,478	-
Energy	80,503,273	-	80,503,273	-
Financials	57,250,390	-	57,250,390	-
Health Care	43,868,410	-	43,868,410	-
Industrials	81,283,594	-	81,283,594	-
Information Technology	41,830,726	-	41,830,726	-
Materials	53,576,342	-	53,576,342	-
Real Estate	17,489,905	-	17,489,905	-
Utilities	42,649,679	-	42,644,042	5,637

Non-Convertible Preferred Stocks
Information Technology	2,042,951	2,042,951	-	-

Preferred Securities
Energy	6,563,231	-	6,563,231	-
Financials	31,449,079	-	31,449,079	-
Industrials	833,755	-	833,755	-

Money Market Funds	76,469,242	76,469,242	-	-
Total Investments in Securities:	847,893,078	80,479,264	757,500,802	9,913,012
Derivative Instruments:

Assets
Futures Contracts	5,637	5,637	-	-
Total Assets	5,637	5,637	-	-
Total Derivative Instruments:	5,637	5,637	-	-
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2026 ($)
Bank Loan Obligations	928,081	13,630	554,804	1,151,097	(2,049,487)	60,609	2,174,003	-	2,832,737	(907,660)
Common Stocks	19,773,233	9,963,133	(13,032,787)	1,470,435	(13,773,257)	-	-	-	4,400,757	(13,031,809)
Convertible Preferred Stocks	1,339,363	-	224,212	-	-	-	-	-	1,563,575	224,212
Preferred Securities	572	(5,280,308)	5,279,736	-	-	-	-	-	-	-
Non-Convertible Corporate Bonds	5,637	-	-	-	-	-	-	-	5,637	-
Commercial Mortgage Securities	-	-	1,251	-	-	1,118	1,107,937	-	1,110,306	1,251

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	5,637	-
Total Interest Rate Risk	5,637	-
Total Value of Derivatives	5,637	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $80,078,357) - See accompanying schedule:
Unaffiliated issuers (cost $755,320,553)	$760,231,779
Fidelity Central Funds (cost $76,469,242)	76,469,242
Other affiliated issuers (cost $11,669,014)	11,192,057

Total Investment in Securities (cost $843,458,809)		$847,893,078
Segregated cash with brokers for derivative instruments		70,000
Receivable for investments sold
Regular delivery		4,479,422
Delayed delivery		1,335,153
Receivable for fund shares sold		1,122,056
Dividends receivable		4,354
Interest receivable		10,807,725
Distributions receivable from Fidelity Central Funds		61,122
Total assets		865,772,910
Liabilities
Payable to custodian bank	$155,895
Payable for investments purchased
Regular delivery	7,250,495
Delayed delivery	640,000
Payable for fund shares redeemed	183,804
Accrued management fee	425,230
Distribution and service plan fees payable	30,302
Payable for variation margin on futures contracts	11,086
Other payables and accrued expenses	109,502
Collateral on securities loaned	56,055,773
Total liabilities		64,862,087
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$800,910,823
Net Assets consist of:
Paid in capital		$922,906,381
Total accumulated earnings (loss)		(121,995,558)
Net Assets		$800,910,823

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($241,224,749 ÷ 47,854,219 shares)		$5.04
Service Class :
Net Asset Value, offering price and redemption price per share ($37,702,174 ÷ 7,543,417 shares)		$5.00
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($131,295,484 ÷ 27,641,222 shares)		$4.75
Investor Class :
Net Asset Value, offering price and redemption price per share ($390,688,416 ÷ 78,247,675 shares)		$4.99
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$1,168,928
Affiliated issuers		502,800
Interest		26,302,931
Income from Fidelity Central Funds (including $61,963 from security lending)		587,863
Security lending		5,485
Total income		28,568,007
Expenses
Management fee	$2,651,214
Distribution and service plan fees	209,829
Custodian fees and expenses	8,519
Independent trustees' fees and expenses	937
Audit fees	46,375
Legal	7,601
Interest	2,107
Miscellaneous	1,505
Total expenses before reductions	2,928,087
Expense reductions	(49,095)
Total expenses after reductions		2,878,992
Net Investment income (loss)		25,689,015
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	14,118,509
Fidelity Central Funds	(896)
Foreign currency transactions	(1,150)
Futures contracts	(117,452)
Total net realized gain (loss)		13,999,011
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(14,885,111)
Fidelity Central Funds	896
Other affiliated issuers	43,212
Assets and liabilities in foreign currencies	(20,224)
Futures contracts	18,731
Total change in net unrealized appreciation (depreciation)		(14,842,496)
Net gain (loss)		(843,485)
Net increase (decrease) in net assets resulting from operations		$24,845,530
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,689,015	$51,818,216
Net realized gain (loss)	13,999,011	(52,565)
Change in net unrealized appreciation (depreciation)	(14,842,496)	25,400,380
Net increase (decrease) in net assets resulting from operations	24,845,530	77,166,031
Distributions to shareholders	-	(52,658,643)

Share transactions - net increase (decrease)	(48,868,796)	22,168,686
Total increase (decrease) in net assets	(24,023,266)	46,676,074

Net Assets
Beginning of period	824,934,089	778,258,015
End of period	$800,910,823	$824,934,089

Financial Highlights
VIP High Income Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$4.88	$4.72	$4.60	$4.41	$5.25	$5.31
Income from Investment Operations
Net investment income (loss) A,B	.158	.326	.313	.281	.251	.245
Net realized and unrealized gain (loss)	.002 C	.161	.102	.175	(.842)	(.016)
Total from investment operations	.160	.487	.415	.456	(.591)	.229
Distributions from net investment income	-	(.327)	(.295)	(.266)	(.249)	(.289)
Total distributions	-	(.327)	(.295)	(.266)	(.249)	(.289)
Net asset value, end of period	$5.04	$4.88	$4.72	$4.60	$4.41	$5.25
Total Return D,E,F	3.28%	10.36%	8.97%	10.48%	(11.37)%	4.41%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.65% I	.65%	.66%	.68%	.72%	.67%
Expenses net of fee waivers, if any	.64 % I	.64%	.65%	.67%	.71%	.66%
Expenses net of all reductions, if any	.64% I	.63%	.64%	.67%	.71%	.66%
Net investment income (loss)	6.42% I	6.64%	6.55%	6.15%	5.22%	4.57%
Supplemental Data
Net assets, end of period (000 omitted)	$241,225	$240,867	$229,560	$239,269	$235,522	$312,771
Portfolio turnover rate J	64 % I	81%	42%	48%	32%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP High Income Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$4.84	$4.68	$4.56	$4.37	$5.21	$5.26
Income from Investment Operations
Net investment income (loss) A,B	.154	.319	.305	.274	.244	.238
Net realized and unrealized gain (loss)	.006 C	.162	.095	.179	(.840)	(.007)
Total from investment operations	.160	.481	.400	.453	(.596)	.231
Distributions from net investment income	-	(.321)	(.280)	(.263)	(.244)	(.281)
Total distributions	-	(.321)	(.280)	(.263)	(.244)	(.281)
Net asset value, end of period	$5.00	$4.84	$4.68	$4.56	$4.37	$5.21
Total Return D,E,F	3.31%	10.32%	8.72%	10.50%	(11.56)%	4.50%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I	.75%	.75%	.78%	.81%	.77%
Expenses net of fee waivers, if any	.74 % I	.74%	.74%	.77%	.81%	.76%
Expenses net of all reductions, if any	.74% I	.73%	.74%	.77%	.81%	.76%
Net investment income (loss)	6.31% I	6.54%	6.46%	6.05%	5.12%	4.47%
Supplemental Data
Net assets, end of period (000 omitted)	$37,702	$43,110	$43,831	$64,790	$43,707	$53,927
Portfolio turnover rate J	64 % I	81%	42%	48%	32%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP High Income Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$4.61	$4.47	$4.38	$4.21	$5.03	$5.09
Income from Investment Operations
Net investment income (loss) A,B	.143	.297	.286	.257	.228	.222
Net realized and unrealized gain (loss)	(.003)	.161	.094	.168	(.809)	(.009)
Total from investment operations	.140	.458	.380	.425	(.581)	.213
Distributions from net investment income	-	(.318)	(.290)	(.255)	(.239)	(.273)
Total distributions	-	(.318)	(.290)	(.255)	(.239)	(.273)
Net asset value, end of period	$4.75	$4.61	$4.47	$4.38	$4.21	$5.03
Total Return C,D,E	3.04%	10.31%	8.62%	10.24%	(11.67)%	4.29%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91% H	.90%	.91%	.93%	.96%	.92%
Expenses net of fee waivers, if any	.90 % H	.89%	.90%	.92%	.96%	.91%
Expenses net of all reductions, if any	.89% H	.89%	.90%	.92%	.96%	.91%
Net investment income (loss)	6.16% H	6.39%	6.30%	5.90%	4.97%	4.32%
Supplemental Data
Net assets, end of period (000 omitted)	$131,295	$161,510	$156,357	$128,067	$127,406	$166,773
Portfolio turnover rate I	64 % H	81%	42%	48%	32%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP High Income Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$4.84	$4.68	$4.56	$4.38	$5.22	$5.27
Income from Investment Operations
Net investment income (loss) A,B	.155	.321	.309	.278	.248	.242
Net realized and unrealized gain (loss)	(.005)	.165	.106	.167	(.840)	(.004)
Total from investment operations	.150	.486	.415	.445	(.592)	.238
Distributions from net investment income	-	(.326)	(.295)	(.265)	(.248)	(.288)
Total distributions	-	(.326)	(.295)	(.265)	(.248)	(.288)
Net asset value, end of period	$4.99	$4.84	$4.68	$4.56	$4.38	$5.22
Total Return C,D,E	3.10%	10.45%	9.05%	10.30%	(11.46)%	4.63%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.69% H	.69%	.70%	.71%	.75%	.70%
Expenses net of fee waivers, if any	.68 % H	.68%	.69%	.70%	.75%	.70%
Expenses net of all reductions, if any	.68% H	.67%	.68%	.70%	.75%	.70%
Net investment income (loss)	6.38% H	6.60%	6.51%	6.12%	5.19%	4.53%
Supplemental Data
Net assets, end of period (000 omitted)	$390,688	$379,446	$348,510	$338,010	$336,906	$441,896
Portfolio turnover rate I	64 % H	81%	42%	48%	32%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.
Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.
The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the three month period ended March 31, 2026 was 9.59%.
The Board of Directors of Fidelity Private Credit Company LLC approved an Agreement and Plan of Merger (the "Merger Agreement") between Fidelity Private Credit Company LLC and Fidelity Private Credit Company II LLC, a Delaware limited liability company. The Merger Agreement provided for the transfer of all the assets and the assumption of all the liabilities of Fidelity Private Credit Company LLC in exchange for corresponding units of Fidelity Private Credit Company II LLC equal in value to the net assets of Fidelity Private Credit Company LLC on the day the reorganization was effective. The reorganization occurred on July 31, 2026. The reorganization qualified as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their unit holders. In addition, Fidelity Private Credit Company II LLC was re-named Fidelity Private Credit Company LLC effective July 31, 2026.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$2,832,737	Market approach	Transaction price	$100.00	Increase
		Indicative market price	Evaluated bid	$70.00 - $101.33 / $77.61	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.1	Increase
		Black scholes	Discount rate	4.3%	Increase
			Term	3.0	Increase
			Volatility	60.0%	Increase
Commercial Mortgage Securities	$1,110,306	Indicative market price	Evaluated bid	$99.94	Increase
Common Stocks	$4,400,757	Discounted cash flow	Discount rate	10.0%	Decrease
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.1	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	6.6 - 7.0 / 6.8	Increase
		Black scholes	Discount rate	4.3%	Increase
			Term	3.0	Increase
			Volatility	60.0%	Increase
Convertible Preferred Stocks	$1,563,575	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	15.5	Increase
Non-Convertible Corporate Bonds	$5,637	Indicative market price	Evaluated bid	$0.30	Increase
		Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, defaulted bonds, market discount, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$27,445,871
Gross unrealized depreciation	(16,130,394)
Net unrealized appreciation (depreciation)	$11,315,477
Tax cost	$836,583,238

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(49,840,858)
Long-term	(122,697,912)
Total capital loss carryforward	$(172,538,770)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)
VIP High Income Portfolio	Fidelity Private Credit Company LLC	1,100,010
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP High Income Portfolio	248,031,211	257,651,913
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.63
Service Class	.63
Service Class 2.63
Investor Class	.67

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.63
Service Class	.63
Service Class 2.63
Investor Class	.67

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$20,264
Service Class 2	189,565
$209,829
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP High Income Portfolio	55

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP High Income Portfolio.	Borrower	19,598,000	3.87%	2,107

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP High Income Portfolio	501,004	458,154	41,542
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP High Income Portfolio	522
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP High Income Portfolio	6,862	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP High Income Portfolio	26,981,978
10. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until April 30, 2027. During the period, this waiver reduced the Fund's management fee by $38,875.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $10,220.
11. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP High Income Portfolio
Distributions to shareholders
Initial Class	$ -	$15,648,191
Service Class	-	2,712,306
Service Class 2	-	10,442,188
Investor Class	-	23,855,958
Total	$ -	$52,658,643
12. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP High Income Portfolio
Initial Class
Shares sold	2,389,736	7,350,868	$11,888,838	$36,580,763
Reinvestment of distributions	-	3,220,875	-	15,647,107
Shares redeemed	(3,874,711)	(9,911,280)	(19,178,035)	(48,567,365)
Net increase (decrease)	(1,484,975)	660,463	$(7,289,197)	$3,660,505
Service Class
Shares sold	318,378	755,983	$1,563,698	$3,686,082
Reinvestment of distributions	-	562,971	-	2,712,306
Shares redeemed	(1,676,922)	(1,783,599)	(8,198,881)	(8,684,946)
Net increase (decrease)	(1,358,544)	(464,645)	$(6,635,183)	$(2,286,558)
Service Class 2
Shares sold	15,890,636	14,463,895	$74,603,326	$66,617,316
Reinvestment of distributions	-	2,280,809	-	10,442,188
Shares redeemed	(23,314,929)	(16,669,368)	(108,650,536)	(75,582,438)
Net increase (decrease)	(7,424,293)	75,336	$(34,047,210)	$1,477,066
Investor Class
Shares sold	4,366,055	10,780,945	$21,464,679	$52,198,541
Reinvestment of distributions	-	4,962,166	-	23,855,958
Shares redeemed	(4,573,045)	(11,824,923)	(22,361,885)	(56,736,826)
Net increase (decrease)	(206,990)	3,918,188	$(897,206)	$19,317,673
13. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP High Income Portfolio	53
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP High Income Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.705694.128
VIPHI-SANN-0826
Fidelity® Variable Insurance Products:

VIP Growth Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Growth Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
BHP Group Ltd ADR (a)	796,200	66,331,422
BELGIUM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA	274,697	82,233,623
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA ADR	2,216,000	33,328,640
CANADA - 0.9%
Information Technology - 0.4%
IT Services - 0.4%
Shopify Inc Class A (United States) (b)	482,500	55,091,850
Materials - 0.5%
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA (United States)	183,754	28,505,758
Franco-Nevada Corp	142,400	29,712,979
TOTAL MATERIALS		58,218,737
TOTAL CANADA		113,310,587
CHILE - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Antofagasta PLC	924,586	46,849,133
Lundin Mining Corp	1,620,302	39,483,615

TOTAL CHILE		86,332,748
CHINA - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	848,841	49,342,035
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Auto1 Group SE (a)(b)	347,923	9,206,953
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(d)	2,212,268	22
KOREA (SOUTH) - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix Inc	34,410	60,769,492
LUXEMBOURG - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
ArcelorMittal SA depository receipt	1,142,050	68,774,251
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	38,706	6,744,908
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (b)	76,247	70,739,679
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	24,500	6,885,235
TOTAL NETHERLANDS		77,624,914
NORWAY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	431,100	3,900,931
SWEDEN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Epiroc AB A Shares	506,387	13,893,612
TAIWAN - 3.5%
Information Technology - 3.5%
Electronic Equipment, Instruments & Components - 0.2%
Chroma ATE Inc	338,000	23,524,606
Semiconductors & Semiconductor Equipment - 3.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	866,604	413,864,072
TOTAL TAIWAN		437,388,678
UNITED KINGDOM - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(d)(e)	5,800	7,992,052
UNITED STATES - 88.4%
Communication Services - 13.5%
Diversified Telecommunication Services - 0.6%
Space Exploration Technologies Corp (c)	238,530	40,755,236
Space Exploration Technologies Corp (c)	176,000	28,567,792
Space Exploration Technologies Corp Class A	35	5,980
		69,329,008
Entertainment - 0.1%
Live Nation Entertainment Inc (b)	150,368	27,533,884
Interactive Media & Services - 12.8%
Alphabet Inc Class A	3,653,926	1,305,803,535
Alphabet Inc Class C	176,550	62,380,412
Epic Games Inc (b)(d)(e)	5,869	2,590,811
Meta Platforms Inc Class A	396,816	223,522,485
		1,594,297,243
TOTAL COMMUNICATION SERVICES		1,691,160,135
Consumer Discretionary - 7.1%
Automobiles - 2.4%
Tesla Inc (b)	714,643	300,578,846
Waymo LLC Class B (d)(e)	5,400	887,328
		301,466,174
Broadline Retail - 2.3%
Amazon.com Inc (b)	1,186,080	282,690,307
Hotels, Restaurants & Leisure - 1.4%
Hilton Worldwide Holdings Inc	227,691	75,242,768
Viking Holdings Ltd (b)	1,000,149	104,685,596
		179,928,364
Household Durables - 0.4%
Blu Homes Inc (b)(d)(e)	14,533,890	4,505
SharkNinja Inc (b)	380,500	57,938,735
		57,943,240
Specialty Retail - 0.6%
Ross Stores Inc	194,700	41,441,895
Williams-Sonoma Inc	119,638	27,887,618
		69,329,513
TOTAL CONSUMER DISCRETIONARY		891,357,598
Energy - 0.8%
Energy Equipment & Services - 0.1%
SLB Ltd	277,600	12,905,624
Oil, Gas & Consumable Fuels - 0.7%
APA Corp	1,324,893	43,151,765
Exxon Mobil Corp	300,956	41,146,704
Ovintiv Inc	98,400	5,180,760
		89,479,229
TOTAL ENERGY		102,384,853
Financials - 3.8%
Banks - 0.3%
Bank of America Corp	575,800	32,809,084
Pathward Financial Inc	68,401	5,954,991
		38,764,075
Capital Markets - 1.5%
Cboe Global Markets Inc	131,900	32,008,173
Morgan Stanley	546,864	114,316,451
State Street Corp	211,800	35,921,280
		182,245,904
Financial Services - 2.0%
Mastercard Inc Class A	489,579	251,447,774
TOTAL FINANCIALS		472,457,753
Health Care - 6.8%
Biotechnology - 2.2%
Adamas Pharmaceuticals Inc rights (b)(d)	1,781,700	18
Alnylam Pharmaceuticals Inc (b)	173,124	52,115,518
Blueprint Medicines Corp rights (b)(d)(e)	36,400	0
Cogent Biosciences Inc (b)	409,244	15,837,743
Cytokinetics Inc (b)	237,000	20,190,030
Hemab Therapeutics Holdings Inc	54,003	1,983,530
Insmed Inc (b)	435,333	46,415,204
Legend Biotech Corp ADR (b)	426,557	12,318,966
Moderna Inc (b)	1,021,411	71,529,413
Revolution Medicines Inc (b)	141,100	26,425,208
Twist Bioscience Corp (b)	22,400	2,304,512
Tyra Biosciences Inc (b)	630,800	20,147,752
		269,267,894
Health Care Equipment & Supplies - 1.0%
Edwards Lifesciences Corp (b)	714,100	64,597,486
Medline Inc Class A (a)	1,387,600	54,726,944
		119,324,430
Pharmaceuticals - 3.6%
Crinetics Pharmaceuticals Inc (b)	240,505	8,999,697
Eli Lilly & Co	371,382	445,446,712
		454,446,409
TOTAL HEALTH CARE		843,038,733
Industrials - 9.0%
Aerospace & Defense - 0.6%
Anduril Industries Inc Class B (d)(e)	1,299	89,566
Anduril Industries Inc Class C (d)(e)	1	69
Beta Technologies Inc Class A (a)(b)	61,100	1,023,425
Boeing Co (b)	312,788	67,709,218
GE Aerospace	25,623	9,576,084
		78,398,362
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	46,800	8,814,312
Building Products - 0.8%
Trane Technologies PLC	202,022	99,225,126
Construction & Engineering - 0.7%
Dycom Industries Inc (b)	106,700	53,946,453
EMCOR Group Inc	34,600	28,713,848
		82,660,301
Electrical Equipment - 1.8%
Eaton Corp PLC	57,000	24,288,840
GE Vernova Inc	118,012	138,647,578
Nextpower Inc Class A (b)	528,700	62,989,318
		225,925,736
Ground Transportation - 0.4%
Old Dominion Freight Line Inc	217,507	47,112,016
Machinery - 3.5%
Caterpillar Inc	113,200	120,546,681
Cummins Inc	115,171	82,141,109
Deere & Co	94,877	60,183,327
PACCAR Inc	399,600	47,999,952
Parker-Hannifin Corp	48,400	47,341,008
Westinghouse Air Brake Technologies Corp	309,297	83,386,471
		441,598,548
Passenger Airlines - 0.4%
Delta Air Lines Inc	519,700	48,675,102
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc (United Kingdom)	251,757	59,909,387
United Rentals Inc	29,683	33,627,574
		93,536,961
TOTAL INDUSTRIALS		1,125,946,464
Information Technology - 45.5%
Communications Equipment - 0.7%
Arista Networks Inc (b)	405,080	68,814,990
Lumentum Holdings Inc (b)	19,600	16,817,975
		85,632,965
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp Class A	724,634	127,767,467
Coherent Corp (b)	111,695	44,060,327
Corning Inc	372,700	95,198,761
		267,026,555
Semiconductors & Semiconductor Equipment - 31.6%
Advanced Micro Devices Inc (b)	606,700	352,438,097
Analog Devices Inc	272,000	108,030,240
Applied Materials Inc	281,300	203,379,900
Broadcom Inc	1,421,142	536,836,391
Intel Corp (b)	702,554	98,097,615
KLA Corp	430,000	129,735,300
Lam Research Corp	461,623	200,035,095
MACOM Technology Solutions Holdings Inc (b)	120,300	45,758,511
Marvell Technology Inc	399,995	119,154,511
Micron Technology Inc	280,500	323,778,345
Monolithic Power Systems Inc	16,700	23,085,411
NVIDIA Corp	8,558,876	1,712,545,499
SiTime Corp (b)	48,700	36,308,772
Teradyne Inc	101,400	49,061,376
		3,938,245,063
Software - 5.4%
Asapp Inc warrants 8/28/2028 (b)(d)(e)	2,365,967	615,151
Cadence Design Systems Inc (b)	354,248	132,956,359
Canva Inc Class A (b)(d)(e)	5,100	6,480,213
Crowdstrike Holdings Inc Class A (b)	54,700	41,743,758
Datadog Inc Class A (b)	476,636	124,096,949
Microsoft Corp	756,376	282,143,376
Palo Alto Networks Inc (b)	269,500	91,904,890
		679,940,696
Technology Hardware, Storage & Peripherals - 5.7%
Apple Inc	2,170,232	627,978,332
Seagate Technology Holdings PLC	87,600	84,534,000
		712,512,332
TOTAL INFORMATION TECHNOLOGY		5,683,357,611
Materials - 1.5%
Chemicals - 0.5%
Corteva Inc	733,083	62,084,799
Metals & Mining - 1.0%
Alcoa Corp	1,803,525	94,035,794
Steel Dynamics Inc	110,300	25,309,438
		119,345,232
TOTAL MATERIALS		181,430,031
Real Estate - 0.2%
Health Care REITs - 0.2%
Ventas Inc	273,800	24,313,440
Utilities - 0.2%
Electric Utilities - 0.2%
NRG Energy Inc	179,008	26,145,908
TOTAL UNITED STATES		11,041,592,526
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	201	5,490
TOTAL COMMON STOCKS (Cost $7,035,938,591)		12,158,772,884

Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
UNITED STATES - 1.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (d)(e)	19,100	3,138,512
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(d)(e)	61,700	926,117
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)(e)	198,400	365,056
Industrials - 0.2%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series F (b)(d)(e)	205,955	14,200,597
Anduril Industries Inc Series G (b)(d)(e)	12,300	848,085
Anduril Industries Inc Series H (d)(e)	123,300	8,501,535
		23,550,217
Air Freight & Logistics - 0.0%
Zipline International Inc Series H (d)(e)	102,700	5,777,902
TOTAL INDUSTRIALS		29,328,119
Information Technology - 1.2%
Software - 1.2%
Anthropic PBC Series F (d)(e)	44,800	26,387,648
Anthropic PBC Series G (d)(e)	77,200	45,471,573
Anthropic PBC Series H (d)(e)	49,200	28,979,292
Asapp Inc Series C (b)(d)(e)	654,971	1,047,954
Asapp Inc Series D (b)(d)(e)	4,123,720	4,164,957
Canva Inc Series A (b)(d)(e)	1,016	1,290,960
Canva Inc Series A2 (b)(d)(e)	184	233,796
Databricks Inc Series K (d)(e)	42,300	8,422,776
OpenAI Group Pbc Series A-2 (d)(e)	32,535	22,373,994
World Labs Technologies Inc Series C (d)(e)	11,200	3,511,984
World Labs Technologies Inc Series C PRIME (d)(e)	8,567	2,876,884
TOTAL INFORMATION TECHNOLOGY		144,761,818
Materials - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings Inc Series C2 (b)(d)(e)	137,249	3,774,348
Illuminated Holdings Inc Series C3 (b)(d)(e)	171,560	4,729,909
Illuminated Holdings Inc Series C4 (b)(d)(e)	48,240	1,335,765
Illuminated Holdings Inc Series C5 (b)(d)(e)	96,064	2,686,910
Illuminated Holdings Inc Series E2 (d)(e)	266,442	7,327,155
TOTAL MATERIALS		19,854,087
TOTAL UNITED STATES		198,373,709
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $138,056,020)		198,373,709

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	17,331,254	17,334,720
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	63,154,115	63,160,431
TOTAL MONEY MARKET FUNDS (Cost $80,493,418)			80,495,151

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $7,254,488,029)	12,437,641,744
NET OTHER ASSETS (LIABILITIES) - 0.4%	50,323,787
NET ASSETS - 100.0%	12,487,965,531

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $69,323,028 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $217,033,404 or 1.7% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	787,341

Anduril Industries Inc Class B	6/16/2025	53,107

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series F	8/7/2024	4,476,761

Anduril Industries Inc Series G	4/17/2025	502,858

Anduril Industries Inc Series H	5/12/2026	8,501,869

Anthropic PBC Series F	8/18/2025	6,315,348

Anthropic PBC Series G	1/27/2026	20,005,330

Anthropic PBC Series H	5/28/2026	28,979,268

Asapp Inc Series C	4/30/2021	4,320,909

Asapp Inc Series D	8/29/2023	15,923,745

Asapp Inc warrants 8/28/2028	8/29/2023	2

Blu Homes Inc	5/21/2020	25,138

Blueprint Medicines Corp rights	7/21/2025	16,743

Canva Inc Class A	8/19/2025 - 11/12/2025	8,395,314

Canva Inc Series A	9/22/2023	1,083,728

Canva Inc Series A2	9/22/2023	196,265

Databricks Inc Series K	9/8/2025	6,345,000

ElevateBio LLC Series C	3/9/2021	832,288

Epic Games Inc	3/29/2021	5,194,065

Illuminated Holdings Inc Series C2	7/7/2020	3,431,225

Illuminated Holdings Inc Series C3	7/7/2020	5,146,800

Illuminated Holdings Inc Series C4	1/8/2021	1,736,640

Illuminated Holdings Inc Series C5	6/16/2021	4,149,965

Illuminated Holdings Inc Series E2	6/14/2023 - 9/27/2023	4,478,900

OpenAI Group Pbc Series A-2	9/30/2024	6,112,033

Revolut Group Holdings Ltd	1/28/2026	8,178,553

Waymo LLC Class B	4/22/2026	887,306

Waymo LLC Series D-2	2/2/2026	3,138,434

World Labs Technologies Inc Series C	2/17/2026	2,914,671

World Labs Technologies Inc Series C PRIME	2/17/2026	2,898,303

Zipline International Inc Series H	12/3/2025	5,778,339

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Space Exploration Technologies Corp	12/8/2026

Space Exploration Technologies Corp	12/8/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	66,982,590	865,307,338	914,958,711	1,078,208	650	2,853	17,334,720	17,331,254	0.0%
Fidelity Securities Lending Cash Central Fund	562,531	434,522,004	371,924,104	140,980	-	-	63,160,431	63,154,115	0.1%
Total	67,545,121	1,299,829,342	1,286,882,815	1,219,188	650	2,853	80,495,151

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,691,160,135	1,619,246,296	69,323,028	2,590,811
Consumer Discretionary	900,564,551	899,672,718	-	891,833
Energy	102,384,853	102,384,853	-	-
Financials	480,449,805	472,457,753	-	7,992,052
Health Care	996,012,057	996,012,017	-	40
Industrials	1,189,182,111	1,125,856,829	63,235,647	89,635
Information Technology	6,243,492,866	6,152,103,404	84,294,098	7,095,364
Materials	505,067,158	501,166,227	3,900,931	-
Real Estate	24,313,440	24,313,440	-	-
Utilities	26,145,908	26,145,908	-	-

Convertible Preferred Stocks
Consumer Discretionary	3,138,512	-	-	3,138,512
Financials	926,117	-	-	926,117
Health Care	365,056	-	-	365,056
Industrials	29,328,119	-	-	29,328,119
Information Technology	144,761,818	-	-	144,761,818
Materials	19,854,087	-	-	19,854,087

Money Market Funds	80,495,151	80,495,151	-	-
Total Investments in Securities:	12,437,641,744	11,999,854,596	220,753,704	217,033,444
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2026 ($)
Common Stocks	13,664,674	(106,902)	(3,963,896)	9,065,859	-	-	-	-	18,659,735	(4,070,780)
Convertible Preferred Stocks	89,362,854	-	45,810,142	70,916,773	(7,716,060)	-	-	-	198,373,709	64,988,026
Convertible Corporate Bonds	1,251,622	-	688,578	-	(1,940,200)	-	-	-	-	-
Preferred Securities	2,375,969	-	162,731	-	(2,538,700)	-	-	-	-	-

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $84,055,017) - See accompanying schedule:
Unaffiliated issuers (cost $7,173,994,611)	$12,357,146,593
Fidelity Central Funds (cost $80,493,418)	80,495,151

Total Investment in Securities (cost $7,254,488,029)		$12,437,641,744
Cash		250,334,272
Foreign currency held at value (cost $8,221,577)		8,221,539
Receivable for investments sold		65,249,694
Receivable for fund shares sold		12,989,190
Dividends receivable		2,290,731
Distributions receivable from Fidelity Central Funds		183,474
Other receivables		34,181
Total assets		12,776,944,825
Liabilities
Payable for investments purchased	$12,063,202
Payable for fund shares redeemed	13,004,809
Accrued management fee	5,575,702
Distribution and service plan fees payable	683,332
Notes payable to affiliates	194,429,000
Other payables and accrued expenses	83,499
Collateral on securities loaned	63,139,750
Total liabilities		288,979,294
Net Assets		$12,487,965,531
Net Assets consist of:
Paid in capital		$6,730,429,687
Total accumulated earnings (loss)		5,757,535,844
Net Assets		$12,487,965,531

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($6,298,724,410 ÷ 56,817,588 shares)		$110.86
Service Class :
Net Asset Value, offering price and redemption price per share ($1,921,385,698 ÷ 17,548,674 shares)		$109.49
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($2,564,105,585 ÷ 24,365,091 shares)		$105.24
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,703,749,838 ÷ 15,572,003 shares)		$109.41
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$29,773,990
Interest		738,742
Income from Fidelity Central Funds (including $140,980 from security lending)		1,219,188
Security lending		18,242
Total income		31,750,162
Expenses
Management fee	$31,815,788
Distribution and service plan fees	3,873,058
Custodian fees and expenses	20,906
Independent trustees' fees and expenses	13,115
Audit fees	41,232
Legal	11,835
Interest	25,685
Miscellaneous	21,475
Total expenses before reductions	35,823,094
Expense reductions	(4,159)
Total expenses after reductions		35,818,935
Net Investment income (loss)		(4,068,773)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	601,342,897
Fidelity Central Funds	650
Foreign currency transactions	(517,526)
Total net realized gain (loss)		600,826,021
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	893,425,255
Fidelity Central Funds	2,853
Assets and liabilities in foreign currencies	(138,663)
Total change in net unrealized appreciation (depreciation)		893,289,445
Net gain (loss)		1,494,115,466
Net increase (decrease) in net assets resulting from operations		$1,490,046,693
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,068,773)	$(2,197,503)
Net realized gain (loss)	600,826,021	1,346,965,684
Change in net unrealized appreciation (depreciation)	893,289,445	190,673,182
Net increase (decrease) in net assets resulting from operations	1,490,046,693	1,535,441,363
Distributions to shareholders	-	(1,451,958,525)
Distributions to shareholders from tax return of capital	-	(1,381,066)

Total Distributions	-	(1,453,339,591)
Share transactions - net increase (decrease)	(477,364,401)	445,984,226
Total increase (decrease) in net assets	1,012,682,292	528,085,998

Net Assets
Beginning of period	11,475,283,239	10,947,197,241
End of period	$12,487,965,531	$11,475,283,239

Financial Highlights
VIP Growth Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$97.74	$96.94	$93.10	$71.51	$102.43	$103.00
Income from Investment Operations
Net investment income (loss) A,B	- C	.05	(.05)	.10	.20	.37 D
Net realized and unrealized gain (loss)	13.12	14.46	28.89	25.61	(24.46)	21.52
Total from investment operations	13.12	14.51	28.84	25.71	(24.26)	21.89
Distributions from net investment income	-	(.28)	- C	(.11) E	(.51)	-
Distributions from net realized gain	-	(13.40)	(25.00)	(4.01) E	(6.15)	(22.46)
Distributions from tax return of capital	-	(.02)	-	-	-	-
Total distributions	-	(13.71) F	(25.00)	(4.12)	(6.66)	(22.46)
Net asset value, end of period	$110.86	$97.74	$96.94	$93.10	$71.51	$102.43
Total Return G,H,I	13.42%	14.92%	30.39%	36.24%	(24.46)%	23.21%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.54% L	.55%	.57%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.54 % L	.55%	.56%	.60%	.60%	.60%
Expenses net of all reductions, if any	.54% L	.55%	.56%	.60%	.60%	.60%
Net investment income (loss)	.01% L	.06%	(.04)%	.12%	.25%	.36% D
Supplemental Data
Net assets, end of period (000 omitted)	$6,298,724	$5,823,976	$5,543,151	$4,627,696	$3,612,472	$5,103,811
Portfolio turnover rate M	73 % L	81%	58%	48%	36%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .07%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$96.58	$95.95	$92.36	$70.98	$101.70	$102.42
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.04)	(.16)	.02	.12	.27 C
Net realized and unrealized gain (loss)	12.96	14.28	28.66	25.40	(24.28)	21.37
Total from investment operations	12.91	14.24	28.50	25.42	(24.16)	21.64
Distributions from net investment income	-	(.20)	-	(.03) D	(.42)	-
Distributions from net realized gain	-	(13.40)	(24.91)	(4.01) D	(6.15)	(22.36)
Distributions from tax return of capital	-	(.01)	-	-	-	-
Total distributions	-	(13.61)	(24.91)	(4.04)	(6.56) E	(22.36)
Net asset value, end of period	$109.49	$96.58	$95.95	$92.36	$70.98	$101.70
Total Return F,G,H	13.37%	14.80%	30.27%	36.09%	(24.52)%	23.08%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.64% K	.65%	.67%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.64 % K	.65%	.66%	.70%	.70%	.70%
Expenses net of all reductions, if any	.64% K	.65%	.66%	.70%	.70%	.70%
Net investment income (loss)	(.09)% K	(.04)%	(.15)%	.02%	.15%	.26% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,921,386	$1,751,231	$1,598,804	$1,233,245	$878,031	$1,176,735
Portfolio turnover rate L	73 % K	81%	58%	48%	36%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.03)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$92.90	$92.74	$89.92	$69.27	$99.42	$100.58
Income from Investment Operations
Net investment income (loss) A,B	(.12)	(.18)	(.31)	(.10)	- C	.11 D
Net realized and unrealized gain (loss)	12.46	13.79	27.90	24.76	(23.72)	20.95
Total from investment operations	12.34	13.61	27.59	24.66	(23.72)	21.06
Distributions from net investment income	-	(.05)	-	- E	(.28)	-
Distributions from net realized gain	-	(13.40)	(24.77)	(4.01) E	(6.15)	(22.22)
Distributions from tax return of capital	-	-C	-	-	-	-
Total distributions	-	(13.45)	(24.77)	(4.01)	(6.43)	(22.22)
Net asset value, end of period	$105.24	$92.90	$92.74	$89.92	$69.27	$99.42
Total Return F,G,H	13.28%	14.63%	30.07%	35.89%	(24.64)%	22.90%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.79% K	.80%	.82%	.86%	.86%	.85%
Expenses net of fee waivers, if any	.79 % K	.80%	.81%	.85%	.85%	.85%
Expenses net of all reductions, if any	.79% K	.80%	.81%	.85%	.85%	.85%
Net investment income (loss)	(.24)% K	(.19)%	(.30)%	(.13)%	-% L	.11% D
Supplemental Data
Net assets, end of period (000 omitted)	$2,564,106	$2,342,326	$2,328,041	$1,850,474	$1,410,220	$1,941,161
Portfolio turnover rate M	73 % K	81%	58%	48%	36%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.29 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.18)%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount represents less than .005%.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$96.50	$95.87	$92.30	$70.94	$101.65	$102.38
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.01)	(.13)	.04	.14	.29 C
Net realized and unrealized gain (loss)	12.94	14.28	28.64	25.39	(24.26)	21.37
Total from investment operations	12.91	14.27	28.51	25.43	(24.12)	21.66
Distributions from net investment income	-	(.22)	-	(.05) D	(.44)	-
Distributions from net realized gain	-	(13.40)	(24.94)	(4.01) D	(6.15)	(22.39)
Distributions from tax return of capital	-	(.01)	-	-	-	-
Total distributions	-	(13.64) E	(24.94)	(4.07) E	(6.59)	(22.39)
Net asset value, end of period	$109.41	$96.50	$95.87	$92.30	$70.94	$101.65
Total Return F,G,H	13.38%	14.84%	30.30%	36.12%	(24.50)%	23.12%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.61% K	.62%	.64%	.68%	.68%	.68%
Expenses net of fee waivers, if any	.61 % K	.62%	.64%	.68%	.68%	.68%
Expenses net of all reductions, if any	.61% K	.62%	.64%	.68%	.68%	.68%
Net investment income (loss)	(.07)% K	(.02)%	(.12)%	.05%	.17%	.28% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,703,750	$1,557,750	$1,477,202	$1,088,157	$753,877	$1,010,025
Portfolio turnover rate L	73 % K	81%	58%	48%	36%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.01)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Growth Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$18,659,735	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	4.0 - 15.5 / 7.1	Increase
			Enterprise value/Net income multiple (EV/NI)	28.0	Increase
		Black scholes	Discount rate	4.2%	Increase
			Term	2.0	Increase
			Volatility	65.0%	Increase
Convertible Preferred Stocks	$198,373,709	Market approach	Transaction price	$12.76 - $338.31 / $297.10	Increase
			Discount rate	25.0%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	5.8 - 54.1 / 20.1	Increase
		Black scholes	Discount rate	4.2% - 4.3% / 4.2%	Increase
			Term	2.0 - 4.0 / 3.2	Increase
			Volatility	45.0% - 75.0% / 55.8%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,291,170,992
Gross unrealized depreciation	(125,745,723)
Net unrealized appreciation (depreciation)	$5,165,425,269
Tax cost	$7,272,216,475

The Fund elected to defer to its next fiscal year approximately $12,869,605 of capital losses recognized during the period November 1, 2025 to December 31, 2025. The Fund elected to defer to its next fiscal year approximately $86,479 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Growth Portfolio	4,215,889,695	4,751,957,583
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.57
Service Class	.57
Service Class 2.57
Investor Class	.64

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.54
Service Class	.54
Service Class 2.54
Investor Class	.61

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$892,486
Service Class 2	2,980,572
$3,873,058
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Growth Portfolio	$18,719

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Growth Portfolio	24,623

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Growth Portfolio	Borrower	59,522,750	3.88%	25,685

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Growth Portfolio	841,583,875	1,224,256,651	306,741,589
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Growth Portfolio	7,196
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Growth Portfolio	17,044	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Growth Portfolio	22,137,527
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,159.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Growth Portfolio
Distributions to shareholders
Initial Class	$-	$730,032,417
Service Class	-	218,983,350
Service Class 2	-	305,350,797
Investor Class	-	197,591,961
Total	$-	$1,451,958,525
Tax Return of Capital
Initial Class	$ -	$ 925,863
Service Class	-	195,461
Service Class 2	-	64,887
Investor Class	-	194,855
Total	$ -	$1,381,066
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Growth Portfolio
Initial Class
Shares sold	1,649,007	3,184,346	$169,491,329	$320,990,549
Reinvestment of distributions	-	7,379,523	-	730,958,280
Shares redeemed	(4,420,225)	(8,155,649)	(450,013,949)	(814,483,222)
Net increase (decrease)	(2,771,218)	2,408,220	$(280,522,620)	$237,465,607
Service Class
Shares sold	602,470	1,605,716	$59,953,896	$157,722,624
Reinvestment of distributions	-	2,238,974	-	219,178,811
Shares redeemed	(1,186,782)	(2,375,008)	(118,875,645)	(236,317,746)
Net increase (decrease)	(584,312)	1,469,682	$(58,921,749)	$140,583,689
Service Class 2
Shares sold	990,103	1,991,234	$95,606,156	$183,709,717
Reinvestment of distributions	-	3,241,871	-	305,415,684
Shares redeemed	(1,839,498)	(5,121,667)	(176,552,202)	(491,821,742)
Net increase (decrease)	(849,395)	111,438	$(80,946,046)	$(2,696,341)
Investor Class
Shares sold	381,243	638,158	$38,400,961	$61,398,753
Reinvestment of distributions	-	2,022,073	-	197,786,816
Shares redeemed	(952,475)	(1,925,258)	(95,374,947)	(188,554,298)
Net increase (decrease)	(571,232)	734,973	$(56,973,986)	$70,631,271
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Growth Portfolio	20	2	39
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Growth Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.705692.128
VIPGRWT-SANN-0826
Fidelity® Variable Insurance Products:

VIP Floating Rate High Income Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Floating Rate High Income Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 0.7%
	Shares	Value ($)
Fidelity Private Credit Company LLC (e)(o) (Cost $3,026,243)	311,337	2,894,715

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
GoldenTree Loan Management US CLO Ltd Series 2026-21A Class DJR, CME Term SOFR 3 month Index + 4%, 7.6444% 10/20/2039 (h)(i)(p)	250,000	250,009
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6731% 3/30/2038 (h)(i)(p)	125,000	125,006
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4136% 4/22/2038 (h)(i)(p)	150,000	150,542
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.5231% 3/31/2038 (h)(i)(p)	100,000	100,312
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4304% 1/17/2038 (h)(i)(p)	100,000	97,445
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9231% 4/15/2038 (h)(i)(p)	200,000	200,525
Kennedy Lewis CLO 19 Ltd Series 2025-19A Class E, CME Term SOFR 3 month Index + 6%, 9.6636% 4/22/2036 (h)(i)(p)	100,000	100,135
OHA Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.1419% 2/20/2038 (h)(i)(p)	175,000	173,295
Palmer Square CLO Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8131% 2/15/2038 (h)(i)(p)	100,000	98,548
RR 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.6731% 10/15/2039 (h)(i)(p)	125,000	125,384
Sandstone Peak III Ltd Series 2026-1A Class D2R, 8.56% 4/25/2037 (p)	250,000	249,697
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,420,889
TOTAL ASSET-BACKED SECURITIES (Cost $1,674,093)		1,670,898

Bank Loan Obligations - 90.7%
	Principal Amount (a)	Value ($)
CANADA - 1.1%
Consumer Discretionary - 0.5%
Automobiles - 0.1%
Bombardier Produits Recreatifs Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 12/13/2029 (g)(h)(i)	182,718	182,515
Bombardier Produits Recreatifs Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 1/22/2031 (g)(h)(i)	86,351	86,240
		268,755
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 9/20/2030 (g)(h)(i)	874,885	873,065
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 9/22/2032 (g)(h)(i)	845,277	849,411
		1,722,476
TOTAL CONSUMER DISCRETIONARY		1,991,231
Health Care - 0.4%
Health Care Equipment & Supplies - 0.3%
VetStrategy Canada Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 12/12/2031 (g)(h)(i)(j)	335,000	331,928
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4822% 12/12/2028 (g)(h)(i)	933,440	924,880
		1,256,808
Health Care Technology - 0.1%
PointClickCare Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4134% 11/3/2031 (g)(h)(i)	410,000	408,085
TOTAL HEALTH CARE		1,664,893
Industrials - 0.1%
Passenger Airlines - 0.1%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4134% 3/21/2031 (g)(h)(i)	338,025	336,758
Materials - 0.1%
Chemicals - 0.1%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.635% 5/29/2028 (g)(h)(i)	634,123	582,670
TOTAL CANADA		4,575,552
DENMARK - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 12/13/2032 (g)(h)(i)	1,081,417	1,080,065
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 2/4/2028 (g)(h)(i)	159,375	159,296
FRANCE - 1.0%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5481% 5/31/2031 (g)(h)(i)	3,708,767	3,779,234
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Banijay Gaming SAS Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 12/10/2031 (g)(h)(i)	264,338	264,419
TOTAL FRANCE		4,043,653
GERMANY - 0.3%
Industrials - 0.3%
Machinery - 0.3%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3773% 4/30/2030 (g)(h)(i)	703,448	706,100
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.48% 4/3/2030 (g)(h)(i)	518,700	520,806

TOTAL GERMANY		1,226,906
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1644% 10/18/2029 (g)(h)(i)	706,397	706,983
HONG KONG - 0.2%
Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.2%
Fugue Finance BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9158% 1/9/2032 (g)(h)(i)	637,044	634,674
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (c)(g)(h)(i)(k)	438,921	0
BYJU's Alpha Inc Tranche NEW MONEY WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.25%, 25% 3/31/2033 (c)(g)(h)(i)	12,984	12,984
BYJU's Alpha Inc Tranche SECOND OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6439% 3/31/2033 (c)(g)(h)(i)	30,967	30,968
BYJU's Alpha Inc Tranche THIRD OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6677% 3/31/2033 (c)(g)(h)(i)	132,437	7,019

TOTAL INDIA		50,971
IRELAND - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 6/4/2032 (g)(h)(i)	252,450	251,109
LUXEMBOURG - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 10/1/2032 (g)(h)(i)	890,887	790,662
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (g)(h)(i)(k)	330,781	7,112
TOTAL FINANCIALS		797,774
Materials - 0.1%
Containers & Packaging - 0.1%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 5.6634% 1/30/2031 (g)(h)(i)	521,448	491,834
TOTAL LUXEMBOURG		1,289,608
NETHERLANDS - 0.5%
Industrials - 0.2%
Building Products - 0.2%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 1/17/2032 (g)(h)(i)	932,875	930,934
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.4273% 10/8/2032 (g)(h)(i)	259,350	258,053
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9381% 4/3/2028 (g)(h)(i)	582,328	581,845
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9369% 4/3/2028 (g)(h)(i)	209,661	209,334
TOTAL MATERIALS		791,179
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 8/30/2028 (g)(h)(i)	613,535	310,860
TOTAL NETHERLANDS		2,291,026
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9231% 1/31/2032 (g)(h)(i)	440,000	425,300
SWEDEN - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.41% 11/17/2031 (g)(h)(i)	892,981	893,776
SWITZERLAND - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (g)(h)(i)	349,125	338,068
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (g)(h)(i)	1,153,450	1,124,902

TOTAL SWITZERLAND		1,462,970
UNITED KINGDOM - 2.4%
Communication Services - 0.8%
Entertainment - 0.8%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1136% 12/2/2031 (g)(h)(i)	3,359,020	3,363,219
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.925% 7/18/2030 (g)(h)(i)	1,955,482	1,945,705
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 7/31/2032 (g)(h)(i)	190,560	190,242
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 10/31/2029 (g)(h)(i)	930,875	929,069
TOTAL CONSUMER DISCRETIONARY		3,065,016
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9205% 8/30/2032 (g)(h)(i)	417,900	418,945
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (g)(h)(i)	2,460,000	2,466,150
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 1/21/2030 (g)(h)(i)	311,082	311,303
Industrials - 0.1%
Construction & Engineering - 0.1%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9018% 3/15/2032 (g)(h)(i)	351,450	351,302
TOTAL UNITED KINGDOM		9,975,935
UNITED STATES - 83.6%
Communication Services - 5.6%
Diversified Telecommunication Services - 0.7%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0838% 9/30/2026 (g)(h)(i)	568,701	346,908
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 0% (c)(g)(h)(i)(k)	938,148	2,344
Aventiv Technologies LLC Tranche BRIDGE LOAN 1LN, term loan 10.9106% 9/30/2026 (c)(g)(i)	37,494	37,494
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9386% 9/30/2026 (c)(g)(h)(i)	36,030	36,300
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9411% 9/30/2026 (g)(h)(i)	348,935	351,552
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4938% 9/30/2026 (c)(g)(h)(i)	15,353	15,200
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 3/29/2032 (g)(h)(i)	1,310,000	1,309,594
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 10/6/2032 (g)(h)(i)	895,500	899,978
		2,999,370
Entertainment - 1.3%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3822% 2/10/2027 (g)(h)(i)	937,330	637,385
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (g)(h)(i)	1,395,000	1,386,714
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 8/30/2030 (g)(h)(i)	274,708	274,623
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.639% 10/21/2032 (g)(h)(i)	248,750	248,439
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (g)(h)(i)(j)	2,355,000	2,360,063
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 2/17/2033 (g)(h)(i)	403,936	405,956
		5,313,180
Interactive Media & Services - 0.1%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 7/8/2031 (g)(h)(i)	378,583	361,232
Media - 3.0%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.277% 8/21/2031 (g)(h)(i)	417,306	411,568
Advantage Sales & Marketing Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.9303% 4/18/2030 (g)(h)(i)	594,261	528,893
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3322% 6/18/2029 (g)(h)(i)	2,137,196	1,925,849
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 6/3/2033 (g)(h)(i)	3,261,058	3,260,764
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1205% 6/16/2032 (g)(h)(i)	671,625	630,696
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 6/28/2032 (g)(h)(i)	811,800	802,415
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 3/21/2033 (g)(h)(i)	1,032,643	1,020,654
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.1467% 12/31/2029 (g)(h)(i)	59,699	52,051
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.9322% 12/31/2030 (g)(h)(i)	587,015	508,872
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.5865% 2/19/2030 (g)(h)(i)	227,583	165,993
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2584% 1/31/2029 (g)(h)(i)	1,801,984	1,787,911
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 7.2322% 1/30/2031 (g)(h)(i)	1,250,000	1,252,238
		12,347,904
Wireless Telecommunication Services - 0.5%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 1/30/2031 (g)(h)(i)	1,587,554	1,591,522
NTI Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 6/13/2033 (g)(h)(i)(j)	230,000	227,988
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4% 1/25/2031 (g)(h)(i)	437,688	437,964
		2,257,474
TOTAL COMMUNICATION SERVICES		23,279,160
Consumer Discretionary - 16.6%
Automobile Components - 0.9%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8989% 2/3/2033 (g)(h)(i)	429,563	429,382
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4939% 3/3/2028 (g)(h)(i)	639,171	428,775
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 1/28/2032 (g)(h)(i)	1,661,650	1,661,650
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 5/6/2030 (g)(h)(i)	481,928	481,928
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 3/25/2032 (g)(h)(i)	464,137	462,976
Novae LLC/IN 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8822% 12/22/2028 (g)(h)(i)	536,802	418,931
		3,883,642
Automobiles - 0.3%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2584% 6/3/2028 (g)(h)(i)	639,796	608,049
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 4/19/2030 (g)(h)(i)	493,763	491,911
		1,099,960
Broadline Retail - 2.7%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1634% 11/8/2032 (g)(h)(i)	534,899	535,076
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 1/23/2032 (g)(h)(i)	10,701,013	10,727,765
		11,262,841
Distributors - 1.3%
ADI Global Distribution Funding LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 6/16/2033 (g)(h)(i)(j)	145,000	145,181
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 12/11/2030 (g)(h)(i)	728,001	717,540
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 12/29/2032 (g)(h)(i)	2,543,625	2,509,719
BCPE HIPH Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 6/25/2033 (g)(h)(i)(j)	266,815	266,815
BCPE HIPH Parent Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 6/26/2033 (g)(h)(i)(j)	28,185	28,185
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 5/24/2032 (g)(h)(i)	870,625	872,984
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 8/1/2030 (g)(h)(i)	821,523	820,496
		5,360,920
Diversified Consumer Services - 1.3%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 6/24/2033 (g)(h)(i)(j)	2,380,000	2,377,334
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1417% 7/31/2028 (g)(h)(i)	2,330,487	2,327,365
Corp Service Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 11/2/2029 (g)(h)(i)	831,501	826,512
		5,531,211
Hotels, Restaurants & Leisure - 6.6%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9636% 2/7/2029 (g)(h)(i)	723,531	725,115
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 11/24/2028 (g)(h)(i)	420,431	420,957
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 2/6/2030 (g)(h)(i)	1,801,687	1,738,070
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 2/6/2031 (g)(h)(i)	1,682,888	1,612,947
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 11/1/2031 (g)(h)(i)	1,633,002	1,319,106
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 6/29/2029 (g)(h)(i)	494,620	434,029
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9822% 4/2/2029 (g)(h)(i)	804,014	807,431
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 1/29/2029 (g)(h)(i)	5,402,082	5,393,871
Fitness International LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1439% 2/12/2029 (g)(h)(i)	307,913	307,604
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 11/30/2030 (g)(h)(i)	1,157,745	1,145,878
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3939% 1/28/2032 (g)(h)(i)	1,200,841	1,187,284
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2322% 12/4/2031 (g)(h)(i)	498,232	498,442
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 5/27/2032 (g)(h)(i)	311,850	312,162
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 1/17/2031 (g)(h)(i)	775,832	773,614
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 8/2/2028 (g)(h)(i)	1,097,841	1,096,468
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3983% 11/8/2030 (g)(h)(i)	435,000	435,618
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 10/31/2031 (g)(h)(i)	892,662	832,408
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 4/26/2030 (g)(h)(i)	1,213,055	1,206,553
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6126% 11/5/2031 (g)(h)(i)	780,155	780,350
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 4/1/2031 (g)(h)(i)	421,542	422,069
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 7/18/2031 (g)(h)(i)	265,483	265,251
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2322% 8/18/2032 (g)(h)(i)	422,137	421,081
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6439% 7/2/2032 (g)(h)(i)	353,096	328,556
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (g)(h)(i)(l)	15,130	14,078
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 3/14/2031 (g)(h)(i)	1,305,506	1,304,553
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4125% 11/21/2031 (g)(h)(i)	733,188	730,439
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (c)(g)(h)(i)	1,516,005	1,061,204
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.425% 12/30/2027 (c)(g)(h)(i)	110,000	33,000
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.425% 12/30/2026 (c)(g)(h)(i)	247,669	173,368
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 8/3/2028 (g)(h)(i)	1,131,445	1,129,590
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9134% 9/3/2029 (g)(h)(i)	615,424	535,764
		27,446,860
Household Durables - 0.5%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 8.25% 9/26/2031 (g)(h)(i)	149,614	149,638
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.87% 10/24/2031 (g)(h)(i)	1,008,687	1,011,714
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4273% 10/1/2032 (g)(h)(i)	807,975	797,156
		1,958,508
Specialty Retail - 2.7%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6567% 10/16/2031 (g)(h)(i)	1,202,598	1,200,843
Chewy Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.446% 6/23/2033 (g)(h)(i)	205,000	204,744
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8705% 6/9/2031 (g)(h)(i)	564,938	564,113
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5018% 6/6/2031 (g)(h)(i)	256,623	214,418
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6518% 6/6/2031 (g)(h)(i)	436,265	388,944
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(g)(h)(i)(k)	1,589	0
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1918% 3/15/2031 (g)(h)(i)	843,174	841,235
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 10/14/2032 (g)(h)(i)	523,688	523,578
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2584% 10/20/2028 (g)(h)(i)	605,852	588,561
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9939% 10/20/2028 (g)(h)(i)	658,942	647,661
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1666% 2/26/2033 (g)(h)(i)	887,775	856,259
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4132% 9/4/2029 (g)(h)(i)	2,113,795	1,960,756
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 4/30/2031 (g)(h)(i)	1,005,000	1,000,186
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 1/30/2031 (g)(h)(i)	442,019	441,281
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 10/31/2029 (g)(h)(i)	1,274,065	1,271,096
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 2/10/2033 (g)(h)(i)	430,000	427,983
		11,131,658
Textiles, Apparel & Luxury Goods - 0.3%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 8/26/2031 (g)(h)(i)	1,385,408	1,386,641
TOTAL CONSUMER DISCRETIONARY		69,062,241
Consumer Staples - 2.4%
Beverages - 0.8%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 4/1/2032 (g)(h)(i)	451,588	453,845
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0822% 1/24/2029 (g)(h)(i)	729,620	484,059
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 4.8322% 1/24/2030 (g)(h)(i)	100,441	30,333
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2322% 1/24/2029 (g)(h)(i)	529,573	536,480
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 3/31/2031 (g)(h)(i)	1,650,863	1,657,796
		3,162,513
Consumer Staples Distribution & Retail - 0.6%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 9/20/2030 (g)(h)(i)	709,812	680,532
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5822% 8/1/2029 (g)(h)(i)	1,174,541	739,186
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.8773% 9/30/2031 (g)(h)(i)	274,388	272,250
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2322% 3/31/2031 (c)(g)(h)(i)	131,857	98,563
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.7322% 9/30/2030 (c)(g)(h)(i)	34,897	34,199
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9285% 4/1/2029 (g)(h)(i)	647,710	646,498
		2,471,228
Food Products - 0.8%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 12/23/2030 (g)(h)(i)	617,710	619,514
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 10/28/2032 (g)(h)(i)	875,600	876,852
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (c)(g)(h)(i)(k)	1,044,620	0
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (c)(g)(h)(i)(k)	166,821	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (c)(g)(h)(i)(k)	154,665	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(g)(h)(i)(k)	549,367	208,062
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 2/12/2031 (g)(h)(i)	854,692	837,452
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6687% 7/9/2032 (g)(h)(i)	950,468	955,516
		3,497,396
Personal Care Products - 0.2%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5084% 5/17/2028 (g)(h)(i)	443,600	380,862
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2658% 2/23/2029 (g)(h)(i)	175,446	175,427
Prestige Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.1528% 6/13/2033 (g)(h)(i)(l)	355,000	355,000
		911,289
TOTAL CONSUMER STAPLES		10,042,426
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.3741% 7/9/2031 (g)(h)(i)	618,975	618,845
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2584% 3/31/2028 (g)(h)(i)	409,575	410,087
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 12/31/2032 (g)(h)(i)	1,681,238	1,670,428
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 5/17/2032 (g)(h)(i)	465,000	464,130
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2322% 4/1/2030 (g)(h)(i)	439,517	440,616
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 5/30/2031 (g)(h)(i)	363,893	364,700
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index x 5.5%, 0% (g)(h)(i)(k)	3,637,602	2,143,166
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 8/1/2029 (g)(h)(i)	254,199	254,771
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8689% 5/25/2029 (g)(h)(i)	624,965	623,922
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8689% 5/25/2029 (g)(h)(i)	78,173	77,977
TOTAL ENERGY		7,068,642
Financials - 10.7%
Capital Markets - 2.6%
Broadstreet Partners Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 6/16/2031 (g)(h)(i)	1,076,164	1,036,938
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6614% 6/10/2033 (g)(h)(i)	1,897,835	1,893,223
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 5/17/2031 (g)(h)(i)	385,248	383,521
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 9/15/2031 (g)(h)(i)	1,179,300	1,149,228
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 9/5/2031 (g)(h)(i)	615,822	612,842
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4081% 2/3/2032 (g)(h)(i)	1,204,813	1,194,463
Hightower Holding LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/3/2032 (g)(h)(i)(j)	52,500	52,049
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6658% 12/15/2031 (g)(h)(i)	2,050,472	2,030,132
Jupiter Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/25/2033 (g)(h)(i)(j)	1,190,000	1,187,525
Jupiter Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/25/2033 (g)(h)(i)(j)	175,000	174,636
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 11/26/2031 (g)(h)(i)	562,875	561,468
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 12/1/2028 (g)(h)(i)	390,785	389,726
		10,665,751
Financial Services - 3.0%
ACNR Holdings Inc 2LN, term loan 13% (c)(g)(i)(m)	83,722	81,947
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1822% 7/1/2032 (g)(h)(i)	442,675	414,641
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 11/5/2032 (g)(h)(i)	621,878	619,987
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (c)(g)(h)(i)(k)	36,736	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 9/22/2032 (g)(h)(i)	671,625	582,803
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6677% 4/16/2029 (g)(h)(i)	368,676	367,526
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 11/17/2031 (g)(h)(i)	1,372,660	1,333,663
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 7/31/2031 (g)(h)(i)	1,609,659	1,548,572
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 7/31/2031 (g)(h)(i)	452,460	436,869
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.3939% 2/16/2032 (g)(h)(i)	360,000	348,861
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1687% 10/8/2032 (g)(h)(i)	493,763	493,654
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3939% 8/2/2032 (g)(h)(i)	396,448	389,312
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4166% 2/20/2030 (g)(h)(i)	578,889	577,835
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 7/3/2032 (g)(h)(i)	324,351	322,865
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 6/24/2031 (g)(h)(i)	563,066	561,405
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 6/24/2031 (g)(h)(i)	461,979	460,593
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (c)(g)	660,000	668,798
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (g)(h)(i)	3,104,735	3,107,219
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/20/2032 (g)(h)(i)(j)	240,000	240,600
		12,557,150
Insurance - 5.1%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 6/21/2032 (g)(h)(i)	1,279,264	1,152,617
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 11/6/2030 (g)(h)(i)	5,050,407	4,557,993
Alera Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 5/28/2032 (g)(h)(i)	1,480,612	1,404,553
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 9/19/2031 (g)(h)(i)	1,051,716	1,036,666
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 1/30/2032 (g)(h)(i)	832,673	813,480
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9134% 9/19/2030 (g)(h)(i)	3,057,786	3,018,035
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 2/23/2033 (g)(h)(i)	4,120,353	3,888,583
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.175% 1/20/2029 (g)(h)(i)	773,271	763,219
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 5/6/2031 (g)(h)(i)	1,435,363	1,399,838
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9221% 6/20/2030 (g)(h)(i)	1,895,260	1,892,152
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 9/15/2031 (g)(h)(i)	431,511	430,298
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 9/29/2030 (g)(h)(i)	447,442	445,093
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 11/21/2029 (g)(h)(i)	676,406	673,700
		21,476,227
TOTAL FINANCIALS		44,699,128
Health Care - 8.3%
Biotechnology - 0.3%
Alkermes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 8/12/2031 (g)(h)(i)	279,300	279,998
BioMarin Pharmaceutical Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4283% 4/27/2033 (g)(h)(i)	495,000	494,753
Grifols International Services USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1869% 4/14/2033 (g)(h)(i)	493,763	494,750
		1,269,501
Health Care Equipment & Supplies - 1.6%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3939% 1/15/2031 (g)(h)(i)	1,052,412	1,053,728
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9945% 4/7/2033 (g)(h)(i)	1,810,000	1,769,656
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 8/1/2031 (g)(h)(i)	1,562,113	1,568,299
QuidelOrtho Corp Tranche A 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1439% 8/21/2030 (g)(h)(i)	361,391	350,549
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 8/23/2032 (g)(h)(i)	1,324,988	1,301,800
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 5/30/2031 (g)(h)(i)	448,156	448,156
		6,492,188
Health Care Providers & Services - 2.9%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0634% 2/15/2029 (g)(h)(i)	474,197	209,438
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.6439% 9/17/2032 (g)(h)(i)	243,775	244,550
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1483% 6/30/2031 (g)(h)(i)	821,043	819,573
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 5/9/2031 (g)(h)(i)	1,040,486	1,038,374
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 2/6/2033 (g)(h)(i)	455,102	455,293
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.889% 10/1/2032 (g)(h)(i)	372,089	372,919
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6439% 9/24/2031 (g)(h)(i)	2,034,025	1,793,644
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 10/23/2031 (g)(h)(i)	345,569	346,557
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.074% 10/23/2031 (g)(h)(i)(l)	44,811	44,939
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 8/25/2032 (g)(h)(i)	611,030	611,146
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 7/3/2028 (g)(h)(i)	136,892	136,884
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 7/3/2028 (g)(h)(i)	34,107	34,104
McKesson Medical-Surgical Top Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 6/9/2032 (g)(h)(i)	885,000	884,265
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 4/15/2031 (g)(h)(i)	710,409	710,707
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.6439% 12/12/2030 (g)(h)(i)	1,241,888	1,249,190
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 2/21/2031 (g)(h)(i)	422,749	421,747
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1562% 12/4/2031 (g)(h)(i)	1,894,669	1,891,411
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 3/31/2033 (g)(h)(i)	165,000	161,030
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.7349% 10/2/2028 (g)(h)(i)	555,891	556,130
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9752% 12/30/2032 (g)(h)(i)	284,760	285,176
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 3.25% 12/30/2032 (g)(h)(i)(l)	14,526	14,547
		12,281,624
Health Care Technology - 1.5%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 2/15/2029 (g)(h)(i)	1,445,518	1,441,600
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (g)	235,000	219,137
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3705% 3/26/2032 (g)(h)(i)	747,450	677,377
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3705% 5/1/2031 (g)(h)(i)	1,378,398	1,258,657
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 9/28/2029 (g)(h)(i)	1,054,318	1,028,076
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 11/26/2031 (g)(h)(i)	1,605,414	1,565,118
		6,189,965
Life Sciences Tools & Services - 0.4%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 12/12/2031 (g)(h)(i)	1,858,620	1,858,620
Pharmaceuticals - 1.6%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8939% 10/8/2030 (g)(h)(i)	2,881,683	2,791,169
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 8/2/2032 (g)(h)(i)	620,316	622,258
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3712% 10/31/2032 (g)(h)(i)	283,575	283,362
Endo Finance Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3939% 4/23/2031 (g)(h)(i)	923,550	923,550
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 5/5/2028 (g)(h)(i)	992,845	994,911
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 5/19/2031 (g)(h)(i)	903,872	902,417
		6,517,667
TOTAL HEALTH CARE		34,609,565
Industrials - 14.0%
Aerospace & Defense - 2.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 10/17/2030 (g)(h)(i)	363,159	362,817
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 1/27/2032 (g)(h)(i)	437,847	437,375
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6705% 2/26/2032 (g)(h)(i)	953,086	951,065
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2%, 1% 2/26/2032 (g)(h)(i)(l)	110,550	110,316
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 4/1/2032 (g)(h)(i)	278,600	279,472
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3872% 2/17/2033 (g)(h)(i)	360,000	360,788
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.196% 12/11/2031 (g)(h)(i)	739,993	739,534
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 12/11/2031 (g)(h)(i)(l)	25,833	25,817
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1439% 2/28/2031 (g)(h)(i)	410,571	410,620
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.8939% 3/22/2030 (g)(h)(i)	1,596,353	1,596,450
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1439% 1/19/2032 (g)(h)(i)	806,687	806,727
TransDigm Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 8/19/2032 (g)(h)(i)	923,025	923,136
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 2/13/2033 (g)(h)(i)	1,082,288	1,082,114
VSE Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6126% 5/5/2033 (g)(h)(i)	475,000	474,881
		8,561,112
Air Freight & Logistics - 0.5%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 10/31/2031 (g)(h)(i)	606,541	607,736
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 10/31/2031 (g)(h)(i)	230,709	231,163
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4939% 11/23/2028 (g)(h)(i)	411,587	397,441
Echo Global Logistics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 11/24/2028 (g)(h)(i)(j)	508,725	498,551
STG Distribution LLC Tranche DIP FLFO ROLLUP 1LN, term loan CME Term SOFR 1 month Index x 8%, 0% (c)(g)(h)(i)(k)	76,948	89,890
STG Distribution LLC Tranche DIP FLSO ROLLUP 1LN, term loan CME Term SOFR 3 month Index + 0%, 8% (c)(g)(h)(i)(k)	6,152	72
STG Distribution LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 0% (c)(g)(h)(i)(k)	35,932	41,976
STG Distribution LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 0% (c)(g)(h)(i)(k)	230,375	2,718
STG Distribution LLC Tranche NEW MONEY DIP 1LN, term loan CME Term SOFR 1 month Index x 8%, 0% (c)(g)(h)(i)(k)	66,318	59,739
		1,929,286
Building Products - 1.0%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 5/16/2033 (g)(h)(i)	558,712	557,371
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 9/8/2032 (g)(h)(i)	815,803	815,615
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2894% 8/1/2028 (g)(h)(i)	104,050	59,309
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0144% 4/12/2028 (g)(h)(i)	1,266,878	768,995
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1644% 5/15/2031 (g)(h)(i)	371,497	188,720
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9158% 5/31/2030 (g)(h)(i)	128,700	128,527
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.8939% 8/4/2031 (g)(h)(i)	561,404	560,624
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 1/24/2029 (g)(h)(i)	219,745	219,402
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.7322% 2/20/2032 (g)(h)(i)	1,079,410	1,071,045
		4,369,608
Commercial Services & Supplies - 6.0%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 12/21/2028 (g)(h)(i)	2,037,021	2,037,021
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 8/20/2032 (g)(h)(i)	3,230,588	3,230,168
Arcwood Environmental Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 4/1/2033 (g)(h)(i)	310,000	311,163
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1439% 2/15/2031 (g)(h)(i)	1,197,870	1,056,198
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 5/31/2028 (g)(h)(i)	584,427	585,888
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (g)(h)(i)	1,709,871	1,333,340
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.7322% 5/2/2030 (g)(h)(i)	150,000	134,999
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6322% 5/3/2029 (g)(h)(i)	755,567	455,101
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 6/24/2033 (g)(h)(i)(j)	105,000	104,737
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 5.6562% 2/9/2031 (g)(h)(i)	210,187	210,187
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (g)(h)(i)	3,282,675	2,458,527
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.0961% 9/4/2030 (g)(h)(i)	632,087	647,788
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6634% 2/9/2033 (g)(h)(i)	2,890,000	2,877,718
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 10/21/2028 (g)(h)(i)	315,236	315,236
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1556% 3/3/2032 (g)(h)(i)	1,225,962	1,225,349
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.371% 12/10/2032 (g)(h)(i)	303,475	303,096
Jupiter Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7322% 11/3/2031 (g)(h)(i)	737,587	738,509
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4699% 5/6/2032 (g)(h)(i)	689,972	688,178
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (g)(h)(i)	3,540,000	3,507,538
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4175% 12/31/2032 (g)(h)(i)	1,042,381	1,042,902
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1477% 10/8/2032 (g)(h)(i)	189,050	189,523
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 12/10/2028 (g)(h)(i)	287,278	288,117
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (g)(h)(i)	537,967	533,260
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.2438% 10/19/2030 (g)(h)(i)	365,424	328,515
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9938% 4/19/2030 (g)(h)(i)	382,301	380,390
		24,983,448
Construction & Engineering - 0.7%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9322% 3/27/2031 (g)(h)(i)	411,821	413,493
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6372% 11/3/2031 (g)(h)(i)	791,396	790,367
Dycom Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4011% 1/27/2033 (g)(h)(i)	410,000	410,127
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.164% 2/16/2028 (g)(h)(i)	261,395	261,721
Trilon Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1241% 6/10/2033 (g)(h)(i)	486,735	486,127
Trilon Group LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 1% 6/10/2033 (g)(h)(i)(l)	43,265	43,211
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8626% 1/24/2031 (g)(h)(i)	373,025	372,384
		2,777,430
Ground Transportation - 0.2%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 7/16/2032 (g)(h)(i)	405,900	404,207
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 4/10/2031 (g)(h)(i)	780,457	776,749
		1,180,956
Machinery - 1.2%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3754% 1/2/2033 (g)(h)(i)	269,325	268,821
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 8/30/2032 (g)(h)(i)	369,075	369,075
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3939% 9/12/2032 (g)(h)(i)	601,979	604,345
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1822% 3/15/2030 (g)(h)(i)	459,930	459,069
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2322% 2/3/2033 (g)(h)(i)	620,770	618,957
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6205% 10/10/2031 (g)(h)(i)	395,334	395,583
Indicor LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1439% 11/22/2029 (g)(h)(i)	506,146	505,539
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 1/2/2032 (g)(h)(i)	184,333	184,695
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7439% 3/25/2031 (g)(h)(i)	1,602,535	1,602,872
		5,008,956
Passenger Airlines - 1.1%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9252% 4/20/2028 (g)(h)(i)	630,630	629,545
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4252% 5/28/2032 (g)(h)(i)	381,150	381,150
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.6658% 5/29/2033 (g)(h)(i)	1,065,000	1,050,804
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9075% 6/4/2029 (g)(h)(i)	372,400	365,640
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4026% 2/24/2031 (g)(h)(i)	972,892	969,546
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4418% 4/1/2031 (g)(h)(i)	1,051,693	1,055,111
		4,451,796
Professional Services - 0.9%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 8/12/2032 (g)(h)(i)	636,800	632,584
Amentum Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 9/29/2031 (g)(h)(i)	1,064,255	1,062,128
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 10/30/2031 (g)(h)(i)	394,000	393,263
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 12/29/2028 (g)(h)(i)	1,063,757	397,579
CHG Healthcare Services Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6567% 9/29/2031 (g)(h)(i)	663,361	663,327
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 5/30/2031 (g)(h)(i)	374,046	372,527
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1439% 7/31/2031 (g)(h)(i)	364,231	359,496
		3,880,904
Transportation Infrastructure - 0.3%
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 8/6/2030 (g)(h)(i)	347,849	347,957
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 5.1502% 8/6/2030 (g)(h)(i)(l)	17,151	17,156
GB AIT Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9134% 4/29/2033 (g)(h)(i)	820,000	819,803
Modern Aviation FBO Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/16/2033 (g)(h)(i)(j)	115,000	115,000
		1,299,916
TOTAL INDUSTRIALS		58,443,412
Information Technology - 15.4%
Electronic Equipment, Instruments & Components - 1.7%
Belden Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 6/11/2033 (g)(h)(i)(j)	460,000	460,000
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 7/9/2032 (g)(h)(i)	1,080,774	1,082,125
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1439% 7/29/2033 (g)(h)(i)	145,000	145,725
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 5/30/2031 (g)(h)(i)	578,506	563,864
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 11/9/2029 (g)(h)(i)	604,570	590,750
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.6439% 8/18/2031 (g)(h)(i)	958,085	958,210
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 3/17/2032 (g)(h)(i)	445,517	445,241
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1822% 10/1/2032 (g)(h)(i)	527,066	527,725
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1.5% 10/1/2032 (g)(h)(i)(l)	101,613	101,740
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 1.25%, 3.0857% 12/16/2032 (g)(h)(i)(l)	63,050	63,129
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 12/16/2032 (g)(h)(i)	421,950	422,477
Resilience Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 2/28/2033 (g)(h)(i)	815,000	813,044
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9158% 10/24/2031 (g)(h)(i)	522,050	520,745
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3705% 5/30/2030 (g)(h)(i)	415,000	414,999
		7,109,774
IT Services - 2.4%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2322% 2/3/2031 (g)(h)(i)	839,290	824,317
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9347% 2/10/2028 (g)(h)(i)	1,004,849	973,267
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (g)(i)	112,379	90,652
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.8939% 10/31/2030 (g)(h)(i)	454,261	448,583
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.6634% 3/21/2033 (g)(h)(i)	785,000	471,981
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9134% 3/22/2032 (g)(h)(i)	2,148,072	1,652,813
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 6/17/2031 (g)(h)(i)	1,390,634	1,320,727
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 2/1/2029 (g)(h)(i)	335,000	223,971
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5134% 2/1/2028 (g)(h)(i)	3,400,173	3,060,156
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 6/20/2031 (g)(h)(i)	757,350	756,971
		9,823,438
Semiconductors & Semiconductor Equipment - 0.3%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3636% 2/4/2033 (g)(h)(i)	293,083	293,672
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6658% 11/1/2032 (g)(h)(i)	980,075	981,085
		1,274,757
Software - 11.0%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 2/24/2031 (g)(h)(i)	1,752,532	1,719,672
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 12/11/2028 (g)(h)(i)	1,475,791	1,437,258
Bending Spoons US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 3/7/2031 (g)(h)(i)(j)	315,000	309,014
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 8/13/2032 (g)(h)(i)	1,592,963	1,373,357
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 3/21/2031 (g)(h)(i)	1,462,249	1,277,639
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 0.5%, 3.2177% 11/15/2031 (g)(h)(i)(l)	2,390,000	2,437,298
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9271% 10/9/2031 (g)(h)(i)	1,223,263	1,112,558
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9271% 10/9/2032 (g)(h)(i)	305,000	276,342
Dayforce Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6634% 2/4/2033 (g)(h)(i)	2,025,000	1,839,935
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.6439% 2/19/2029 (g)(h)(i)	845,000	699,770
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6658% 8/6/2032 (g)(h)(i)	417,900	407,453
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9822% 4/2/2029 (c)(g)(h)(i)	1,147,525	1,123,350
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 10/9/2029 (g)(h)(i)	996,290	959,367
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 5/30/2031 (g)(h)(i)	1,129,013	1,076,796
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 4/16/2032 (g)(h)(i)	138,600	136,625
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 9/12/2029 (g)(h)(i)	1,487,432	1,468,035
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 1/30/2032 (g)(h)(i)	1,012,808	968,214
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 7/26/2032 (g)(h)(i)	905,450	701,724
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8939% 12/31/2031 (g)(h)(i)	1,688,432	1,458,805
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8939% 5/3/2028 (g)(h)(i)	3,223,660	3,129,626
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8939% 2/23/2029 (g)(h)(i)	225,000	208,237
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9134% 7/1/2031 (g)(h)(i)	2,139,804	1,972,365
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9201% 5/1/2028 (g)(h)(i)	980,206	657,718
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3754% 11/15/2032 (g)(h)(i)	503,738	489,885
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 6/2/2028 (g)(h)(i)	4,384,212	3,792,738
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 5/9/2033 (g)(h)(i)	580,000	315,619
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 10/26/2030 (g)(h)(i)	635,752	457,582
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 7/16/2031 (g)(h)(i)	638,202	620,434
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 8/31/2028 (g)(h)(i)	2,251,787	2,170,160
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5035% 5/15/2028 (g)(h)(i)	1,400,426	1,267,218
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0035% 5/15/2028 (g)(h)(i)	144,381	147,268
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3939% 9/8/2032 (g)(h)(i)	1,293,517	1,292,081
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6634% 4/5/2030 (g)(h)(i)	1,993,794	1,572,964
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1752% 12/19/2030 (g)(h)(i)	471,000	435,675
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 8/13/2029 (g)(h)(i)	880,215	823,142
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 5/9/2031 (g)(h)(i)	1,260,103	1,257,217
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9134% 2/10/2031 (g)(h)(i)	3,636,733	3,417,692
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9134% 4/14/2031 (g)(h)(i)	1,067,077	1,023,060
		45,833,893
TOTAL INFORMATION TECHNOLOGY		64,041,862
Materials - 6.9%
Chemicals - 3.3%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9822% 12/14/2029 (g)(h)(i)	783,851	702,855
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 11/24/2028 (g)(h)(i)	410,000	307,500
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (g)(h)(i)	943,214	863,041
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4822% 12/23/2031 (g)(h)(i)	1,016,839	1,013,392
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 10/15/2032 (g)(h)(i)	1,248,725	1,244,829
CompoSecure Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 1/14/2033 (g)(h)(i)	875,000	869,190
CoorsTek Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2278% 10/28/2032 (g)(h)(i)	438,900	439,177
Derby Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3864% 11/1/2030 (g)(h)(i)	439,931	439,852
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4136% 10/4/2029 (g)(h)(i)	1,679,997	1,671,597
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (g)(h)(i)	1,219,957	1,153,091
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6518% 3/15/2029 (g)(h)(i)	2,026,979	1,956,461
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.1814% 3/15/2030 (g)(h)(i)	62,500	57,891
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (g)(h)(i)	1,209,756	1,198,420
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1439% 4/4/2033 (g)(h)(i)	410,000	410,000
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4134% 10/29/2032 (g)(h)(i)	433,913	435,540
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1439% 9/30/2031 (g)(h)(i)	394,391	392,829
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 8/9/2032 (g)(h)(i)	526,025	523,831
		13,679,496
Construction Materials - 0.6%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 2/10/2032 (g)(h)(i)	2,098,420	2,095,797
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 4/2/2029 (g)(h)(i)	208,261	208,652
		2,304,449
Containers & Packaging - 2.7%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 3/3/2031 (g)(h)(i)	1,210,248	1,129,694
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9669% 6/9/2031 (g)(h)(i)	1,274,934	1,267,450
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1136% 11/29/2030 (g)(h)(i)	773,359	773,142
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8189% 4/13/2029 (g)(h)(i)	2,145,129	2,104,651
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 4/1/2032 (g)(h)(i)	3,047,412	2,924,876
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 1/26/2033 (g)(h)(i)	473,813	473,959
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 5/1/2031 (g)(h)(i)	561,429	560,025
Proampac PG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6641% 3/7/2033 (g)(h)(i)	655,000	642,955
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 4/21/2031 (g)(h)(i)	336,283	336,551
Sword Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 4/9/2033 (g)(h)(i)	1,270,000	1,236,866
		11,450,169
Metals & Mining - 0.1%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1526% 8/23/2032 (g)(h)(i)	550,838	552,099
Paper & Forest Products - 0.2%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 5/23/2031 (g)(h)(i)	725,878	724,855
TOTAL MATERIALS		28,711,068
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.8939% 6/13/2033 (g)(h)(i)	398,313	397,317
Greystar Real Estate Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9175% 8/21/2030 (g)(h)(i)	334,939	334,520
TOTAL REAL ESTATE		731,837
Utilities - 2.0%
Electric Utilities - 0.8%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 4/28/2033 (g)(h)(i)	663,338	662,011
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4189% 4/16/2031 (g)(h)(i)	1,049,440	1,047,834
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6205% 1/27/2031 (g)(h)(i)	1,545,141	1,543,364
		3,253,209
Independent Power and Renewable Electricity Producers - 1.0%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 6/10/2033 (g)(h)(i)	180,000	177,694
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 9/30/2031 (g)(h)(i)	821,350	812,981
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 7/31/2030 (g)(h)(i)	643,375	642,468
Clean Energy Future-Trumbull LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 4/29/2033 (g)(h)(i)	275,000	275,344
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 2/26/2032 (g)(h)(i)	432,494	431,568
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 6/4/2032 (g)(h)(i)	484,602	485,814
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 6/4/2032 (g)(h)(i)	61,800	61,954
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1439% 3/29/2030 (g)(h)(i)	368,526	367,605
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 11/25/2032 (g)(h)(i)	766,150	759,446
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.3872% 12/15/2031 (g)(h)(i)	281,438	279,635
		4,294,509
Multi-Utilities - 0.2%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0084% 6/23/2028 (g)(h)(i)	636,206	632,032
TOTAL UTILITIES		8,179,750
TOTAL UNITED STATES		348,869,091
TOTAL BANK LOAN OBLIGATIONS (Cost $393,786,766)		377,936,915

Common Stocks - 1.1%
	Shares	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (c)	13,551	249,592
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (b)(c)	12,397	317,115
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (b)(c)	85	57,695
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH (c)	67,230	177,447
TOTAL LUXEMBOURG		235,142
UNITED STATES - 0.9%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (b)(c)	528	114
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (b)(c)	15,069	154,910
Specialty Retail - 0.0%
White Iris LLC (c)	4,535	58,864
TOTAL CONSUMER DISCRETIONARY		213,774
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (c)(f)	1,326	0
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
California Resources Corp (d)	14,980	791,993
Expand Energy Corp	11,625	1,060,084
Expand Energy Corp (e)	103	9,392
Exxon Mobil Corp	4,943	675,807
New Fortress Energy Inc Class A (b)(d)	7,598	2,759
TOTAL ENERGY		2,540,035
Financials - 0.2%
Capital Markets - 0.0%
Fg Parent, LLC Class A (c)	7,460	0
Financial Services - 0.2%
ACNR Holdings Inc (c)	4,662	710,256
Carnelian Point Holdings LP warrants 6/30/2027 (b)(c)	329	960
Limetree Bay Cayman Ltd (b)(c)	38	0
		711,216
TOTAL FINANCIALS		711,216
Industrials - 0.1%
Professional Services - 0.1%
Fusion Parent, LLC Class A (c)	7,460	259,757
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (b)(c)	2,417	86,939
TOTAL UNITED STATES		3,811,835
TOTAL COMMON STOCKS (Cost $2,802,715)		4,613,684

Non-Convertible Corporate Bonds - 3.4%
	Principal Amount (a)	Value ($)
FRANCE - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 6.5% 10/15/2031 (p)	129,573	125,545
Altice France SA 6.5% 4/15/2032 (p)	316,311	305,690
Altice France SA 6.875% 10/15/2030 (p)	72,408	70,238
Altice France SA 6.875% 7/15/2032 (p)	487,805	473,012

TOTAL FRANCE		974,485
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (p)	226,000	239,984
UNITED STATES - 3.1%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.1%
Meridian Arc Holdco LLC 6.25% 4/30/2031 (p)	125,000	125,280
WULF Compute LLC 7.75% 10/15/2030 (p)	85,000	89,280
		214,560
Entertainment - 0.0%
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (p)	70,000	73,227
Media - 0.6%
DISH Network Corp 11.75% 11/15/2027 (p)	655,000	673,047
Dotdash Meredith Inc 7.625% 6/15/2032 (p)	335,000	317,086
EchoStar Corp 10.75% 11/30/2029	827,687	894,137
Univision Communications Inc 7.375% 6/30/2030 (p)	575,000	576,555
Univision Communications Inc 8.5% 7/31/2031 (p)	240,000	241,038
		2,701,863
TOTAL COMMUNICATION SERVICES		2,989,650
Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (p)	175,000	177,562
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (p)	250,000	251,963
		429,525
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Inc 7% 2/15/2030 (p)	160,000	160,921
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (p)	795,000	773,054
		933,975
Specialty Retail - 0.1%
Staples Inc 10.75% 9/1/2029 (p)	555,000	529,441
TOTAL CONSUMER DISCRETIONARY		1,892,941
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (p)	95,000	93,248
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (p)	45,000	46,042
TOTAL ENERGY		139,290
Financials - 0.9%
Insurance - 0.9%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (p)	600,000	569,061
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (p)	355,000	357,835
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (p)	165,000	166,247
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (p)	3,030,000	2,804,808
CRC Insurance Group LLC 7.125% 6/1/2031 (p)	15,000	14,952
TOTAL FINANCIALS		3,912,903
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (p)	85,000	86,751
Health Care Providers & Services - 0.1%
National Mentor Holdings Inc 10.5% 12/15/2030 (p)	300,000	316,169
Pharmaceuticals - 0.0%
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (p)	70,000	69,254
TOTAL HEALTH CARE		472,174
Industrials - 0.4%
Aerospace & Defense - 0.1%
TransDigm Inc 6.375% 3/1/2029 (p)	505,000	512,717
Building Products - 0.0%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (p)	80,000	49,578
Commercial Services & Supplies - 0.3%
Artera Services LLC 8.5% 2/15/2031 (p)	240,000	215,878
Brand Industrial Services Inc 10.375% 8/1/2030 (p)	210,000	171,129
Neptune Bidco US Inc 9.29% 4/15/2029 (p)	690,000	703,678
OT Midco Inc 10% 2/15/2030 (p)	170,000	67,575
		1,158,260
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (p)	35,000	36,135
TOTAL INDUSTRIALS		1,756,690
Information Technology - 0.2%
IT Services - 0.0%
CoreWeave Inc 9.75% 10/1/2031 (p)	90,000	89,801
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (p)	444,000	416,137
Cloud Software Group Inc 9% 9/30/2029 (p)	190,000	184,420
		600,557
TOTAL INFORMATION TECHNOLOGY		690,358
Materials - 0.1%
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (p)	300,000	316,337
Real Estate - 0.2%
Diversified REITs - 0.0%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (p)	45,000	44,914
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (p)	25,000	24,538
		69,452
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	865,000	839,096
TOTAL REAL ESTATE		908,548
TOTAL UNITED STATES		13,078,891
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $14,349,656)		14,293,360

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 11.5% (n)	4,361	370,005
Strategy Inc Series A, 10%	1,981	183,658

TOTAL UNITED STATES		553,663
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $561,646)		553,663

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (h)(i)(m) (Cost $828,249)	820,000	828,574

Money Market Funds - 6.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	3.69	26,420,797	26,426,082
Fidelity Securities Lending Cash Central Fund (q)(r)	3.69	808,294	808,375
TOTAL MONEY MARKET FUNDS (Cost $27,234,386)			27,234,457

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $444,263,754)	430,026,266
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(12,887,346)
NET ASSETS - 100.0%	417,138,920

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,904,107 or 0.7% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $0 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(k)	Non-income producing - Security is in default.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,634,940 and $1,658,021, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Affiliated fund.
(p)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,231,025 or 3.4% of net assets.

(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	975

Fidelity Private Credit Company LLC	4/28/2022 - 6/8/2026	3,070,140

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
JP Intermediate B LLC	9/30/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,244,891	74,608,575	68,427,455	418,746	(248)	319	26,426,082	26,420,797	0.0%
Fidelity Securities Lending Cash Central Fund	-	2,387,049	1,578,674	689	-	-	808,375	808,294	0.0%
Total	20,244,891	76,995,624	70,006,129	419,435	(248)	319	27,234,457

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	2,753,494	137,578	-	129,866	-	11,356	2,894,715	311,337
	2,753,494	137,578	-	129,866	-	11,356	2,894,715

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	2,894,715	-	2,894,715	-

Asset-Backed Securities	1,670,898	-	1,670,898	-

Bank Loan Obligations
Communication Services	30,846,913	-	30,755,575	91,338
Consumer Discretionary	75,268,690	-	74,001,118	1,267,572
Consumer Staples	10,461,371	-	10,120,547	340,824
Energy	9,534,792	-	9,534,792	-
Financials	45,496,902	-	44,746,157	750,745
Health Care	37,665,826	-	37,665,826	-
Industrials	62,890,071	-	62,695,676	194,395
Information Technology	64,350,886	-	63,176,565	1,174,321
Materials	32,199,017	-	32,199,017	-
Real Estate	731,837	-	731,837	-
Utilities	8,490,610	-	8,490,610	-

Common Stocks
Communication Services	566,821	-	-	566,821
Consumer Discretionary	271,469	-	-	271,469
Consumer Staples	-	-	-	-
Energy	2,540,035	2,540,035	-	-
Financials	711,216	-	-	711,216
Industrials	259,757	-	-	259,757
Information Technology	86,939	-	-	86,939
Materials	177,447	-	-	177,447

Non-Convertible Corporate Bonds
Communication Services	3,964,135	-	3,964,135	-
Consumer Discretionary	1,892,941	-	1,892,941	-
Energy	379,274	-	379,274	-
Financials	3,912,903	-	3,912,903	-
Health Care	472,174	-	472,174	-
Industrials	1,756,690	-	1,756,690	-
Information Technology	690,358	-	690,358	-
Materials	316,337	-	316,337	-
Real Estate	908,548	-	908,548	-

Non-Convertible Preferred Stocks
Information Technology	553,663	553,663	-	-

Preferred Securities
Energy	828,574	-	828,574	-

Money Market Funds	27,234,457	27,234,457	-	-
Total Investments in Securities:	430,026,266	30,328,155	393,805,267	5,892,844
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2026 ($)
Common Stocks	1,991,976	42,559	(120,931)	489,628	(329,583)	-	-	-	2,073,649	(120,931)
Bank Loan Obligations	2,853,320	(260,674)	(718,695)	916,876	(1,060,347)	96,746	1,991,969	-	3,819,195	(991,451)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $790,486) - See accompanying schedule:
Unaffiliated issuers (cost $414,003,125)	$399,897,094
Fidelity Central Funds (cost $27,234,386)	27,234,457
Other affiliated issuers (cost $3,026,243)	2,894,715

Total Investment in Securities (cost $444,263,754)		$430,026,266
Cash		494,719
Receivable for investments sold		870,612
Receivable for fund shares sold		657,761
Dividends receivable		2,090
Interest receivable		3,081,729
Distributions receivable from Fidelity Central Funds		82,725
Total assets		435,215,902
Liabilities
Payable for investments purchased	$15,254,923
Payable for fund shares redeemed	1,741,450
Accrued management fee	228,045
Distribution and service plan fees payable	26
Other payables and accrued expenses	44,163
Collateral on securities loaned	808,375
Total liabilities		18,076,982
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$417,138,920
Net Assets consist of:
Paid in capital		$442,853,592
Total accumulated earnings (loss)		(25,714,672)
Net Assets		$417,138,920

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($113,353,179 ÷ 11,667,258 shares)		$9.72
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($637,996 ÷ 65,909 shares)		$9.68
Investor Class :
Net Asset Value, offering price and redemption price per share ($303,147,745 ÷ 31,171,158 shares)		$9.73
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$81,433
Affiliated issuers		129,866
Interest		14,435,418
Income from Fidelity Central Funds (including $689 from security lending)		419,435
Total income		15,066,152
Expenses
Management fee	$1,365,289
Distribution and service plan fees	129
Custodian fees and expenses	22,937
Independent trustees' fees and expenses	475
Audit fees	37,420
Legal	386
Miscellaneous	648
Total expenses before reductions	1,427,284
Expense reductions	(20,032)
Total expenses after reductions		1,407,252
Net Investment income (loss)		13,658,900
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,663,803)
Fidelity Central Funds	(248)
Foreign currency transactions	(303)
Capital gain distributions from underlying funds:
Unaffiliated issuers	1,796
Total net realized gain (loss)		(1,662,558)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(5,243,542)
Fidelity Central Funds	319
Other affiliated issuers	11,356
Assets and liabilities in foreign currencies	(7,636)
Total change in net unrealized appreciation (depreciation)		(5,239,503)
Net gain (loss)		(6,902,061)
Net increase (decrease) in net assets resulting from operations		$6,756,839
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,658,900	$32,517,781
Net realized gain (loss)	(1,662,558)	(4,175,519)
Change in net unrealized appreciation (depreciation)	(5,239,503)	(6,952,997)
Net increase (decrease) in net assets resulting from operations	6,756,839	21,389,265
Distributions to shareholders	(4,080,041)	(33,406,572)

Share transactions - net increase (decrease)	(9,108,511)	(13,275,204)
Total increase (decrease) in net assets	(6,431,713)	(25,292,511)

Net Assets
Beginning of period	423,570,633	448,863,144
End of period	$417,138,920	$423,570,633

Financial Highlights
VIP Floating Rate High Income Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.65	$9.92	$9.86	$9.43	$9.90	$9.66
Income from Investment Operations
Net investment income (loss) A,B	.320	.750	.840	.832	.477	.323
Net realized and unrealized gain (loss)	(.155)	(.230)	(.022)	.307	(.529)	.177
Total from investment operations	.165	.520	.818	1.139	(.052)	.500
Distributions from net investment income	(.095)	(.790)	(.758)	(.709)	(.418)	(.260)
Total distributions	(.095)	(.790)	(.758)	(.709)	(.418)	(.260)
Net asset value, end of period	$9.72	$9.65	$9.92	$9.86	$9.43	$9.90
Total Return C,D,E	1.62%	5.33%	8.39%	12.29%	(.52)%	5.21%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.67% H	.67%	.69%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.66 % H	.66%	.68%	.71%	.72%	.72%
Expenses net of all reductions, if any	.66% H	.66%	.68%	.71%	.72%	.72%
Net investment income (loss)	6.68% H	7.52%	8.30%	8.42%	4.93%	3.26%
Supplemental Data
Net assets, end of period (000 omitted)	$113,353	$111,740	$110,132	$53,564	$12,480	$9,840
Portfolio turnover rate I	44 % H	55%	45%	31%	26%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Floating Rate High Income Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$9.63	$9.77
Income from Investment Operations
Net investment income (loss) B,C	.306	.493
Net realized and unrealized gain (loss)	(.165)	.043 D
Total from investment operations	.141	.536
Distributions from net investment income	(.091)	(.676)
Total distributions	(.091)	(.676)
Net asset value, end of period	$9.68	$9.63
Total Return E,F,G	1.48%	5.52%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.86% J	.90% J,K
Expenses net of fee waivers, if any	.85 % J	.90% J,K
Expenses net of all reductions, if any	.85% J	.90% J,K
Net investment income (loss)	6.49% J	7.30% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$638	$99
Portfolio turnover rate L	44 % J	55% J

AFor the period April 30, 2025 (commencement of sale of shares) through December 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Floating Rate High Income Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.66	$9.93	$9.86	$9.43	$9.89	$9.66
Income from Investment Operations
Net investment income (loss) A,B	.318	.746	.838	.826	.474	.319
Net realized and unrealized gain (loss)	(.153)	(.234)	(.024)	.307	(.520)	.169
Total from investment operations	.165	.512	.814	1.133	(.046)	.488
Distributions from net investment income	(.095)	(.782)	(.744)	(.703)	(.414)	(.258)
Total distributions	(.095)	(.782)	(.744)	(.703)	(.414)	(.258)
Net asset value, end of period	$9.73	$9.66	$9.93	$9.86	$9.43	$9.89
Total Return C,D,E	1.73%	5.23%	8.36%	12.22%	(.46)%	5.08%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71% H	.70%	.71%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.70 % H	.70%	.70%	.75%	.75%	.76%
Expenses net of all reductions, if any	.70% H	.70%	.70%	.74%	.75%	.76%
Net investment income (loss)	6.64% H	7.47%	8.29%	8.39%	4.90%	3.23%
Supplemental Data
Net assets, end of period (000 omitted)	$303,148	$311,732	$338,731	$287,398	$234,086	$233,965
Portfolio turnover rate I	44 % H	55%	45%	31%	26%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Floating Rate High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.
Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.
The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the three month period ended March 31, 2026 was 9.59%.
The Board of Directors of Fidelity Private Credit Company LLC approved an Agreement and Plan of Merger (the "Merger Agreement") between Fidelity Private Credit Company LLC and Fidelity Private Credit Company II LLC, a Delaware limited liability company. The Merger Agreement provided for the transfer of all the assets and the assumption of all the liabilities of Fidelity Private Credit Company LLC in exchange for corresponding units of Fidelity Private Credit Company II LLC equal in value to the net assets of Fidelity Private Credit Company LLC on the day the reorganization was effective. The reorganization occurred on July 31, 2026. The reorganization qualified as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their unit holders. In addition, Fidelity Private Credit Company II LLC was re-named Fidelity Private Credit Company LLC effective July 31, 2026.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$ 3,819,195	Discounted cash flow	Yield	8.8% - 17.4% / 9.8%	Decrease
		Market approach	Transaction price	$100.00	Increase
		Indicative market price	Evaluated bid	$0.25 - $101.33 / $80.57	Increase
		Recovery value	Recovery value	$0.00 - $100.00 / $44.76	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.4	Increase
			Discount rate	70.0%	Decrease
Common Stocks	$ 2,073,649	Market approach	Transaction price	$2.92	Increase
		Indicative market price	Evaluated bid	$0.22	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.1 - 9.8 / 5.6	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,739,765
Gross unrealized depreciation	(18,402,624)
Net unrealized appreciation (depreciation)	$(12,662,859)
Tax cost	$442,689,125

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,719,556)
Long-term	(20,439,936)
Total capital loss carryforward	$(25,159,492)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
VIP Floating Rate High Income Portfolio	STG Distribution LLC 8% PIK 7/7/2026	14,203	-

	Fidelity Private Credit Company LLC	209,985	-

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Floating Rate High Income Portfolio	89,137,686	87,384,165
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.63
Service Class 2.63
Investor Class	.67

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.63
Service Class 2.59
Investor Class	.67

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class 2	$129

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Floating Rate High Income Portfolio	9

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Floating Rate High Income Portfolio	265
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Floating Rate High Income Portfolio	69	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until April 30, 2027. During the period, this waiver reduced the Fund's management fee by $10,054.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $9,978.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025A
VIP Floating Rate High Income Portfolio
Distributions to shareholders
Initial Class	$1,059,932	$9,027,247
Service Class 2	931	6,919
Investor Class	3,019,178	24,372,406
Total	$4,080,041	$33,406,572

A Distributions for Service Class 2 are for the period April 30, 2025 (commencement of sale of shares) through December 31, 2025.
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025A	Six months ended June 30, 2026	Year ended December 31, 2025A
VIP Floating Rate High Income Portfolio
Initial Class
Shares sold	2,102,719	6,643,101	$20,272,706	$66,359,393
Reinvestment of distributions	111,104	935,335	1,059,932	9,027,247
Shares redeemed	(2,125,980)	(7,103,093)	(20,434,509)	(70,458,302)
Net increase (decrease)	87,843	475,343	$898,129	$4,928,338
Service Class 2
Shares sold	55,682	10,235	$538,445	$100,000
Shares redeemed	(8)	-	(75)	-
Net increase (decrease)	55,674	10,235	$538,370	$100,000
Investor Class
Shares sold	2,310,610	5,598,915	$22,253,536	$55,887,793
Reinvestment of distributions	316,066	2,519,202	3,018,431	24,366,260
Shares redeemed	(3,721,727)	(9,980,583)	(35,816,977)	(98,557,595)
Net increase (decrease)	(1,095,051)	(1,862,466)	$(10,545,010)	$(18,303,542)

A Share transactions for Service Class 2 are for the period April 30, 2025(commencement of sale of shares) through December 31, 2025.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Fund Name	75	1	17
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Floating Rate High Income Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.9859332.112
VIPFHI-SANN-0826
Fidelity® Variable Insurance Products:

VIP Equity-Income Portfolio℠

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Equity-Income Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 3.0%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Restaurant Brands International Inc	591,419	42,897,425
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Alimentation Couche-Tard Inc	504,840	32,178,767
Metro Inc/CN	615,670	39,364,679
TOTAL CONSUMER STAPLES		71,543,446
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd (a)	1,084,513	42,914,063
Imperial Oil Ltd	446,755	50,167,602
TOTAL ENERGY		93,081,665
Materials - 0.1%
Metals & Mining - 0.1%
G Mining Ventures Corp (b)	268,964	7,875,955
TOTAL CANADA		215,398,491
FRANCE - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA (b)	636,044	14,860,121
GERMANY - 0.6%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Adidas AG	70,934	14,557,757
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Siemens AG	79,055	25,416,760
TOTAL GERMANY		39,974,517
ITALY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	170,415	28,688,208
JAPAN - 0.4%
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Hitachi Ltd	911,915	25,238,250
KOREA (SOUTH) - 2.0%
Information Technology - 2.0%
Technology Hardware, Storage & Peripherals - 2.0%
Samsung Electronics Co Ltd	656,534	145,803,544
NETHERLANDS - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV	258,186	72,558,012
TAIWAN - 2.4%
Information Technology - 2.4%
Semiconductors & Semiconductor Equipment - 2.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	360,223	172,031,698
UNITED KINGDOM - 2.3%
Consumer Staples - 0.2%
Tobacco - 0.2%
British American Tobacco PLC	291,446	18,035,544
Health Care - 1.6%
Pharmaceuticals - 1.6%
Astrazeneca PLC	435,307	81,415,229
GSK PLC	1,373,021	36,045,786
TOTAL HEALTH CARE		117,461,015
Industrials - 0.5%
Aerospace & Defense - 0.5%
Rolls-Royce Holdings PLC	1,706,979	32,722,176
TOTAL UNITED KINGDOM		168,218,735
UNITED STATES - 86.8%
Communication Services - 4.3%
Diversified Telecommunication Services - 1.7%
AT&T Inc	1,886,020	39,040,614
Comcast Corp Class A	1,318,440	32,367,702
Verizon Communications Inc	1,149,260	48,659,669
		120,067,985
Entertainment - 0.9%
Walt Disney Co/The	694,584	66,853,710
Interactive Media & Services - 1.0%
Alphabet Inc Class A	196,336	70,164,596
Wireless Telecommunication Services - 0.7%
T-Mobile US Inc	293,173	49,173,907
TOTAL COMMUNICATION SERVICES		306,260,198
Consumer Discretionary - 9.2%
Broadline Retail - 3.7%
Amazon.com Inc (b)	1,098,203	261,745,704
Diversified Consumer Services - 0.2%
H&R Block Inc	465,700	17,733,856
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp	303,597	82,065,305
Starbucks Corp	289,347	29,568,370
		111,633,675
Specialty Retail - 3.0%
Burlington Stores Inc (b)	87,817	27,820,425
Dick's Sporting Goods Inc (a)	165,134	37,454,042
Lowe's Cos Inc	367,671	81,067,779
TJX Cos Inc/The	467,235	70,786,103
		217,128,349
Textiles, Apparel & Luxury Goods - 0.7%
Tapestry Inc	350,353	51,284,672
TOTAL CONSUMER DISCRETIONARY		659,526,256
Consumer Staples - 7.8%
Beverages - 2.0%
Coca-Cola Co/The	1,141,368	92,758,977
Keurig Dr Pepper Inc	1,588,841	52,002,766
		144,761,743
Consumer Staples Distribution & Retail - 3.3%
BJ's Wholesale Club Holdings Inc (b)	561,821	49,002,028
Costco Wholesale Corp	14,196	13,279,932
Target Corp	482,784	63,056,418
Walmart Inc	959,484	108,671,158
		234,009,536
Food Products - 0.6%
JM Smucker Co	145,600	16,380,000
Mondelez International Inc	404,771	23,411,955
		39,791,955
Household Products - 1.7%
Clorox Co/The	133,023	12,695,715
Procter & Gamble Co/The	726,144	106,481,756
		119,177,471
Personal Care Products - 0.2%
Kenvue Inc	1,092,091	20,869,859
TOTAL CONSUMER STAPLES		558,610,564
Energy - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Chevron Corp	129,031	21,388,179
Enterprise Products Partners LP	952,568	35,016,400
Exxon Mobil Corp	1,496,161	204,555,132
Phillips 66	117,904	19,931,671
Shell PLC	1,372,935	53,345,378
Valero Energy Corp	104,734	27,276,923
TOTAL ENERGY		361,513,683
Financials - 19.1%
Banks - 10.4%
Bank of America Corp	2,223,741	126,708,762
Huntington Bancshares Inc/OH	2,698,031	47,836,090
JPMorgan Chase & Co	684,446	224,039,709
M&T Bank Corp	334,479	79,609,347
PNC Financial Services Group Inc/The	372,495	91,715,719
US Bancorp	940,313	56,794,905
Wells Fargo & Co	1,455,584	120,289,462
		746,993,994
Capital Markets - 1.7%
Blackrock Inc	51,911	49,915,541
Charles Schwab Corp/The	796,119	73,457,900
		123,373,441
Consumer Finance - 0.6%
Capital One Financial Corp	223,752	44,889,126
Financial Services - 1.2%
Apollo Global Management Inc	267,513	31,649,463
Visa Inc Class A	156,150	53,573,504
		85,222,967
Insurance - 5.2%
American Financial Group Inc/OH	327,155	45,782,070
Chubb Ltd	340,022	115,859,096
Hartford Insurance Group Inc/The	524,644	69,525,823
Marsh & McLennan Cos Inc	357,877	59,647,360
Travelers Companies Inc/The	253,240	83,599,589
		374,413,938
TOTAL FINANCIALS		1,374,893,466
Health Care - 12.5%
Biotechnology - 4.3%
AbbVie Inc	717,124	180,457,084
Gilead Sciences Inc	1,040,433	131,448,305
		311,905,389
Health Care Providers & Services - 1.6%
UnitedHealth Group Inc	275,355	114,445,799
Life Sciences Tools & Services - 0.8%
Danaher Corp	294,480	56,092,549
Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co	595,627	34,320,028
Eli Lilly & Co	56,744	68,060,456
Johnson & Johnson	628,758	159,685,669
Merck & Co Inc	923,372	118,653,302
Royalty Pharma PLC Class A	700,898	39,299,351
		420,018,806
TOTAL HEALTH CARE		902,462,543
Industrials - 8.9%
Aerospace & Defense - 3.0%
GE Aerospace	218,934	81,822,204
General Dynamics Corp	147,500	52,250,400
Huntington Ingalls Industries Inc	128,100	35,853,909
Northrop Grumman Corp	81,501	41,509,274
		211,435,787
Air Freight & Logistics - 0.4%
United Parcel Service Inc Class B	259,700	27,917,750
Building Products - 1.1%
Johnson Controls International plc	518,105	75,700,322
Electrical Equipment - 1.6%
AMETEK Inc	196,838	47,622,986
GE Vernova Inc	54,683	64,244,869
		111,867,855
Ground Transportation - 0.2%
Norfolk Southern Corp	56,145	17,662,656
Machinery - 1.9%
Crane Co	200,963	44,828,816
ITT Inc	479,516	94,829,085
		139,657,901
Professional Services - 0.1%
KBR Inc	285,927	9,873,058
Trading Companies & Distributors - 0.6%
Watsco Inc (a)	108,420	45,181,867
TOTAL INDUSTRIALS		639,297,196
Information Technology - 10.7%
Communications Equipment - 1.7%
Cisco Systems Inc	1,032,624	121,292,015
Electronic Equipment, Instruments & Components - 0.3%
Crane NXT Co	421,163	21,546,699
IT Services - 1.5%
Amdocs Ltd	409,833	20,712,960
IBM Corporation	302,608	85,096,396
		105,809,356
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices Inc	153,819	61,092,292
Broadcom Inc	94,831	35,822,410
		96,914,702
Software - 4.6%
Gen Digital Inc	978,129	24,345,631
Microsoft Corp	815,414	304,165,730
		328,511,361
Technology Hardware, Storage & Peripherals - 1.3%
Apple Inc	321,996	93,172,763
TOTAL INFORMATION TECHNOLOGY		767,246,896
Materials - 3.0%
Chemicals - 1.9%
Linde PLC	264,389	137,202,028
Containers & Packaging - 1.1%
Ball Corp	562,700	35,112,480
Crown Holdings Inc	220,229	24,626,007
Smurfit Westrock PLC	382,799	17,708,281
		77,446,768
TOTAL MATERIALS		214,648,796
Real Estate - 1.7%
Specialized REITs - 1.7%
American Tower Corp	149,973	24,531,083
Lamar Advertising Co Class A	349,499	54,514,854
Public Storage	142,284	45,290,420
TOTAL REAL ESTATE		124,336,357
Utilities - 4.6%
Electric Utilities - 2.9%
Constellation Energy Corp	200,224	49,729,635
NextEra Energy Inc	845,771	74,233,321
NRG Energy Inc	84,977	12,411,741
PG&E Corp	1,713,248	28,816,831
Southern Co/The	449,052	42,978,767
		208,170,295
Gas Utilities - 0.3%
Southwest Gas Holdings Inc	254,266	22,548,309
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	240,626	38,170,502
Multi-Utilities - 0.9%
Ameren Corp	165,746	18,735,928
CenterPoint Energy Inc	544,272	23,969,739
WEC Energy Group Inc	181,769	21,225,166
		63,930,833
TOTAL UTILITIES		332,819,939
TOTAL UNITED STATES		6,241,615,894
TOTAL COMMON STOCKS (Cost $3,980,923,277)		7,124,387,470

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	33,098,405	33,105,024
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	81,214,516	81,222,638
TOTAL MONEY MARKET FUNDS (Cost $114,326,943)			114,327,662

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $4,095,250,220)	7,238,715,132
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(47,455,733)
NET ASSETS - 100.0%	7,191,259,399

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	154,025,934	310,141,754	431,063,052	3,131,410	(1,781)	2,169	33,105,024	33,098,405	0.1%
Fidelity Securities Lending Cash Central Fund	2,385,250	553,521,856	474,684,468	67,526	-	-	81,222,638	81,214,516	0.2%
Total	156,411,184	863,663,610	905,747,520	3,198,936	(1,781)	2,169	114,327,662

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	306,260,198	306,260,198	-	-
Consumer Discretionary	716,981,438	702,423,681	14,557,757	-
Consumer Staples	648,189,554	630,154,010	18,035,544	-
Energy	469,455,469	401,249,970	68,205,499	-
Financials	1,374,893,466	1,374,893,466	-	-
Health Care	1,019,923,558	983,877,772	36,045,786	-
Industrials	751,362,590	639,297,196	112,065,394	-
Information Technology	1,157,640,150	1,011,836,606	145,803,544	-
Materials	222,524,751	222,524,751	-	-
Real Estate	124,336,357	124,336,357	-	-
Utilities	332,819,939	332,819,939	-	-

Money Market Funds	114,327,662	114,327,662	-	-
Total Investments in Securities:	7,238,715,132	6,844,001,608	394,713,524	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $88,808,693) - See accompanying schedule:
Unaffiliated issuers (cost $3,980,923,277)	$7,124,387,470
Fidelity Central Funds (cost $114,326,943)	114,327,662

Total Investment in Securities (cost $4,095,250,220)		$7,238,715,132
Foreign currency held at value (cost $181,771)		181,771
Receivable for investments sold		34,669,324
Receivable for fund shares sold		5,402,881
Dividends receivable		9,968,549
Distributions receivable from Fidelity Central Funds		323,663
Other receivables		26,430
Total assets		7,289,287,750
Liabilities
Payable for investments purchased	$8,827,901
Payable for fund shares redeemed	4,786,746
Accrued management fee	2,712,493
Distribution and service plan fees payable	409,479
Other payables and accrued expenses	74,345
Collateral on securities loaned	81,217,387
Total liabilities		98,028,351
Net Assets		$7,191,259,399
Net Assets consist of:
Paid in capital		$3,557,165,058
Total accumulated earnings (loss)		3,634,094,341
Net Assets		$7,191,259,399

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($4,087,012,288 ÷ 126,791,048 shares)		$32.23
Service Class :
Net Asset Value, offering price and redemption price per share ($341,211,994 ÷ 10,690,133 shares)		$31.92
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($1,843,786,424 ÷ 59,936,835 shares)		$30.76
Investor Class :
Net Asset Value, offering price and redemption price per share ($919,248,693 ÷ 28,816,935 shares)		$31.90
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$69,847,355
Income from Fidelity Central Funds (including $67,526 from security lending)		3,198,936
Security lending		4,107
Total income		73,050,398
Expenses
Management fee	$16,138,959
Distribution and service plan fees	2,429,650
Custodian fees and expenses	33,882
Independent trustees' fees and expenses	7,911
Audit fees	59,576
Legal	7,426
Interest	5,489
Miscellaneous	12,371
Total expenses before reductions	18,695,264
Expense reductions	(373)
Total expenses after reductions		18,694,891
Net Investment income (loss)		54,355,507
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	448,464,753
Fidelity Central Funds	(1,781)
Foreign currency transactions	(576,663)
Total net realized gain (loss)		447,886,309
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	192,221,868
Fidelity Central Funds	2,169
Assets and liabilities in foreign currencies	(48,696)
Total change in net unrealized appreciation (depreciation)		192,175,341
Net gain (loss)		640,061,650
Net increase (decrease) in net assets resulting from operations		$694,417,157
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,355,507	$108,969,027
Net realized gain (loss)	447,886,309	368,602,006
Change in net unrealized appreciation (depreciation)	192,175,341	638,470,304
Net increase (decrease) in net assets resulting from operations	694,417,157	1,116,041,337
Distributions to shareholders	(61,026,544)	(475,309,930)

Share transactions - net increase (decrease)	(233,805,372)	37,547,382
Total increase (decrease) in net assets	399,585,241	678,278,789

Net Assets
Beginning of period	6,791,674,158	6,113,395,369
End of period	$7,191,259,399	$6,791,674,158

Financial Highlights
VIP Equity-Income Portfolio℠ Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.43	$26.59	$24.85	$23.56	$26.15	$23.90
Income from Investment Operations
Net investment income (loss) A,B	.25	.51	.49	.48	.48	.43
Net realized and unrealized gain (loss)	2.81	4.50	3.37	2.01	(1.76)	5.29
Total from investment operations	3.06	5.01	3.86	2.49	(1.28)	5.72
Distributions from net investment income	(.01)	(.53)	(.50)	(.48)	(.47) C	(.51)
Distributions from net realized gain	(.25)	(1.64)	(1.62)	(.72)	(.84) C	(2.95)
Total distributions	(.26)	(2.17)	(2.12)	(1.20)	(1.31)	(3.47) D
Net asset value, end of period	$32.23	$29.43	$26.59	$24.85	$23.56	$26.15
Total Return E,F,G	10.44%	19.02%	15.35%	10.65%	(4.96)%	24.89%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.45% J	.46%	.48%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.45 % J	.46%	.47%	.50%	.51%	.51%
Expenses net of all reductions, if any	.45% J	.46%	.47%	.50%	.51%	.51%
Net investment income (loss)	1.62% J	1.78%	1.80%	1.97%	1.94%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$4,087,012	$3,857,880	$3,486,238	$3,351,006	$3,235,040	$3,766,480
Portfolio turnover rate K	33 % J	15%	21%	21%	20%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Equity-Income Portfolio℠ Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.16	$26.36	$24.65	$23.38	$25.97	$23.74
Income from Investment Operations
Net investment income (loss) A,B	.23	.47	.46	.45	.45	.40
Net realized and unrealized gain (loss)	2.79	4.47	3.34	1.99	(1.75)	5.26
Total from investment operations	3.02	4.94	3.80	2.44	(1.30)	5.66
Distributions from net investment income	(.01)	(.50)	(.47)	(.45)	(.45) C	(.48)
Distributions from net realized gain	(.25)	(1.64)	(1.62)	(.72)	(.84) C	(2.95)
Total distributions	(.26)	(2.14)	(2.09)	(1.17)	(1.29)	(3.43)
Net asset value, end of period	$31.92	$29.16	$26.36	$24.65	$23.38	$25.97
Total Return D,E,F	10.40%	18.92%	15.24%	10.53%	(5.09)%	24.83%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.55% I	.56%	.58%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.55 % I	.56%	.57%	.60%	.61%	.61%
Expenses net of all reductions, if any	.55% I	.56%	.57%	.60%	.61%	.61%
Net investment income (loss)	1.52% I	1.68%	1.70%	1.87%	1.84%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$341,212	$323,950	$297,122	$287,149	$286,805	$326,787
Portfolio turnover rate J	33 % I	15%	21%	21%	20%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Equity-Income Portfolio℠ Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.13	$25.50	$23.91	$22.71	$25.27	$23.18
Income from Investment Operations
Net investment income (loss) A,B	.20	.42	.41	.40	.40	.35
Net realized and unrealized gain (loss)	2.69	4.31	3.24	1.94	(1.71)	5.13
Total from investment operations	2.89	4.73	3.65	2.34	(1.31)	5.48
Distributions from net investment income	(.01)	(.47)	(.43)	(.42)	(.41) C	(.44)
Distributions from net realized gain	(.25)	(1.64)	(1.62)	(.72)	(.84) C	(2.95)
Total distributions	(.26)	(2.10) D	(2.06) D	(1.14)	(1.25)	(3.39)
Net asset value, end of period	$30.76	$28.13	$25.50	$23.91	$22.71	$25.27
Total Return E,F,G	10.31%	18.75%	15.06%	10.38%	(5.25)%	24.60%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.70% J	.71%	.73%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.70 % J	.71%	.72%	.75%	.76%	.76%
Expenses net of all reductions, if any	.70% J	.71%	.72%	.75%	.76%	.76%
Net investment income (loss)	1.37% J	1.53%	1.55%	1.72%	1.69%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,843,786	$1,757,279	$1,602,462	$1,529,540	$1,509,527	$1,659,719
Portfolio turnover rate K	33 % J	15%	21%	21%	20%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Equity-Income Portfolio℠ Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.14	$26.35	$24.65	$23.38	$25.96	$23.74
Income from Investment Operations
Net investment income (loss) A,B	.24	.48	.47	.45	.45	.41
Net realized and unrealized gain (loss)	2.78	4.46	3.34	2.00	(1.74)	5.26
Total from investment operations	3.02	4.94	3.81	2.45	(1.29)	5.67
Distributions from net investment income	(.01)	(.52)	(.49)	(.46)	(.45) C	(.49)
Distributions from net realized gain	(.25)	(1.64)	(1.62)	(.72)	(.84) C	(2.95)
Total distributions	(.26)	(2.15) D	(2.11)	(1.18)	(1.29)	(3.45) D
Net asset value, end of period	$31.90	$29.14	$26.35	$24.65	$23.38	$25.96
Total Return E,F,G	10.40%	18.94%	15.26%	10.56%	(5.02)%	24.83%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.53% J	.53%	.56%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.53 % J	.53%	.55%	.58%	.58%	.58%
Expenses net of all reductions, if any	.53% J	.53%	.55%	.58%	.58%	.58%
Net investment income (loss)	1.55% J	1.71%	1.73%	1.90%	1.86%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$919,249	$852,565	$727,573	$635,851	$597,206	$627,711
Portfolio turnover rate K	33 % J	15%	21%	21%	20%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,208,474,337
Gross unrealized depreciation	(73,305,072)
Net unrealized appreciation (depreciation)	$3,135,169,265
Tax cost	$4,103,545,867
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Equity-Income Portfolio	1,135,476,692	1,258,074,611
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.47
Service Class	.47
Service Class 2.47
Investor Class	.55

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.45
Service Class	.45
Service Class 2.45
Investor Class	.52

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$167,463
Service Class 2	2,262,187
$2,429,650
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Equity-Income Portfolio	$18,926

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Equity-Income Portfolio	9,547

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Equity-Income Portfolio	428,886,840	215,320,118	119,658,074
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Equity-Income Portfolio	4,333
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Equity-Income Portfolio	8,033	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Equity-Income Portfolio	9,969,398
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $373.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Equity-Income Portfolio
Distributions to shareholders
Initial Class	$34,166,732	$269,064,057
Service Class	2,895,116	22,489,536
Service Class 2	16,214,791	124,817,504
Investor Class	7,749,905	58,938,833
Total	$61,026,544	$475,309,930
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Equity-Income Portfolio
Initial Class
Shares sold	3,611,558	7,355,960	$112,535,739	$207,741,650
Reinvestment of distributions	1,091,240	9,281,962	34,166,733	269,064,057
Shares redeemed	(9,005,146)	(16,672,899)	(280,001,993)	(473,514,234)
Net increase (decrease)	(4,302,348)	(34,977)	$(133,299,521)	$3,291,473
Service Class
Shares sold	316,279	543,636	$9,768,060	$15,342,207
Reinvestment of distributions	93,361	783,160	2,895,116	22,489,536
Shares redeemed	(830,024)	(1,488,396)	(25,408,854)	(42,023,346)
Net increase (decrease)	(420,384)	(161,600)	$(12,745,678)	$(4,191,603)
Service Class 2
Shares sold	2,765,913	4,918,839	$82,254,767	$133,760,334
Reinvestment of distributions	542,119	4,504,769	16,214,790	124,817,504
Shares redeemed	(5,839,604)	(9,789,060)	(172,272,060)	(267,340,423)
Net increase (decrease)	(2,531,572)	(365,452)	$(73,802,503)	$(8,762,585)
Investor Class
Shares sold	1,100,105	2,318,005	$33,748,491	$65,139,704
Reinvestment of distributions	250,078	2,053,164	7,749,905	58,938,833
Shares redeemed	(1,794,712)	(2,726,225)	(55,456,066)	(76,868,440)
Net increase (decrease)	(444,529)	1,644,944	$(13,957,670)	$47,210,097
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Equity-Income Portfolio	19	2	28
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Equity-Income Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.705693.128
VIPEI-SANN-0826
Fidelity® Variable Insurance Products:

VIP Stock Selector Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Stock Selector Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	24,500	7,334,349
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States) (c)	9,100	1,022,112
CANADA - 0.8%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc	9,000	652,797
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Athabasca Oil Corp (b)	1,190,900	8,581,701
Imperial Oil Ltd	137,600	15,451,562
South Bow Corp (United States) (c)	65,000	2,290,600
TOTAL ENERGY		26,323,863
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (b)	76,000	4,587,360
Information Technology - 0.0%
IT Services - 0.0%
Shopify Inc Class A (United States) (b)	15,700	1,792,626
Materials - 0.1%
Chemicals - 0.0%
Nutrien Ltd (United States)	22,100	1,391,195
Metals & Mining - 0.1%
Altius Minerals Corp	58,200	2,606,638
Standard Lithium Ltd (b)	89,200	244,030
Teck Resources Ltd Class B (United States)	9,500	564,870
		3,415,538
TOTAL MATERIALS		4,806,733
TOTAL CANADA		38,163,379
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S (b)	31,800	8,481,696
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	26,500	896,760
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	25,690	1,105,441
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
AIXTRON SE	18,200	1,094,249
TOTAL GERMANY		2,199,690
ITALY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Investindustrial Advisors SpA rights (b)(e)	31,026	59,260
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	3,690	6,516,694
NETHERLANDS - 0.5%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (b)	9,800	9,092,146
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASM International NV	800	914,537
ASML Holding NV depository receipt	2,400	4,774,656
NXP Semiconductors NV	31,177	8,761,672
TOTAL INFORMATION TECHNOLOGY		14,450,865
TOTAL NETHERLANDS		23,543,011
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	90,400	1,915,930
TAIWAN - 1.7%
Industrials - 0.0%
Electrical Equipment - 0.0%
Bizlink Holding Inc	9,000	552,363
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 0.3%
Chroma ATE Inc	76,000	5,289,556
Delta Electronics Inc	139,000	8,743,038
Elite Material Co Ltd	4,000	692,576
		14,725,170
Semiconductors & Semiconductor Equipment - 1.4%
Jentech Precision Industrial Co Ltd	13,000	1,429,971
Taiwan Semiconductor Manufacturing Co Ltd ADR	136,464	65,171,113
		66,601,084
TOTAL INFORMATION TECHNOLOGY		81,326,254
TOTAL TAIWAN		81,878,617
UNITED KINGDOM - 0.4%
Consumer Staples - 0.3%
Beverages - 0.1%
Diageo PLC	209,915	4,227,709
Food Products - 0.0%
Nomad Foods Ltd	211,082	2,311,348
Tobacco - 0.2%
British American Tobacco PLC ADR	119,200	7,361,792
TOTAL CONSUMER STAPLES		13,900,849
Financials - 0.1%
Insurance - 0.1%
Hiscox Ltd	189,871	4,651,750
TOTAL UNITED KINGDOM		18,552,599
UNITED STATES - 94.4%
Communication Services - 10.2%
Diversified Telecommunication Services - 0.0%
Space Exploration Technologies Corp Class A	5,700	973,902
Entertainment - 1.4%
Lionsgate Studios Corp (b)	270,607	4,142,993
Live Nation Entertainment Inc (b)	28,700	5,255,257
Netflix Inc (b)	287,400	20,520,360
ROBLOX Corp Class A (b)	134,100	7,292,358
Spotify Technology SA (b)	6,700	3,076,171
Take-Two Interactive Software Inc (b)	31,400	7,849,372
TKO Group Holdings Inc Class A (c)	16,700	3,361,877
Walt Disney Co/The	161,600	15,554,000
Warner Bros Discovery Inc (b)	116,100	3,095,226
		70,147,614
Interactive Media & Services - 8.7%
Alphabet Inc Class A	981,362	350,709,338
Alphabet Inc Class C	18,550	6,554,272
Meta Platforms Inc Class A	135,300	76,213,137
		433,476,747
Media - 0.1%
Fox Corp Class A (c)	24,800	1,293,568
Fox Corp Class B	50,600	2,370,104
Magnite Inc (b)	144,988	2,751,872
Paramount Skydance Corp Class B	36,200	356,932
Trade Desk Inc (The) Class A (b)	32,500	587,600
		7,360,076
TOTAL COMMUNICATION SERVICES		511,958,339
Consumer Discretionary - 9.2%
Automobiles - 1.8%
General Motors Co	83,631	6,446,277
Tesla Inc (b)	201,063	84,567,098
Waymo LLC Class B (d)(e)	1,500	246,480
		91,259,855
Broadline Retail - 4.0%
Amazon.com Inc (b)	841,936	200,667,027
Distributors - 0.1%
Genuine Parts Co	4,500	530,910
LKQ Corp	84,500	2,224,885
		2,755,795
Diversified Consumer Services - 0.1%
Service Corp International/US	73,300	5,567,868
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (b)	51,500	7,369,650
Booking Holdings Inc	63,200	11,264,768
Carnival Corp Ltd	176,000	5,028,320
Chipotle Mexican Grill Inc (b)	145,600	4,950,400
Churchill Downs Inc	39,830	3,570,361
Domino's Pizza Inc	13,754	4,071,734
DoorDash Inc Class A (b)	18,000	3,321,540
DraftKings Inc Class A (b)	109,100	2,755,866
Expedia Group Inc Class A	10,100	2,584,388
Marriott International Inc/MD Class A1	25,695	9,522,310
Red Rock Resorts Inc Class A (c)	22,664	1,474,520
Starbucks Corp	64,400	6,581,036
Wingstop Inc	11,900	2,063,579
Wyndham Hotels & Resorts Inc	42,300	3,562,083
Wynn Resorts Ltd	9,900	961,191
Yum! Brands Inc	48,000	7,673,280
		76,755,026
Household Durables - 0.2%
PulteGroup Inc	49,400	6,778,174
Somnigroup International Inc	39,800	3,120,320
		9,898,494
Specialty Retail - 1.3%
Bath & Body Works Inc	68,900	1,593,657
Bob's Discount Furniture Inc	85,500	1,352,610
Dick's Sporting Goods Inc	12,400	2,812,444
Floor & Decor Holdings Inc Class A (b)	46,100	2,736,496
Home Depot Inc/The	42,724	15,067,900
Lithia Motors Inc	9,300	2,701,557
Lowe's Cos Inc	116,989	25,794,905
Ross Stores Inc	54,000	11,493,900
Valvoline Inc (b)	55,100	2,178,654
		65,732,123
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	133,969	5,499,428
PVH Corp	28,640	2,126,806
		7,626,234
TOTAL CONSUMER DISCRETIONARY		460,262,422
Consumer Staples - 4.3%
Beverages - 1.2%
Boston Beer Co Inc/The Class A (b)	3,800	672,714
Brown-Forman Corp Class B	15,000	399,750
Coca-Cola Co/The	373,400	30,346,218
Constellation Brands Inc Class A	40,185	5,589,332
Keurig Dr Pepper Inc	411,200	13,458,576
Monster Beverage Corp (b)	18,400	1,768,608
PepsiCo Inc	50,400	6,824,160
Primo Brands Corp Class A	100	2,444
		59,061,802
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc Class A	119,900	1,622,247
BJ's Wholesale Club Holdings Inc (b)	88,800	7,745,136
Costco Wholesale Corp	24,100	22,544,827
Dollar Tree Inc (b)	16,200	1,959,390
Kroger Co/The	75,100	4,170,303
Target Corp	67,435	8,807,685
US Foods Holding Corp (b)	21,200	2,167,700
Walmart Inc	210,000	23,784,600
		72,801,888
Food Products - 0.4%
Bunge Global SA	37,200	3,970,356
Freshpet Inc (b)(c)	36,000	2,128,320
Hershey Co/The	3,700	649,165
JM Smucker Co	12,700	1,428,750
Lamb Weston Holdings Inc	25,700	1,109,726
McCormick & Co Inc/MD	31,800	1,603,356
Mondelez International Inc	173,100	10,012,104
Tyson Foods Inc Class A	5,200	297,700
		21,199,477
Household Products - 0.6%
Clorox Co/The	2,500	238,600
Energizer Holdings Inc	206,075	4,418,248
Kimberly-Clark Corp	19,500	2,140,515
Procter & Gamble Co/The	168,500	24,708,840
		31,506,203
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	31,100	2,455,345
Kenvue Inc	705,800	13,487,838
		15,943,183
Tobacco - 0.3%
Philip Morris International Inc	82,400	14,906,984
TOTAL CONSUMER STAPLES		215,419,537
Energy - 2.3%
Energy Equipment & Services - 0.0%
SLB Ltd	57,500	2,673,175
Oil, Gas & Consumable Fuels - 2.3%
Chevron Corp	78,280	12,975,693
ConocoPhillips	128,100	13,317,276
Exxon Mobil Corp	420,500	57,490,760
Murphy Oil Corp	26,800	872,608
Phillips 66	43,000	7,269,150
Shell PLC ADR	98,800	7,660,952
Sunoco LP	21,700	1,464,750
Valero Energy Corp	47,400	12,344,856
		113,396,045
TOTAL ENERGY		116,069,220
Financials - 11.4%
Banks - 3.6%
Bank of America Corp	976,912	55,664,446
BOK Financial Corp	22,200	3,083,136
Citigroup Inc	159,100	22,267,636
JPMorgan Chase & Co	60,118	19,678,425
KeyCorp	286,410	6,601,751
M&T Bank Corp	25,061	5,964,769
Truist Financial Corp	153,000	7,622,460
UMB Financial Corp	21,300	3,040,787
US Bancorp	191,100	11,542,440
Wells Fargo & Co	561,847	46,431,036
		181,896,886
Capital Markets - 2.8%
Blackrock Inc	15,200	14,615,712
Blue Owl Capital Inc Class A	367,500	3,215,625
Carlyle Group Inc/The	86,200	3,629,882
Charles Schwab Corp/The	380,700	35,127,189
Evercore Inc Class A	15,500	5,292,320
Intercontinental Exchange Inc	74,700	9,196,317
KKR & Co Inc Class A	248,005	22,761,899
Lincoln International Inc Class A	52,200	1,246,014
MarketAxess Holdings Inc	29,117	3,304,488
Moody's Corp	21,300	9,647,196
Nasdaq Inc	102,200	8,055,404
State Street Corp	89,300	15,145,280
Virtu Financial Inc Class A	117,647	7,008,232
		138,245,558
Consumer Finance - 0.4%
Capital One Financial Corp	74,400	14,926,128
SLM Corp	111,536	2,893,243
		17,819,371
Financial Services - 2.8%
Apollo Global Management Inc	86,835	10,273,449
Berkshire Hathaway Inc Class A (b)	12	8,986,200
Berkshire Hathaway Inc Class B (b)	29,853	14,938,143
Corebridge Financial Inc	284,000	8,130,920
Corpay Inc (b)	26,300	8,765,001
Global Payments Inc	92,600	6,719,056
Mastercard Inc Class A	161,300	82,843,680
		140,656,449
Insurance - 1.8%
American Financial Group Inc/OH	39,200	5,485,648
Arthur J Gallagher & Co	66,764	15,327,011
Baldwin Insurance Group Inc/The Class A (b)	252,700	6,716,766
Brown & Brown Inc	186,600	11,970,390
Chubb Ltd	70,768	24,113,489
Fidelity National Financial Inc	66,800	3,150,288
Hartford Insurance Group Inc/The	43,181	5,722,346
Reinsurance Group of America Inc	56,402	11,993,885
Unum Group	56,240	5,027,856
		89,507,679
TOTAL FINANCIALS		568,125,943
Health Care - 8.4%
Biotechnology - 2.4%
AbbVie Inc	90,000	22,647,600
Alnylam Pharmaceuticals Inc (b)	22,500	6,773,175
Biogen Inc (b)	18,000	3,889,080
Caris Life Sciences Inc (b)	283,106	5,044,949
CG oncology Inc (b)	25,000	1,776,250
Cogent Biosciences Inc (b)	128,000	4,953,600
CytomX Therapeutics Inc (b)	300,000	1,125,000
Disc Medicine Inc (b)	30,000	2,194,200
Gilead Sciences Inc	87,500	11,054,750
Insmed Inc (b)	26,000	2,772,120
Kiniksa Pharmaceuticals International Plc Class A (b)	64,000	4,092,800
Kymera Therapeutics Inc (b)	30,800	3,531,836
Legend Biotech Corp ADR (b)	157,100	4,537,048
Mineralys Therapeutics Inc (b)	80,000	2,158,400
Moderna Inc (b)	91,500	6,407,745
Natera Inc (b)	19,500	5,293,275
Olema Pharmaceuticals Inc (b)	110,000	1,376,100
Oruka Therapeutics Inc (b)	17,200	1,636,924
Praxis Precision Medicines Inc (b)	10,000	3,347,900
Relay Therapeutics Inc (b)	150,000	2,806,500
Revolution Medicines Inc (b)	18,500	3,464,680
Scholar Rock Holding Corp (b)	32,000	1,760,000
Vaxcyte Inc (b)	85,000	4,941,050
Veracyte Inc (b)	78,000	4,580,940
Viking Therapeutics Inc (b)	38,000	1,482,380
Viridian Therapeutics Inc (b)	120,000	2,204,400
Zenas Biopharma Inc (d)	76,074	1,930,758
Zenas Biopharma Inc (b)	20,000	507,600
		118,291,060
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp (b)	195,000	8,322,600
Edwards Lifesciences Corp (b)	32,000	2,894,720
Intuitive Surgical Inc (b)	6,900	2,743,992
Kestra Medical Technologies Ltd (b)	77,800	1,979,232
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(e)	1,141	12,482
Medline Inc Class A	56,000	2,208,640
Saluda Medical Inc (d)(f)	10,313	32,845
		18,194,511
Health Care Providers & Services - 1.1%
Alignment Healthcare Inc (b)	118,000	2,809,580
BrightSpring Health Services Inc (b)	38,000	2,650,120
Cencora Inc	16,000	4,527,680
CVS Health Corp	61,500	6,362,175
Elevance Health Inc	10,800	4,176,684
Guardant Health Inc (b)	29,500	4,425,885
LifeStance Health Group Inc (b)	360,000	3,855,600
Privia Health Group Inc (b)	170,000	4,374,100
UnitedHealth Group Inc	55,000	22,859,650
		56,041,474
Life Sciences Tools & Services - 2.0%
10X Genomics Inc Class A (b)	150,700	5,777,838
Agilent Technologies Inc	64,000	8,501,120
Bio-Techne Corp	60,000	4,239,000
Bruker Corp	71,800	4,320,924
Danaher Corp	174,000	33,143,520
Illumina Inc (b)	12,500	2,197,875
Repligen Corp (b)	37,500	5,116,500
Thermo Fisher Scientific Inc	56,800	28,477,248
West Pharmaceutical Services Inc	25,000	8,975,000
		100,749,025
Pharmaceuticals - 2.5%
Amylyx Pharmaceuticals Inc (b)	80,000	1,436,800
Axsome Therapeutics Inc (b)	12,000	2,937,240
Crinetics Pharmaceuticals Inc (b)	64,000	2,394,880
Eli Lilly & Co	38,700	46,417,942
Enliven Therapeutics Inc (b)	84,000	4,263,000
Jazz Pharmaceuticals PLC (b)	17,500	4,216,975
Johnson & Johnson	120,000	30,476,400
Merck & Co Inc	110,000	14,135,000
Roche Holding AG	8,800	3,624,554
Royalty Pharma PLC Class A	104,000	5,831,280
Structure Therapeutics Inc ADR (b)	21,800	1,170,006
VeraDermics Inc	18,400	2,262,096
Viatris Inc	475,000	7,543,000
		126,709,173
TOTAL HEALTH CARE		419,985,243
Industrials - 9.1%
Aerospace & Defense - 2.7%
Boeing Co (b)	95,590	20,692,367
GE Aerospace	126,800	47,388,964
Howmet Aerospace Inc	87,800	23,605,908
Lockheed Martin Corp	25,900	13,195,014
Northrop Grumman Corp	16,100	8,199,891
RTX Corp	38,500	7,304,605
TransDigm Group Inc	8,800	11,721,952
		132,108,701
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	7,500	1,412,550
FedEx Corp	14,400	4,509,072
		5,921,622
Building Products - 0.6%
Trane Technologies PLC	65,600	32,220,096
Commercial Services & Supplies - 0.3%
Cintas Corp	39,400	6,701,152
Republic Services Inc	37,100	7,905,268
		14,606,420
Construction & Engineering - 0.3%
MasTec Inc (b)	1,700	707,302
Quanta Services Inc	20,100	14,472,804
		15,180,106
Electrical Equipment - 1.4%
AMETEK Inc	69,100	16,718,054
Eaton Corp PLC	35,300	15,042,036
Fluence Energy Inc Class A (b)	4,700	93,436
GE Vernova Inc	31,775	37,331,177
Nextpower Inc Class A (b)	6,400	762,496
		69,947,199
Ground Transportation - 0.7%
CSX Corp	170,000	8,080,100
Fedex Freight Holding Co Inc	7,350	1,109,850
Old Dominion Freight Line Inc	42,200	9,140,520
Uber Technologies Inc (b)	137,600	9,929,216
Union Pacific Corp	18,200	4,950,400
		33,210,086
Machinery - 2.6%
Caterpillar Inc	37,000	39,401,300
Cummins Inc	31,100	22,180,831
Dover Corp	36,400	8,163,792
Ingersoll Rand Inc	81,200	6,657,588
PACCAR Inc	106,800	12,828,816
Parker-Hannifin Corp	31,500	30,810,780
Westinghouse Air Brake Technologies Corp	36,400	9,813,440
		129,856,547
Professional Services - 0.2%
TransUnion	126,700	9,140,138
Trading Companies & Distributors - 0.2%
Fastenal Co	103,200	4,956,696
United Rentals Inc	4,700	5,324,583
		10,281,279
TOTAL INDUSTRIALS		452,472,194
Information Technology - 34.0%
Communications Equipment - 1.5%
Arista Networks Inc (b)	224,437	38,127,358
Cisco Systems Inc	253,305	29,753,205
Lumentum Holdings Inc (b)	4,600	3,947,076
Motorola Solutions Inc	9,200	3,820,668
		75,648,307
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp Class A	124,547	21,960,127
Coherent Corp (b)	10,300	4,063,041
Corning Inc	70,500	18,007,815
Flex Ltd (b)	12,800	2,074,496
Keysight Technologies Inc (b)	4,100	1,435,287
		47,540,766
Semiconductors & Semiconductor Equipment - 18.7%
Advanced Micro Devices Inc (b)	114,100	66,281,831
Applied Materials Inc	39,100	28,269,300
Axcelis Technologies Inc (b)	5,100	966,195
Broadcom Inc	354,787	134,020,789
Cerebras Systems Inc Class A (b)(c)	16,300	3,602,300
Cerebras Systems Inc Class B (f)	800	176,800
Intel Corp (b)	314,700	43,941,561
KLA Corp	86,000	25,947,060
Lam Research Corp	105,700	45,802,981
MACOM Technology Solutions Holdings Inc (b)	38,500	14,644,245
Marvell Technology Inc	62,300	18,558,547
Micron Technology Inc	95,058	109,724,499
Monolithic Power Systems Inc	3,200	4,423,552
NVIDIA Corp	2,040,950	408,373,686
Rambus Inc (b)	47,700	6,331,698
SiTime Corp (b)	15,996	11,925,978
Teradyne Inc	14,000	6,773,760
Veeco Instruments Inc (b)	4,802	363,991
		930,128,773
Software - 6.1%
Cadence Design Systems Inc (b)	45,457	17,060,921
Canva Inc Class A (b)(d)(e)	700	889,441
Crowdstrike Holdings Inc Class A (b)	22,500	17,170,650
Datadog Inc Class A (b)	156,200	40,668,232
Microsoft Corp	495,857	184,964,579
Oracle Corp	2,666	390,702
Palantir Technologies Inc Class A (b)	41,799	4,876,689
Palo Alto Networks Inc (b)	69,300	23,632,686
Synopsys Inc (b)	32,500	14,497,275
		304,151,175
Technology Hardware, Storage & Peripherals - 6.7%
Apple Inc	1,014,830	293,651,209
Sandisk Corp (b)	1,200	2,728,476
Seagate Technology Holdings PLC	28,700	27,695,500
Western Digital Corp	16,000	10,219,520
		334,294,705
TOTAL INFORMATION TECHNOLOGY		1,691,763,726
Materials - 1.7%
Chemicals - 1.0%
Air Products and Chemicals Inc	15,900	4,661,562
Albemarle Corp	24,200	3,267,726
Balchem Corp	5,000	844,750
Corteva Inc	62,200	5,267,718
Dow Inc	43,200	1,181,952
Ecolab Inc	25,300	7,048,833
Linde PLC	38,300	19,875,402
LyondellBasell Industries NV Class A1	29,800	1,568,970
Sherwin-Williams Co/The	12,900	4,441,728
Solstice Advanced Materials Inc	21,900	1,940,340
		50,098,981
Construction Materials - 0.2%
CRH PLC	36,700	3,926,900
James Hardie Industries PLC (b)	94,400	2,471,392
Martin Marietta Materials Inc	8,100	4,671,270
		11,069,562
Containers & Packaging - 0.1%
Packaging Corp of America	4,300	1,024,603
Smurfit Westrock PLC	74,300	3,437,118
		4,461,721
Metals & Mining - 0.4%
Freeport-McMoRan Inc	111,300	6,999,657
Newmont Corp	76,000	7,098,400
Nucor Corp	27,600	6,147,900
		20,245,957
TOTAL MATERIALS		85,876,221
Real Estate - 1.8%
Health Care REITs - 0.3%
Ventas Inc	176,700	15,690,960
Industrial REITs - 0.2%
Prologis Inc	61,685	8,356,467
Terreno Realty Corp	24,700	1,599,819
		9,956,286
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	85,200	1,050,516
CoStar Group Inc (b)	26,900	761,807
Jones Lang LaSalle Inc (b)	13,700	4,246,315
		6,058,638
Residential REITs - 0.2%
Camden Property Trust	70,900	8,117,341
Invitation Homes Inc	62,600	1,891,146
		10,008,487
Retail REITs - 0.2%
Acadia Realty Trust	184,600	3,859,986
Macerich Co/The	248,400	6,257,196
		10,117,182
Specialized REITs - 0.8%
American Tower Corp	53,900	8,816,423
Equinix Inc	11,650	12,143,844
Extra Space Storage Inc	42,900	6,233,370
Iron Mountain Inc	38,200	4,825,042
SBA Communications Corp Class A	9,600	1,694,016
VICI Properties Inc	130,200	3,456,810
		37,169,505
TOTAL REAL ESTATE		89,001,058
Utilities - 2.0%
Electric Utilities - 1.4%
Alliant Energy Corp	52,200	3,982,338
American Electric Power Co Inc	57,500	7,866,575
Constellation Energy Corp	25,578	6,352,808
Duke Energy Corp	48,100	6,088,498
Entergy Corp	49,954	5,737,716
Evergy Inc	38,100	3,292,983
NextEra Energy Inc	171,665	15,067,037
NRG Energy Inc	36,082	5,270,137
PG&E Corp	224,557	3,777,049
Pinnacle West Capital Corp	14,600	1,562,200
PPL Corp	102,300	3,718,605
Southern Co/The	36,846	3,526,531
Xcel Energy Inc	68,600	5,508,580
		71,751,057
Independent Power and Renewable Electricity Producers - 0.1%
Fervo Energy Co Class A (b)(c)	14,800	432,604
Vistra Corp	32,700	5,187,201
		5,619,805
Multi-Utilities - 0.5%
Ameren Corp	37,700	4,261,608
CenterPoint Energy Inc	99,400	4,377,576
Dominion Energy Inc	64,100	4,377,389
NiSource Inc	78,300	3,723,165
Sempra	65,800	6,100,318
		22,840,056
TOTAL UTILITIES		100,210,918
TOTAL UNITED STATES		4,711,144,821
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	19,295	527,050
TOTAL COMMON STOCKS (Cost $3,127,894,914)		4,902,235,968

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/US 10% 12/31/2026 (d)(e) (Cost $345,632)	307,796	329,711

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(d)(e)	894,646	617,306
UNITED STATES - 0.7%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (b)(d)(e)	5,369	882,234
Waymo LLC Series D-2 (d)(e)	5,500	903,760
TOTAL CONSUMER DISCRETIONARY		1,785,994
Health Care - 0.0%
Biotechnology - 0.0%
Endeavor BioMedicines Inc Series C (b)(d)(e)	100,705	656,597
Health Care Equipment & Supplies - 0.0%
Kardium Inc/US Series D-7 (d)(e)	1,194,063	620,914
Kardium Inc/US Series D-7 (d)(e)	261,343	135,898
Kardium Inc/US Series D-7 (first closing) (d)(e)	54,374	28,274
Medical Microinstruments Inc/Italy Series C (b)(d)(e)	22,820	699,889
		1,484,975
TOTAL HEALTH CARE		2,141,572
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series H (d)(e)	6,700	461,965
Information Technology - 0.7%
Software - 0.7%
Anthropic PBC Series F (d)(e)	7,100	4,181,971
Anthropic PBC Series G (d)(e)	20,100	11,839,101
Anthropic PBC Series H (d)(e)	15,900	9,365,259
Databricks Inc Series L (d)(e)	1,292	257,263
OpenAI Group Pbc Series A-2 (d)(e)	2,147	1,476,470
OpenAI Group Pbc Series A-3 (d)(e)	233	160,232
OpenAI Group Pbc Series C (d)(e)	300	206,307
World Labs Technologies Inc Series C (d)(e)	3,700	1,160,209
World Labs Technologies Inc Series C PRIME (d)(e)	4,315	1,449,020
TOTAL INFORMATION TECHNOLOGY		30,095,832
TOTAL UNITED STATES		34,485,363
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $23,594,851)		35,102,669

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (h) (Cost $4,009,598)	3.65	4,010,000	4,009,599

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	59,150,324	59,162,154
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	7,253,276	7,254,002
TOTAL MONEY MARKET FUNDS (Cost $66,415,847)			66,416,156

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $3,222,260,842)	5,008,094,103
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(12,756,065)
NET ASSETS - 100.0%	4,995,338,038

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	92	9/2026	34,721,950	411,814

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,544,386 or 0.8% of net assets.

(e)	Level 3 security.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $209,645 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,885,711.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Series H	5/12/2026	461,983

Anthropic PBC Series F	8/18/2025	1,000,870

Anthropic PBC Series G	1/27/2026	5,208,642

Anthropic PBC Series H	5/28/2026	9,365,251

Canva Inc Class A	8/19/2025 - 11/12/2025	1,152,298

Databricks Inc Series L	12/18/2025	245,479

Endeavor BioMedicines Inc Series C	4/22/2024	657,060

InSightec Ltd Series G	6/17/2024	794,267

Kardium Inc/US 10% 12/31/2026	5/31/2024 - 3/31/2026	345,632

Kardium Inc/US Series D-7	5/31/2024 - 6/30/2025	537,824

Kardium Inc/US Series D-7	8/6/2024	126,864

Kardium Inc/US Series D-7 (first closing)	8/6/2024	8,459

Medical Microinstruments Inc/Italy Series C	2/16/2024	760,675

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

OpenAI Group Pbc Series A-2	9/30/2024	403,380

OpenAI Group Pbc Series A-3	8/4/2025	71,500

OpenAI Group Pbc Series C	3/27/2026	206,306

Saluda Medical Inc	3/12/2023 - 10/30/2025	617,461

Waymo LLC Class B	4/22/2026	246,474

Waymo LLC Series C2	10/18/2024	419,863

Waymo LLC Series D-2	2/2/2026	903,737

World Labs Technologies Inc Series C	2/17/2026	962,882

World Labs Technologies Inc Series C PRIME	2/17/2026	1,459,809

Zenas Biopharma Inc	10/8/2025	1,445,406

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc Class B	11/10/2026

Saluda Medical Inc	3/31/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	36,855,232	543,939,033	521,631,460	1,183,819	(960)	309	59,162,154	59,150,324	0.1%
Fidelity Securities Lending Cash Central Fund	4,585,645	121,266,364	118,598,007	25,305	-	-	7,254,002	7,253,276	0.0%
Total	41,440,877	665,205,397	640,229,467	1,209,124	(960)	309	66,416,156

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	511,958,339	511,958,339	-	-
Consumer Discretionary	462,917,420	462,670,940	-	246,480
Consumer Staples	229,320,386	225,092,677	4,227,709	-
Energy	144,309,013	142,393,083	1,915,930	-
Financials	572,836,953	572,777,693	-	59,260
Health Care	449,480,794	449,468,312	-	12,482
Industrials	453,024,557	452,472,194	552,363	-
Information Technology	1,796,944,414	1,773,206,338	22,848,635	889,441
Materials	92,232,116	92,232,116	-	-
Real Estate	89,001,058	89,001,058	-	-
Utilities	100,210,918	100,210,918	-	-

Convertible Corporate Bonds
Health Care	329,711	-	-	329,711

Convertible Preferred Stocks
Consumer Discretionary	1,785,994	-	-	1,785,994
Health Care	2,758,878	-	-	2,758,878
Industrials	461,965	-	-	461,965
Information Technology	30,095,832	-	-	30,095,832

U.S. Treasury Obligations	4,009,599	-	4,009,599	-

Money Market Funds	66,416,156	66,416,156	-	-
Total Investments in Securities:	5,008,094,103	4,937,899,824	33,554,236	36,640,043
Derivative Instruments:

Assets
Futures Contracts	411,814	411,814	-	-
Total Assets	411,814	411,814	-	-
Total Derivative Instruments:	411,814	411,814	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	411,814	-
Total Equity Risk	411,814	-
Total Value of Derivatives	411,814	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,987,473) - See accompanying schedule:
Unaffiliated issuers (cost $3,155,844,995)	$4,941,677,947
Fidelity Central Funds (cost $66,415,847)	66,416,156

Total Investment in Securities (cost $3,222,260,842)		$5,008,094,103
Foreign currency held at value (cost $5,356)		5,339
Receivable for investments sold		11,822,191
Receivable for fund shares sold		41,549
Dividends receivable		2,557,111
Interest receivable		7,781
Distributions receivable from Fidelity Central Funds		230,761
Receivable for variation margin on futures contracts		227,939
Other receivables		12
Total assets		5,022,986,786
Liabilities
Payable to custodian bank	$23,720
Payable for investments purchased	15,097,458
Payable for fund shares redeemed	2,367,153
Accrued management fee	2,837,598
Distribution and service plan fees payable	48
Other payables and accrued expenses	68,946
Collateral on securities loaned	7,253,825
Total liabilities		27,648,748
Net Assets		$4,995,338,038
Net Assets consist of:
Paid in capital		$2,880,198,663
Total accumulated earnings (loss)		2,115,139,375
Net Assets		$4,995,338,038

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($166,468 ÷ 10,000 shares)		$16.65
Service Class :
Net Asset Value, offering price and redemption price per share ($166,329 ÷ 10,000 shares)		$16.63
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($166,133 ÷ 10,000 shares)		$16.61
Investor Class :
Net Asset Value, offering price and redemption price per share ($4,994,839,108 ÷ 299,997,190 shares)		$16.65
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$23,025,654
Interest		94,631
Income from Fidelity Central Funds (including $25,305 from security lending)		1,209,124
Security lending		5,318
Total income		24,334,727
Expenses
Management fee
Basic fee	$14,854,863
Performance adjustment	(318,903)
Distribution and service plan fees	266
Custodian fees and expenses	102,250
Independent trustees' fees and expenses	5,405
Audit fees	37,928
Legal	6,814
Miscellaneous	8,753
Total expenses		14,697,376
Net Investment income (loss)		9,637,351
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	412,164,553
Fidelity Central Funds	(960)
Foreign currency transactions	(164,771)
Futures contracts	4,792,904
Total net realized gain (loss)		416,791,726
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	293,031,721
Fidelity Central Funds	309
Assets and liabilities in foreign currencies	(31,613)
Futures contracts	411,424
Total change in net unrealized appreciation (depreciation)		293,411,841
Net gain (loss)		710,203,567
Net increase (decrease) in net assets resulting from operations		$719,840,918
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,637,351	$25,684,993
Net realized gain (loss)	416,791,726	209,937,019
Change in net unrealized appreciation (depreciation)	293,411,841	511,838,255
Net increase (decrease) in net assets resulting from operations	719,840,918	747,460,267
Distributions to shareholders	-	(26,505,242)

Share transactions - net increase (decrease)	(397,754,662)	(448,240,236)
Total increase (decrease) in net assets	322,086,256	272,714,789

Net Assets
Beginning of period	4,673,251,782	4,400,536,993
End of period	$4,995,338,038	$4,673,251,782

Financial Highlights
VIP Stock Selector Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$14.38	$12.19	$10.26	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.09	.09	.07	.05	.01
Net realized and unrealized gain (loss)	2.23	2.19	1.94	2.14	(2.02)	.16
Total from investment operations	2.27	2.28	2.03	2.21	(1.97)	.17
Distributions from net investment income	-	(.09)	(.10)	(.07)	(.07)	(.01)
Total distributions	-	(.09)	(.10)	(.07)	(.07)	(.01)
Net asset value, end of period	$16.65	$14.38	$12.19	$10.26	$8.12	$10.16
Total Return D,E,F	15.79%	18.73%	19.70%	27.23%	(19.42)%	1.73%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.54% I	.45%	.51%	.60%	.61%	.61% I,J
Expenses net of fee waivers, if any	.54 % I	.45%	.50%	.59%	.61%	.61% I,J
Expenses net of all reductions, if any	.54% I	.45%	.50%	.59%	.61%	.61% I,J
Net investment income (loss)	.47% I	.67%	.81%	.74%	.63%	.52% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$166	$144	$122	$103	$81	$102
Portfolio turnover rate K	52 % I	56%	51%	39%	29%	159% L,M

AFor the period October 21, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
VIP Stock Selector Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$14.37	$12.19	$10.26	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.07	.08	.06	.05	.01
Net realized and unrealized gain (loss)	2.23	2.19	1.94	2.14	(2.03)	.16
Total from investment operations	2.26	2.26	2.02	2.20	(1.98)	.17
Distributions from net investment income	-	(.08)	(.09)	(.06)	(.06)	(.01)
Total distributions	-	(.08)	(.09)	(.06)	(.06)	(.01)
Net asset value, end of period	$16.63	$14.37	$12.19	$10.26	$8.12	$10.16
Total Return D,E,F	15.73%	18.55%	19.60%	27.12%	(19.51)%	1.71%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64% I	.55%	.61%	.70%	.71%	.71% I,J
Expenses net of fee waivers, if any	.64 % I	.55%	.61%	.69%	.71%	.71% I,J
Expenses net of all reductions, if any	.64% I	.55%	.61%	.69%	.71%	.71% I,J
Net investment income (loss)	.37% I	.57%	.71%	.64%	.53%	.41% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$166	$144	$122	$103	$81	$102
Portfolio turnover rate K	52 % I	56%	51%	39%	29%	159% L,M

AFor the period October 21, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
VIP Stock Selector Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$14.37	$12.19	$10.26	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.05	.06	.05	.03	.01
Net realized and unrealized gain (loss)	2.22	2.19	1.94	2.14	(2.02)	.16
Total from investment operations	2.24	2.24	2.00	2.19	(1.99)	.17
Distributions from net investment income	-	(.06)	(.07)	(.05)	(.05)	(.01)
Total distributions	-	(.06)	(.07)	(.05)	(.05)	(.01)
Net asset value, end of period	$16.61	$14.37	$12.19	$10.26	$8.12	$10.16
Total Return D,E,F	15.59%	18.39%	19.44%	26.95%	(19.63)%	1.68%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.79% I	.70%	.76%	.85%	.86%	.86% I,J
Expenses net of fee waivers, if any	.79 % I	.70%	.76%	.84%	.86%	.86% I,J
Expenses net of all reductions, if any	.79% I	.70%	.76%	.84%	.86%	.86% I,J
Net investment income (loss)	.22% I	.42%	.56%	.49%	.38%	.26% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$166	$144	$122	$103	$81	$102
Portfolio turnover rate K	52 % I	56%	51%	39%	29%	159% L,M

AFor the period October 21, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
VIP Stock Selector Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$14.39	$12.20	$10.26	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.08	.08	.06	.05	.01
Net realized and unrealized gain (loss)	2.23	2.19	1.94	2.14	(2.03)	.16
Total from investment operations	2.26	2.27	2.02	2.20	(1.98)	.17
Distributions from net investment income	-	(.08)	(.08)	(.06)	(.06)	(.01)
Total distributions	-	(.08)	(.08)	(.06)	(.06)	(.01)
Net asset value, end of period	$16.65	$14.39	$12.20	$10.26	$8.12	$10.16
Total Return D,E,F	15.71%	18.62%	19.68%	27.15%	(19.51)%	1.72%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.61% I	.52%	.58%	.67%	.68%	.68% I,J
Expenses net of fee waivers, if any	.61 % I	.52%	.58%	.67%	.68%	.68% I,J
Expenses net of all reductions, if any	.61% I	.52%	.58%	.67%	.68%	.68% I,J
Net investment income (loss)	.40% I	.60%	.74%	.67%	.56%	.44% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$4,994,839	$4,672,821	$4,400,171	$4,398,963	$3,961,826	$6,092,940
Portfolio turnover rate K	52 % I	56%	51%	39%	29%	159% L,M

AFor the period October 21, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Stock Selector Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,867,671,654
Gross unrealized depreciation	(98,702,505)
Net unrealized appreciation (depreciation)	$1,768,969,149
Tax cost	$3,239,536,768

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(79,595,465)
Long-term	-
Total capital loss carryforward	$(79,595,465)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Stock Selector Portfolio	1,233,875,841	1,637,103,570
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.65

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.54
Service Class	.54
Service Class 2.54
Investor Class	.62

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
VIP Stock Selector Portfolio	MSCI U.S. Investable Market 2500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Investor Class. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.01)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$76
Service Class 2	190
$266

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Stock Selector Portfolio	15,336

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Stock Selector Portfolio	93,027,048	111,463,519	14,880,636
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Stock Selector Portfolio	2,934
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Stock Selector Portfolio	3,560	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Stock Selector Portfolio	3,978,530
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Stock Selector Portfolio
Distributions to shareholders
Initial Class	$ -	$940
Service Class	-	810
Service Class 2	-	620
Investor Class	-	26,502,872
Total	$ -	$26,505,242
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Stock Selector Portfolio
Investor Class
Shares sold	10,338,721	24,424,594	$151,882,329	$310,108,056
Reinvestment of distributions	-	1,834,109	-	26,502,872
Shares redeemed	(35,148,882)	(62,106,407)	(549,636,991)	(784,851,164)
Net increase (decrease)	(24,810,161)	(35,847,704)	$(397,754,662)	$(448,240,236)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	VIP FundsManager 70% Portfolio	VIP FundsManager 85% Portfolio
VIP Stock Selector Portfolio	19%	48%	20%	12%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Stock Selector Portfolio	99
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Stock Selector Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.9904321.104
VSACI-SANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026